    Filed with the Securities and Exchange Commission on September 30, 2014


                                                    Registration No. 333-184891
                                           Investment Company Act No. 811-07975
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 145

                   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              (Name of Depositor)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               SUN-JIN MOON, ESQ.
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6000
           (Name, address and telephone number of agent for service)

                                   COPIES TO:

                                WILLIAM J. EVERS
                                 VICE PRESIDENT
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                             213 WASHINGTON STREET
                             NEWARK, NJ 07102-2992
                                 (973) 802-3716

          Approximate Date of Proposed Sale to the Public: Continuous

                               -----------------

 It is proposed that this filing become effective: (check appropriate space)

 [X] immediately upon filing pursuant to paragraph (b) of Rule 485

 [_] on ______ pursuant to paragraph (b) of Rule 485

 [_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

 [_] on ______ pursuant to paragraph (a)(i) of Rule 485

 [_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

 [_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 If appropriate, check the following box:

 [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

               INTEREST IN INDIVIDUAL VARIABLE ANNUITY CONTRACTS.

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 5 to Registration Statement No. 333-184891 for the purpose of including in the Registration Statement a Prospectus Supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 5 incorporates by reference the prospectuses dated April 28, 2014, contained in Part A of Post-Effective Amendment No. 4, filed on April 11, 2014.

               PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                     Supplement, dated September 30, 2014,
            to Prospectuses dated April 28, 2014 and April 30, 2014

All of the changes described below are effective on or about November 24, 2014.

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference. This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust Portfolios and to describe certain other updates to your Annuity Prospectus. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

New AST Portfolio
-----------------

The addition of the new AST Portfolio described below only applies to the Prudential Premier(R) Retirement Variable Annuity Prospectus dated April 28, 2014 (for Annuities issued on or after February 10, 2014).

AST Legg Mason Diversified Growth Portfolio. A variable investment option that invests in this portfolio will be added to your Annuity. This portfolio is available only with certain optional living benefits. The inside front cover of your Annuity Prospectus is amended to include the name of this new Portfolio.

Other Portfolio Changes
-----------------------

(1.)AST FI Pyramis(R) Portfolios. The footnote to AST FI Pyramis(R) Portfolios in the section entitled, "Investment Options," is deleted and replaced with the following:

       Pyramis is a registered service mark of FMR LLC. Used with permission.

(2.)AST Federated Aggressive Growth Portfolio. This Portfolio will be changing its name to the AST Small-Cap Growth Opportunities Portfolio. Also, Wellington Management Company, LLP and RS Investment Management Company, LLC, will replace Federated Equity Management Company of
    Pennsylvania/Federated Global Investment Management Corp. as the subadvisors to the Portfolio.

(3.)AST International Value Portfolio. This Portfolio will be replacing a subadvisor. Lazard Asset Management, LLC will replace Thornburg Investment Management, Inc.

(4.)AST Jennison Large-Cap Value Portfolio. This Portfolio will be changing its name to the AST Boston Partners Large-Cap Value Portfolio. Also, Robeco Investment Management, Inc., d/b/a Boston Partners will replace Jennison Associates, LLC as the subadvisor to the Portfolio.

(5.)AST New Discovery Asset Allocation Portfolio. This Portfolio will be replacing two subadvisors. Longfellow Investment Management Co. LLC and Vision Capital Management Inc. will replace Bradford and Marzec, LLC and Brown Advisory, LLC, respectively, as subadvisors to the Portfolio.

(6.)The following Portfolios will be changing their Style/Type to "Alternatives:" AST Cohen & Steers Realty Portfolio, AST Global Real Estate Portfolio, and AST T. Rowe Price Natural Resources Portfolio.

(7.)The following Portfolios will be changing their Style/Type to "Domestic
    Equity:"

 AST AQR Large-Cap Portfolio            AST MFS Large-Cap Value Portfolio
 AST Boston Partners Large-Cap Value
 Portfolio                              AST Mid-Cap Value Portfolio
 AST Clearbridge Dividend Growth        AST Neuberger Berman/LSV Mid-Cap
 Portfolio                              Value Portfolio
 AST Goldman Sachs Large-Cap Value      AST Neuberger Berman Mid-Cap Growth
 Portfolio                              Portfolio
 AST Goldman Sachs Mid-Cap Growth
 Portfolio                              AST QMA Large-Cap Portfolio
 AST Goldman Sachs Small-Cap Value
 Portfolio                              AST QMA US Equity Alpha Portfolio
 AST Herndon Large-Cap Value Portfolio  AST Small-Cap Growth Portfolio
 AST Jennison Large-Cap Growth          AST Small-Cap Growth Opportunities
 Portfolio                              Portfolio
 AST Large-Cap Value Portfolio          AST Small-Cap Value Portfolio
 AST Loomis Sayles Large-Cap Growth     AST T. Rowe Price Equity Income
 Portfolio                              Portfolio
 AST MFS Growth Portfolio               AST T. Rowe Price Large-Cap Growth
                                        Portfolio

(8.)The table entitled "Underlying Mutual Fund Portfolio Annual Expenses" in
    "Summary of Contract Fees and Charges" is amended as follows:

                                                    UNDERLYING MUTUAL FUND
                                                   PORTFOLIO ANNUAL EXPENSES
                                                (as a percentage of the average
                                                 net assets of the underlying
                                                          Portfolios)
-------------------------------------------------------------------------------------------------------------------------------
                                              Distribution                                      Total
                                                 and/or                Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                Service     Dividend   and Expenses Portfolio Portfolio  Fee Waiver   Portfolio
UNDERLYING              Management  Other         Fees     Expense on    on Short    Fees &   Operating  or Expense   Operating
PORTFOLIO                  Fees    Expenses   (12b-1 fees) Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
----------              ---------- --------   ------------ ----------- ------------ --------- --------- ------------- ----------
Advanced Series Trust

AST Boston Partners
  Large-Cap Value
  Portfolio                0.73%     0.02%        0.10%       0.00%        0.00%      0.00%     0.85%        0.00%       0.85%
AST Legg Mason
  Diversified Growth
  Portfolio/1/             0.89%     0.07%/2/     0.10%       0.00%        0.00%      0.13%     1.19%       -0.12%       1.07%
AST Small-Cap Growth
  Opportunities
  Portfolio                0.93%     0.05%        0.10%       0.00%        0.00%      0.00%     1.08%        0.00%       1.08%

/1/ The Investment Managers have contractually agreed to waive a portion of its investment management fee/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadvisor, and excluding taxes, interest, and brokerage commissions) do not exceed 1.07% of the Portfolio's average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2015, and may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue the arrangement after June 30, 2015 will be subject to review by the Manager and the Trust's Board of Trustees.
/2/ The Portfolio will commence operations on or about November 24, 2014. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ended December 31, 2014.

(9.)The summary descriptions for certain Portfolios described above are amended as follows in the "Investment Objectives/Policies" table:

ADVANCED SERIES                                                                PORTFOLIO
TRUST ("AST")                      STYLE/        INVESTMENT                     ADVISER/
PORTFOLIO NAME                      TYPE         OBJECTIVES                  SUBADVISER(S)
---------------                   -------- ------------------------ ---------------------------------
 AST Boston Partners Large-Cap    DOMESTIC Seeks long-term capital  .Robeco Investment
         Value Portfolio           QUITY   appreciation.             Management, Inc., d/b/a Boston
(formerly AST Jennison Large-Cap                                     Partners
         Value Portfolio)

ADVANCED SERIES                                                                          PORTFOLIO
TRUST ("AST")                         STYLE/             INVESTMENT                       ADVISER/
PORTFOLIO NAME                         TYPE              OBJECTIVES                     SUBADVISER(S)
---------------                     ---------- -------------------------------- ------------------------------
    AST Legg Mason Diversified        ASSET    Seek high risk-adjusted returns  .QS Legg Mason Global Asset
          Growth Portfolio          ALLOCATION compared to its blended index.    Allocation, LLC (LMGAA)
                                                                                .QS Batterymarch Financial
                                                                                 Management, Inc.
                                                                                .Brandywine Global
                                                                                 Investment Management, LLC
                                                                                .ClearBridge Investments, LLC
                                                                                .Western Asset Management
                                                                                 Company
                                                                                .Western Asset Management
                                                                                 Company Limited (WAMCO
                                                                                 London)

     AST New Discovery Asset          ASSET    Seeks total return               .C.S. McKee, LP
        Allocation Portfolio        ALLOCATION                                  .EARNEST Partners, LLC
                                                                                .Epoch Investment Partners,
                                                                                 Inc.
                                                                                .Longfellow Investment
                                                                                 Management Co. LLC
                                                                                .Parametric Portfolio
                                                                                 Associates LLC
                                                                                .Security Investors, LLC
                                                                                .Thompson, Siegel &
                                                                                 Walmsley LLC
                                                                                .Vision Capital Management
                                                                                 Inc.

       AST Small-Cap Growth          DOMESTIC  Seeks long-term capital          .Wellington Management
      Opportunities Portfolio         EQUITY   appreciation.                     Company, LLP
(formerly AST Federated Aggressive                                              .RS Investment Management
         Growth Portfolio)                                                       Company, LLC

The changes described below only apply to the Prudential Premier(R) Retirement Variable Annuity Prospectus dated April 30, 2014 (for Annuities purchased prior to February 25, 2013.)

   (a.)The following paragraph replaces the fourth paragraph in Appendix C under the section entitled "Key Feature - Protected Withdrawal Value:"

This means that if you do not take a Lifetime Withdrawal on or before the 12/th/ benefit anniversary of the benefit, your Protected Withdrawal Value on the 12/th/ benefit anniversary will be at least double (200%) your initial Protected Withdrawal Value established on the date of benefit election. As such, you should carefully consider when it is most appropriate for you to begin taking withdrawals under the benefit.

   (b.)In Appendix C, the subheading, "Charge for Spousal Highest Daily
       Lifetime 6 Plus," is changed to "Charge for Spousal Highest Daily Lifetime Income."

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PPJSUP1

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION



                  April 28, 2014, as Supplemented September 30,2014


                   (For Annuities offering Highest Daily Lifetime(R)
                    Income v2.1 Optional Benefits and Highest Daily Lifetime(R)Income v3.0 Optional Benefits)


                                  -------------




   PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT VARIABLE


                                ANNUITY CONTRACTS



This variable annuity contract is issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of not less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.



This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated April 28, 2014 (For Annuities offering Highest Daily Lifetime(R)Income v2.1 Optional Benefits and Highest Daily Lifetime(R)Income v3.0 Optional Benefits).





To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


               TABLE OF CONTENTS

                                                                  Page
                                                                  ----
         Company                                                    2
         Experts                                                    2
         Principal Underwriter                                      2
         Payments Made to Promote Sale of Our Products              2
         Determination of Accumulation Unit Values                  3
         Historical Roll-Up Rates and Withdrawal Percentages        4
         Separate Account Financial Information                    A1
         Company Financial Information                             B1



                                             Prudential Annuity Service Center
 Pruco Life Insurance Company of New Jersey           P.O. Box 7960
           213 Washington Street                  Philadelphia, PA 19176
           Newark, NJ 07102-2992                 Telephone: (888) PRU 2888


The Prudential Premier(R) Retirement Variable Annuity is a service mark of The Prudential Insurance Company of America.

                                     COMPANY


Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is anindirect wholly-owned subsidiary of Prudential Financial, Inc. ("PrudentialFinancial"), a New Jersey insurance holding company.


                                     EXPERTS





The financial statements of Pruco Life Insurance Company of New Jersey as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2013 and for each of the two years in the period then ended December 31, 2013, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.






                              PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.



With respect to all individual annuities issued by Pruco Life of New Jersey, PAD received commissions of $75,673,069, $106,497,788 and $97,819,083 in 2013,
2012 and 2011 respectively. PAD retained none of those commissions.


As discussed in the prospectus, Pruco Life of New Jersey pays commissions to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life of New Jersey may pay trail commissions to selling firms to pay to its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuity and the amount of time that the Annuity has been in effect.



                  PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS



In an effort to promote the sale of our products (which may include the placement of Pruco Life of New Jersey and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

    . Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life of New Jersey products that were sold through the firm.

    . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life of New Jersey annuity products sold through the firm.

    . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2013, the least amount paid, and greatest amount paid, were $6.09 and $8,190,573.05, respectively.




                    DETERMINATION OF ACCUMULATION UNIT VALUES


The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next.


The net investment factor for a Valuation Period is {(a) divided by (b)}, less
(c), where:

(a) is the net result of:


(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus


(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b) is the net result of:


(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid(accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus (2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c) is the Insurance Charge corresponding to the portion of the 365 day year(366 for a leap year) that is in the current Valuation Period.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

              HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND APRIL 14, 2014.

The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after April 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN APRIL 15, 2014 AND MAY 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after May 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MAY 15, 2014 AND JUNE 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2014 AND JULY 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 15, 2014 AND AUGUST 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2014. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2014 AND SEPTEMBER 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after September 15, 2014. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%



THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN SEPTEMBER 15, 2014 AND OCTOBER 14, 2014.

The Roll-up Rate and Withdrawal Percentages may be different than those listed below for applicable paperwork signed on or after October 15, 2014. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.



                                 ROLL-UP RATE:
                               ------------------
                                      5%
                               ------------------



                            WITHDRAWAL PERCENTAGES

The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:



                 AGES     SINGLE PERCENTAGE SPOUSAL PERCENTAGE
                 ----     ----------------- ------------------
                 50 - 54          3%               2.5%
                 55 - 59         3.5%               3%
                 60 - 64          4%               3.5%
                 65 - 69          5%               4.5%
                 70 - 84          5%               4.5%
                   85+            6%               5.5%

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                            ---------------------------------------------------------------------------

                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
ASSETS
  Investment in the portfolios, at
   fair value.............................. $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            -----------    -----------       -----------    -----------   -----------
  Net Assets............................... $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            ===========    ===========       ===========    ===========   ===========

NET ASSETS, representing:
  Accumulation units....................... $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            -----------    -----------       -----------    -----------   -----------
                                            $14,204,330    $22,652,606       $22,928,791    $31,308,155   $20,420,658
                                            ===========    ===========       ===========    ===========   ===========

  Units outstanding........................  11,766,880      9,448,011         8,359,496     10,703,453     5,209,281
                                            ===========    ===========       ===========    ===========   ===========

  Portfolio shares held....................   1,420,433      2,057,457           640,290      1,301,794     3,860,238
  Portfolio net asset value per share...... $     10.00    $     11.01       $     35.81    $     24.05   $      5.29
  Investment in portfolio shares,
   at cost................................. $14,204,330    $22,879,968       $17,319,732    $25,091,674   $20,483,911

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                            ---------------------------------------------------------------------------

                                             PRUDENTIAL     PRUDENTIAL                       PRUDENTIAL    PRUDENTIAL
                                            MONEY MARKET DIVERSIFIED BOND PRUDENTIAL EQUITY    VALUE       HIGH YIELD
                                             PORTFOLIO      PORTFOLIO         PORTFOLIO      PORTFOLIO   BOND PORTFOLIO
                                            ------------ ---------------- ----------------- -----------  --------------
                                             01/01/2013     01/01/2013       01/01/2013      01/01/2013    01/01/2013
                                                 TO             TO               TO              TO            TO
                                             12/31/2013     12/31/2013       12/31/2013      12/31/2013    12/31/2013
                                            ------------ ---------------- ----------------- -----------  --------------
INVESTMENT INCOME
  Dividend income.......................... $       243    $   952,677       $         0    $         0   $ 1,335,169
                                            -----------    -----------       -----------    -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration.............     208,337        336,641           308,180        446,986       308,683
                                            -----------    -----------       -----------    -----------   -----------

NET INVESTMENT INCOME (LOSS)...............    (208,094)       616,036          (308,180)      (446,986)    1,026,486
                                            -----------    -----------       -----------    -----------   -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received.....           0        678,509                 0              0             0
  Realized gain (loss) on shares
   redeemed................................           0         91,016           577,503        684,335        26,504
  Net change in unrealized gain (loss) on
   investments.............................           0     (1,892,458)        5,696,969      7,995,831       113,048
                                            -----------    -----------       -----------    -----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS.............................           0     (1,122,933)        6,274,472      8,680,166       139,552
                                            -----------    -----------       -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................. $  (208,094)   $  (506,897)      $ 5,966,292    $ 8,233,180   $ 1,166,038
                                            ===========    ===========       ===========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                                                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                   JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND         SHARES
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------
  $26,062,075       $6,316,452    $28,557,779    $5,373,792      $2,038,608     $7,605,565      $10,327,630       $5,677,300
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

   10,276,280        2,833,505     10,176,462     1,262,743       1,222,472      2,490,388        4,046,112        2,491,991
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

      554,276          253,571        768,715       205,420         129,682        267,331          268,739          166,003
  $     47.02       $    24.91    $     37.15    $    26.16      $    15.72     $    28.45      $     38.43       $    34.20
  $18,288,072       $4,877,477    $17,714,178    $3,420,271      $1,754,516     $5,334,568      $ 6,651,400       $4,308,839

                                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL                                                       JANUS ASPEN
                                   PRUDENTIAL       SMALL       T. ROWE PRICE  T. ROWE PRICE                   JANUS PORTFOLIO -
PRUDENTIAL STOCK    PRUDENTIAL      JENNISON   CAPITALIZATION   INTERNATIONAL  EQUITY INCOME INVESCO V.I. CORE   INSTITUTIONAL
INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO   STOCK PORTFOLIO STOCK PORTFOLIO   PORTFOLIO      EQUITY FUND         SHARES
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
   01/01/2013       01/01/2013     01/01/2013    01/01/2013      01/01/2013     01/01/2013      01/01/2013        01/01/2013
       TO               TO             TO            TO              TO             TO              TO                TO
   12/31/2013       12/31/2013     12/31/2013    12/31/2013      12/31/2013     12/31/2013      12/31/2013        12/31/2013
---------------- ---------------- -----------  --------------- --------------- ------------- ----------------- -----------------
  $         0       $        0    $         0    $        0      $   16,752     $  110,345      $   137,097       $   40,921
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

      354,273           85,768        366,288        69,741          27,193        100,010          137,554           74,064
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

     (354,273)         (85,768)      (366,288)      (69,741)        (10,441)        10,335             (457)         (33,143)
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

            0                0              0             0               0              0                0                0
    1,058,361          105,848      1,030,399       279,637          14,533        194,438          405,745          113,667
    5,763,442        1,335,550      7,252,782     1,436,294         225,814      1,541,575        1,971,625        1,261,164
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

    6,821,803        1,441,398      8,283,181     1,715,931         240,347      1,736,013        2,377,370        1,374,831
  -----------       ----------    -----------    ----------      ----------     ----------      -----------       ----------

  $ 6,467,530       $1,355,630    $ 7,916,893    $1,646,190      $  229,906     $1,746,348      $ 2,376,913       $1,341,688
  ===========       ==========    ===========    ==========      ==========     ==========      ===========       ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                JANUS ASPEN                                          FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH                     GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -        VP     SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND      CLASS 2
                                               ------------- ------------- ------------- ---------- -----------------
ASSETS
  Investment in the portfolios, at fair value.  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ----------    ----------    ----------   ----------    ----------
  Net Assets..................................  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ==========    ==========    ==========   ==========    ==========

NET ASSETS, representing:
  Accumulation units..........................  $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ----------    ----------    ----------   ----------    ----------
                                                $8,387,039    $1,824,091    $7,154,016   $2,610,839    $3,444,775
                                                ==========    ==========    ==========   ==========    ==========

  Units outstanding...........................   2,205,642       743,917     2,769,025      903,877     1,310,827
                                                ==========    ==========    ==========   ==========    ==========

  Portfolio shares held.......................     199,596        63,469       183,108      308,975       126,833
  Portfolio net asset value per share.........  $    42.02    $    28.74    $    39.07   $     8.45    $    27.16
  Investment in portfolio shares, at cost.....  $6,579,622    $1,122,973    $4,382,458   $2,047,110    $2,659,075

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                JANUS ASPEN                                          FTVIP FRANKLIN
                                                 OVERSEAS       MFS(R)        MFS(R)                  SMALL-MID CAP
                                                PORTFOLIO -    RESEARCH       GROWTH                     GROWTH
                                               INSTITUTIONAL   SERIES -      SERIES -        VP     SECURITIES FUND -
                                                  SHARES     INITIAL CLASS INITIAL CLASS VALUE FUND      CLASS 2
                                               ------------- ------------- ------------- ---------- -----------------
                                                01/01/2013    01/01/2013    01/01/2013   01/01/2013    01/01/2013
                                                    TO            TO            TO           TO            TO
                                                12/31/2013    12/31/2013    12/31/2013   12/31/2013    12/31/2013
                                               ------------- ------------- ------------- ---------- -----------------
INVESTMENT INCOME
  Dividend income.............................  $  260,796    $    5,568    $   15,276   $   41,746    $        0
                                                ----------    ----------    ----------   ----------    ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................     115,150        24,147        90,815       35,584        42,789
                                                ----------    ----------    ----------   ----------    ----------

NET INVESTMENT INCOME (LOSS)..................     145,646       (18,579)      (75,539)       6,162       (42,789)
                                                ----------    ----------    ----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0         4,150        48,389            0       198,565
  Realized gain (loss) on shares redeemed.....     248,842        88,943       311,670       78,519        45,525
  Net change in unrealized gain (loss)
   on investments.............................     640,322       382,948     1,679,985      576,005       745,862
                                                ----------    ----------    ----------   ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS................     889,164       476,041     2,040,044      654,524       989,952
                                                ----------    ----------    ----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $1,034,810    $  457,462    $1,964,505   $  660,686    $  947,163
                                                ==========    ==========    ==========   ==========    ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                    LARGE CAP       SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------
  $4,449,868    $2,325,688      $672,485      $10,544,560       $451,482        $9,282,709    $2,575,957     $2,221,797
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

   1,916,565     1,528,138       730,835        3,976,807        307,824         3,313,145     1,570,179      1,220,191
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========

     215,073       172,529        16,158          559,987         13,381           857,129       408,882        279,471
  $    20.69    $    13.48      $  41.62      $     18.83       $  33.74        $    10.83    $     6.30     $     7.95
  $2,931,210    $1,941,461      $482,508      $ 6,993,042       $276,394        $6,204,906    $2,533,693     $2,256,432

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL SP
                            ALLIANCEBERNSTEIN  PRUDENTIAL                       PRUDENTIAL   PRUDENTIAL SP
  PRUDENTIAL                    LARGE CAP       SP SMALL    JANUS ASPEN JANUS  U.S. EMERGING INTERNATIONAL  PRUDENTIAL SP
JENNISON 20/20  DAVIS VALUE GROWTH PORTFOLIO   CAP VALUE   PORTFOLIO - SERVICE    GROWTH        GROWTH      INTERNATIONAL
FOCUS PORTFOLIO  PORTFOLIO       CLASS B       PORTFOLIO         SHARES          PORTFOLIO     PORTFOLIO   VALUE PORTFOLIO
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  01/01/2013    01/01/2013     01/01/2013      01/01/2013      01/01/2013       01/01/2013    01/01/2013     01/01/2013
      TO            TO             TO              TO              TO               TO            TO             TO
  12/31/2013    12/31/2013     12/31/2013      12/31/2013      12/31/2013       12/31/2013    12/31/2013     12/31/2013
--------------- ----------- ----------------- -----------  ------------------- ------------- ------------- ---------------
  $        0    $   18,509      $      0      $         0       $  2,677        $        0    $        0     $        0
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

      58,510        31,603         7,812          152,315          6,466           138,169        39,853         35,307
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

     (58,510)      (13,094)       (7,812)        (152,315)        (3,789)         (138,169)      (39,853)       (35,307)
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

           0       156,532             0                0              0                 0             0              0
     163,492        63,545        17,254          436,282         15,571           365,388       (55,714)       (83,348)
     930,064       413,009       162,443        2,681,351         89,965         1,858,230       496,220        495,159
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

   1,093,556       633,086       179,697        3,117,633        105,536         2,223,618       440,506        411,811
  ----------    ----------      --------      -----------       --------        ----------    ----------     ----------

  $1,035,046    $  619,992      $171,885      $ 2,965,318       $101,747        $2,085,449    $  400,653     $  376,504
  ==========    ==========      ========      ===========       ========        ==========    ==========     ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST         AST SCHRODERS                 AST J.P. MORGAN
                                          GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                            LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                         VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                         --------------- ----------------- ------------- --------------- ---------------
ASSETS
  Investment in the portfolios, at
   fair value...........................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           -----------     ------------     -----------   ------------     -----------
  Net Assets............................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           ===========     ============     ===========   ============     ===========

NET ASSETS, representing:
  Accumulation units....................   $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           -----------     ------------     -----------   ------------     -----------
                                           $21,850,362     $201,708,284     $20,164,014   $173,480,823     $15,533,403
                                           ===========     ============     ===========   ============     ===========

  Units outstanding.....................     1,473,551       15,988,008       1,426,594     13,920,320       1,020,592
                                           ===========     ============     ===========   ============     ===========

  Portfolio shares held.................       928,617       12,758,272       2,663,674     11,120,566       1,210,710
  Portfolio net asset value per share...   $     23.53     $      15.81     $      7.57   $      15.60     $     12.83
  Investment in portfolio shares,
   at cost..............................   $15,715,582     $170,944,946     $18,703,768   $147,883,029     $11,265,804

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST         AST SCHRODERS                 AST J.P. MORGAN
                                          GOLDMAN SACHS  MULTI-ASSET WORLD  AST COHEN &     STRATEGIC      AST HERNDON
                                            LARGE-CAP       STRATEGIES     STEERS REALTY  OPPORTUNITIES     LARGE-CAP
                                         VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                                         --------------- ----------------- ------------- --------------- ---------------
                                           01/01/2013       01/01/2013      01/01/2013     01/01/2013      01/01/2013
                                               TO               TO              TO             TO              TO
                                           12/31/2013       12/31/2013      12/31/2013     12/31/2013      12/31/2013
                                         --------------- ----------------- ------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income.......................   $         0     $          0     $         0   $          0     $         0
                                           -----------     ------------     -----------   ------------     -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration..........       298,048        3,090,696         342,470      2,658,596         260,391
                                           -----------     ------------     -----------   ------------     -----------

NET INVESTMENT INCOME (LOSS)............      (298,048)      (3,090,696)       (342,470)    (2,658,596)       (260,391)
                                           -----------     ------------     -----------   ------------     -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received..             0                0               0              0               0
  Realized gain (loss) on shares
   redeemed.............................       752,607        2,368,659         613,831      2,191,097       1,168,103
  Net change in unrealized gain (loss)
   on investments.......................     4,512,689       22,209,455        (153,598)    14,665,102       3,377,850
                                           -----------     ------------     -----------   ------------     -----------

NET GAIN (LOSS) ON
   INVESTMENTS..........................     5,265,296       24,578,114         460,233     16,856,199       4,545,953
                                           -----------     ------------     -----------   ------------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........................   $ 4,967,248     $ 21,487,418     $   117,763   $ 14,197,603     $ 4,285,562
                                           ===========     ============     ===========   ============     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                  AST GOLDMAN
                AST FEDERATED                                        SACHS         AST GOLDMAN
AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
 $25,819,728     $19,714,825      $12,997,424     $12,107,097     $20,906,731      $31,746,685      $26,788,007
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

   1,970,933       1,194,383          796,298         737,739       1,358,734        1,871,453        1,822,993
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

   3,144,912       1,453,896          731,425         590,590         514,184        4,574,450        1,348,842
 $      8.21     $     13.56      $     17.77     $     20.50     $     40.66      $      6.94      $     19.86

 $23,459,980     $13,855,693      $ 9,325,868     $ 8,459,959     $15,102,376      $24,294,849      $20,531,343


                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                                                  AST GOLDMAN
                AST FEDERATED                                        SACHS         AST GOLDMAN
AST HIGH YIELD    AGGRESSIVE      AST MID-CAP    AST SMALL-CAP    CONCENTRATED    SACHS MID-CAP    AST LARGE-CAP
  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
  01/01/2013      01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013      01/01/2013
      TO              TO              TO              TO               TO               TO              TO
  12/31/2013      12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013      12/31/2013
-------------- ---------------- --------------- --------------- ---------------- ---------------- ---------------
 $         0     $         0      $         0     $         0     $         0      $         0      $         0
 -----------     -----------      -----------     -----------     -----------      -----------      -----------



     392,804         285,016          200,919         187,405         306,493          456,552          307,472
 -----------     -----------      -----------     -----------     -----------      -----------      -----------
    (392,804)       (285,016)        (200,919)       (187,405)       (306,493)        (456,552)        (307,472)
 -----------     -----------      -----------     -----------     -----------      -----------      -----------

           0               0                0               0               0                0                0

     352,138         862,235          618,787         692,151         850,121          828,726          673,220

   1,278,022       4,951,263        2,570,168       2,632,774       4,023,859        6,670,050        5,875,673
 -----------     -----------      -----------     -----------     -----------      -----------      -----------


   1,630,160       5,813,498        3,188,955       3,324,925       4,873,980        7,498,776        6,548,893
 -----------     -----------      -----------     -----------     -----------      -----------      -----------



 $ 1,237,356     $ 5,528,482      $ 2,988,036     $ 3,137,520     $ 4,567,487      $ 7,042,224      $ 6,241,421
 ===========     ===========      ===========     ===========     ===========      ===========      ===========

----------------

AST LORD ABBETT
   CORE FIXED
INCOME PORTFOLIO
----------------
  $37,729,246
  -----------
  $37,729,246
  ===========

  $37,729,246
  -----------
  $37,729,246
  ===========

    3,207,037
  ===========

    3,347,759
  $     11.27

  $37,513,999



----------------

AST LORD ABBETT
   CORE FIXED
INCOME PORTFOLIO
----------------
   01/01/2013
       TO
   12/31/2013
----------------
  $         0
  -----------



      632,980
  -----------
     (632,980)
  -----------

            0

      136,672

     (977,190)
  -----------


     (840,518)
  -----------



  $(1,473,498)
  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST                                        AST NEUBERGER
                                          LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                            LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                         GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                         ---------------- -------------- ---------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at
   fair value...........................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           -----------     -----------     -----------     -----------    -----------
  Net Assets............................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           ===========     ===========     ===========     ===========    ===========

NET ASSETS, representing:
  Accumulation units....................   $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           -----------     -----------     -----------     -----------    -----------
                                           $34,849,829     $14,885,392     $23,893,297     $24,541,417    $18,000,497
                                           ===========     ===========     ===========     ===========    ===========

  Units outstanding.....................     2,198,980         919,617       1,419,936       1,439,394      1,729,316
                                           ===========     ===========     ===========     ===========    ===========

  Portfolio shares held.................     1,194,305         974,813         738,131       1,019,585      1,739,178
  Portfolio net asset value per share...   $     29.18     $     15.27     $     32.37     $     24.07    $     10.35
  Investment in portfolio shares,
   at cost..............................   $24,563,100     $10,417,804     $17,445,919     $17,156,960    $18,381,056

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                               AST                                        AST NEUBERGER
                                          LOOMIS SAYLES                   AST NEUBERGER   BERMAN / LSV     AST PIMCO
                                            LARGE-CAP     AST MFS GROWTH  BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY
                                         GROWTH PORTFOLIO   PORTFOLIO    GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO
                                         ---------------- -------------- ---------------- ------------- ----------------
                                            01/01/2013      01/01/2013      01/01/2013     01/01/2013      01/01/2013
                                                TO              TO              TO             TO              TO
                                            12/31/2013      12/31/2013      12/31/2013     12/31/2013      12/31/2013
                                         ---------------- -------------- ---------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.......................   $         0     $         0     $         0     $         0    $         0
                                           -----------     -----------     -----------     -----------    -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration..........       534,455         216,653         348,010         347,239        325,084
                                           -----------     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)............      (534,455)       (216,653)       (348,010)       (347,239)      (325,084)
                                           -----------     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received..             0               0               0               0              0
  Realized gain (loss) on shares
   redeemed.............................     1,691,427         585,552         950,826       1,207,100        (88,302)
  Net change in unrealized gain (loss)
   on investments.......................     8,217,224       3,438,459       4,995,017       5,754,599       (354,904)
                                           -----------     -----------     -----------     -----------    -----------

NET GAIN (LOSS) ON
   INVESTMENTS..........................     9,908,651       4,024,011       5,945,843       6,961,699       (443,206)
                                           -----------     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...........................   $ 9,374,196     $ 3,807,358     $ 5,597,833     $ 6,614,460    $  (768,290)
                                           ===========     ===========     ===========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------

$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------
$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------
$27,730,999    $10,685,844   $32,012,489  $752,863,432    $21,372,583      $24,368,392      $16,325,810      $78,530,007
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  1,935,981        652,161     2,808,837    55,047,148      1,354,256        1,940,967        1,539,635        6,836,421
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  2,250,893        593,328     1,408,381    33,790,998      1,410,732          951,519        1,515,860        6,549,625
$     12.32    $     18.01   $     22.73  $      22.28    $     15.15      $     25.61      $     10.77      $     11.99

$20,748,031    $ 8,020,811   $28,425,649  $611,488,622    $15,697,647      $19,536,675      $16,700,207      $66,568,982


                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
AST T. ROWE                  AST T. ROWE   AST T. ROWE                                                      AST WELLINGTON
PRICE EQUITY    AST QMA US  PRICE NATURAL  PRICE ASSET                   AST J.P. MORGAN        AST           MANAGEMENT
   INCOME      EQUITY ALPHA   RESOURCES    ALLOCATION    AST MFS GLOBAL   INTERNATIONAL   TEMPLETON GLOBAL      HEDGED
 PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO  BOND PORTFOLIO  EQUITY PORTFOLIO
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------
 01/01/2013     01/01/2013   01/01/2013    01/01/2013      01/01/2013       01/01/2013       01/01/2013       01/01/2013
     TO             TO           TO            TO              TO               TO               TO               TO
 12/31/2013     12/31/2013   12/31/2013    12/31/2013      12/31/2013       12/31/2013       12/31/2013       12/31/2013
------------   ------------ ------------- ------------  ---------------- ---------------- ---------------- ----------------

$         0    $         0   $         0  $          0    $         0      $         0      $         0      $         0
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------



    403,302        150,373       520,298    10,688,658        294,350          362,330          260,564          931,976
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

   (403,302)      (150,373)     (520,298)  (10,688,658)      (294,350)        (362,330)        (260,564)        (931,976)
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

          0              0             0             0              0                0                0                0

  1,262,313        409,303       283,611     5,751,750        670,394          550,579         (210,653)       1,124,556

  5,071,710      2,084,439     3,963,930    96,664,597      3,745,282        2,539,203         (525,095)       9,531,142
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------


  6,334,023      2,493,742     4,247,541   102,416,347      4,415,676        3,089,782         (735,748)      10,655,698
-----------    -----------   -----------  ------------    -----------      -----------      -----------      -----------

$ 5,930,721    $ 2,343,369   $ 3,727,243  $ 91,727,689    $ 4,121,326      $ 2,727,452      $  (996,312)     $ 9,723,722
===========    ===========   ===========  ============    ===========      ===========      ===========      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                           AST ACADEMIC                    AST        AST FIRST
                                             AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION     TRUST
                                             GROWTH ASSET     ASSET         ASSET         ASSET        BALANCED
                                              ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      TARGET
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ------------  ------------  ------------  ------------  ------------
ASSETS
  Investment in the portfolios, at fair
   value.................................... $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ------------  ------------  ------------  ------------  ------------
  Net Assets................................ $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ============  ============  ============  ============  ============

NET ASSETS, representing:
  Accumulation units........................ $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ------------  ------------  ------------  ------------  ------------
                                             $491,952,211  $391,355,542  $670,128,514  $473,774,639  $324,399,029
                                             ============  ============  ============  ============  ============

  Units outstanding.........................   35,937,225    32,209,040    50,339,495    38,187,058    25,294,272
                                             ============  ============  ============  ============  ============

  Portfolio shares held.....................   35,114,362    31,134,092    48,560,037    36,001,112    27,631,945
  Portfolio net asset value per share....... $      14.01  $      12.57  $      13.80  $      13.16  $      11.74
  Investment in portfolio shares, at cost... $385,749,383  $334,687,975  $540,049,913  $418,893,924  $271,585,393

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                             --------------------------------------------------------------------
                                                           AST ACADEMIC                    AST        AST FIRST
                                             AST CAPITAL    STRATEGIES   AST BALANCED  PRESERVATION     TRUST
                                             GROWTH ASSET     ASSET         ASSET         ASSET        BALANCED
                                              ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION      TARGET
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                             ------------  ------------  ------------  ------------  ------------
                                              01/01/2013    01/01/2013    01/01/2013    01/01/2013    01/01/2013
                                                  TO            TO            TO            TO            TO
                                              12/31/2013    12/31/2013    12/31/2013    12/31/2013    12/31/2013
                                             ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Dividend income........................... $          0  $          0  $          0  $          0  $          0
                                             ------------  ------------  ------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................    7,120,159     6,539,111    10,010,512     7,639,222     4,770,297
                                             ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)................   (7,120,159)   (6,539,111)  (10,010,512)   (7,639,222)   (4,770,297)
                                             ------------  ------------  ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......            0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.................................    5,584,269     6,048,476     8,689,343     4,893,458     2,332,439
  Net change in unrealized gain (loss)
   on investments...........................   79,579,544    28,289,361    89,512,333    35,190,164    37,476,414
                                             ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS..............   85,163,813    34,337,837    98,201,676    40,083,622    39,808,853
                                             ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................... $ 78,043,654  $ 27,798,726  $ 88,191,164  $ 32,444,400  $ 35,038,556
                                             ============  ============  ============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------
 $309,203,559   $545,108,018  $53,672,392  $17,661,148  $19,844,028   $242,502,406   $8,991,889    $17,591,175
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   23,646,310     40,149,079    3,039,941    1,860,530    1,115,396     21,554,652      729,156      1,395,954
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========

   25,853,140     38,715,058    2,604,192   17,661,148      647,863     19,731,685      490,021      1,245,834
 $      11.96   $      14.08  $     20.61  $      1.00  $     30.63   $      12.29   $    18.35    $     14.12
 $258,562,126   $447,162,326  $36,313,692  $17,661,148  $14,290,906   $239,302,702   $7,315,401    $13,921,761

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                              AST T. ROWE
AST PRUDENTIAL      AST          PRICE                      AST                          AST           AST
    GROWTH        ADVANCED     LARGE-CAP    AST MONEY    SMALL-CAP     AST PIMCO    INTERNATIONAL INTERNATIONAL
  ALLOCATION     STRATEGIES     GROWTH        MARKET       GROWTH     TOTAL RETURN      VALUE        GROWTH
  PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
  01/01/2013     01/01/2013   01/01/2013    01/01/2013   01/01/2013    01/01/2013    01/01/2013    01/01/2013
      TO             TO           TO            TO           TO            TO            TO            TO
  12/31/2013     12/31/2013   12/31/2013    12/31/2013   12/31/2013    12/31/2013    12/31/2013    12/31/2013
--------------  ------------  -----------  -----------  -----------  -------------- ------------- -------------
 $          0   $          0  $         0  $         0  $         0   $          0   $        0    $         0
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

    4,413,517      7,637,609      768,137      302,825      286,035      4,096,261      138,194        242,163
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   (4,413,517)    (7,637,609)    (768,137)    (302,825)    (286,035)    (4,096,261)    (138,194)      (242,163)
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

            0              0            0            0            0              0            0              0
    3,858,206      3,542,645    2,345,813            0      844,672        805,216      200,371        310,553
   37,720,015     67,644,863   14,164,820            0    4,141,780     (5,685,141)   1,205,870      2,412,006
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

   41,578,221     71,187,508   16,510,633            0    4,986,452     (4,879,925)   1,406,241      2,722,559
 ------------   ------------  -----------  -----------  -----------   ------------   ----------    -----------

 $ 37,164,704   $ 63,549,899  $15,742,496  $  (302,825) $ 4,700,417   $ (8,976,186)  $1,268,047    $ 2,480,396
 ============   ============  ===========  ===========  ===========   ============   ==========    ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                             ------------------------------------------------------------------------
                                                 NVIT     AST INVESTMENT   AST WESTERN
                                              DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                             MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                             ------------ -------------- --------------- -------------- --------------
ASSETS
  Investment in the portfolios, at
   fair value...............................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               --------    -----------     -----------    -----------     ----------
  Net Assets................................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               ========    ===========     ===========    ===========     ==========

NET ASSETS, representing:
  Accumulation units........................   $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               --------    -----------     -----------    -----------     ----------
                                               $691,509    $45,742,802     $50,085,108    $21,676,106     $1,846,181
                                               ========    ===========     ===========    ===========     ==========

  Units outstanding.........................     46,761      3,597,565       4,455,818      1,882,925        158,569
                                               ========    ===========     ===========    ===========     ==========

  Portfolio shares held.....................    110,819      7,158,498       4,742,908      1,803,337        187,430
  Portfolio net asset value per share.......   $   6.24    $      6.39     $     10.56    $     12.02     $     9.85
  Investment in portfolio shares, at cost...   $836,608    $45,456,857     $50,216,589    $21,372,169     $1,892,516

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                             ------------------------------------------------------------------------
                                                 NVIT     AST INVESTMENT   AST WESTERN
                                              DEVELOPING    GRADE BOND   ASSET CORE PLUS    AST BOND       AST BOND
                                             MARKETS FUND   PORTFOLIO    BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019
                                             ------------ -------------- --------------- -------------- --------------
                                              01/01/2013    01/01/2013     01/01/2013      01/01/2013     01/01/2013
                                                  TO            TO             TO              TO             TO
                                              12/31/2013    12/31/2013     12/31/2013      12/31/2013     12/31/2013
                                             ------------ -------------- --------------- -------------- --------------
INVESTMENT INCOME
  Dividend income...........................   $  5,525    $         0     $         0    $         0     $        0
                                               --------    -----------     -----------    -----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration...........................      9,565      1,591,578         848,345        509,023         46,192
                                               --------    -----------     -----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)................     (4,040)    (1,591,578)       (848,345)      (509,023)       (46,192)
                                               --------    -----------     -----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received......          0              0               0              0              0
  Realized gain (loss) on shares
   redeemed.................................    (87,079)     3,890,220         (55,128)       345,160        (46,769)
  Net change in unrealized gain (loss)
   on investments...........................     75,349     (4,557,529)       (750,153)      (932,637)       (42,526)
                                               --------    -----------     -----------    -----------     ----------

NET GAIN (LOSS) ON INVESTMENTS..............    (11,730)      (667,309)       (805,281)      (587,477)       (89,295)
                                               --------    -----------     -----------    -----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS...............................   $(15,770)   $(2,258,887)    $(1,653,626)   $(1,096,500)    $ (135,487)
                                               ========    ===========     ===========    ===========     ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
==========      ===========      ===========    ============   ============   ============    ============     ============

$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------
$8,308,043      $28,799,844      $28,051,971    $258,398,168   $310,506,497   $161,360,620    $174,100,353     $188,037,914
==========      ===========      ===========    ============   ============   ============    ============     ============

   613,744        2,763,267        1,579,151      18,973,941     25,217,742     12,110,019      14,492,570       13,957,675
==========      ===========      ===========    ============   ============   ============    ============     ============

   844,313        3,210,685        1,668,767      18,457,012     27,024,064     12,836,963      14,969,936       14,935,498
$     9.84      $      8.97      $     16.81    $      14.00   $      11.49   $      12.57    $      11.63     $      12.59
$7,425,712      $27,549,490      $19,263,908    $209,869,482   $270,001,883   $133,855,029    $154,388,305     $154,036,567

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
AST GLOBAL     AST PARAMETRIC    AST GOLDMAN    AST SCHRODERS    AST RCM     AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R)
REAL ESTATE   EMERGING MARKETS SACHS SMALL-CAP GLOBAL TACTICAL WORLD TRENDS  GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION
 PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
01/01/2013       01/01/2013      01/01/2013      01/01/2013     01/01/2013     01/01/2013      01/01/2013       01/01/2013
    TO               TO              TO              TO             TO             TO              TO               TO
12/31/2013       12/31/2013      12/31/2013      12/31/2013     12/31/2013     12/31/2013      12/31/2013       12/31/2013
-----------   ---------------- --------------- --------------- ------------  --------------- --------------- -----------------
$        0      $         0      $         0    $          0   $          0   $          0    $          0     $          0
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

   135,962          449,778          409,270       3,656,860      4,392,593      2,247,596       2,497,869        2,589,910
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

  (135,962)        (449,778)        (409,270)     (3,656,860)    (4,392,593)    (2,247,596)     (2,497,869)      (2,589,910)
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

         0                0                0               0              0              0               0                0
   314,744          (20,396)       1,342,601       2,762,692      1,943,516      1,376,566       1,560,481        1,830,552
   (91,923)        (205,550)       6,577,506      34,133,496     30,323,013     19,425,025      12,828,056       25,405,185
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

   222,821         (225,946)       7,920,107      36,896,188     32,266,529     20,801,591      14,388,537       27,235,737
----------      -----------      -----------    ------------   ------------   ------------    ------------     ------------

$   86,859      $  (675,724)     $ 7,510,837    $ 33,239,328   $ 27,873,936   $ 18,553,995    $ 11,890,668     $ 24,645,827
==========      ===========      ===========    ============   ============   ============    ============     ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
ASSETS
  Investment in the portfolios, at fair value.  $388,263     $220,790     $409,244   $399,481    $255,247
                                                --------     --------     --------   --------    --------
  Net Assets..................................  $388,263     $220,790     $409,244   $399,481    $255,247
                                                ========     ========     ========   ========    ========

NET ASSETS, representing:
  Accumulation units..........................  $388,263     $220,790     $409,244   $399,481    $255,247
                                                --------     --------     --------   --------    --------
                                                $388,263     $220,790     $409,244   $399,481    $255,247
                                                ========     ========     ========   ========    ========

  Units outstanding...........................    20,737       14,254       46,130     23,220      18,665
                                                ========     ========     ========   ========    ========

  Portfolio shares held.......................     6,800        4,316       14,626      7,725       4,458
  Portfolio net asset value per share.........  $  57.10     $  51.16     $  27.98   $  51.71    $  57.26
  Investment in portfolio shares, at cost.....  $217,488     $139,604     $261,090   $236,904    $156,629

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                       SUBACCOUNTS
                                               -----------------------------------------------------------
                                               PROFUND VP   PROFUND VP
                                                CONSUMER  CONSUMER GOODS PROFUND VP PROFUND VP  PROFUND VP
                                                SERVICES    PORTFOLIO    FINANCIALS HEALTH CARE INDUSTRIALS
                                               ---------- -------------- ---------- ----------- -----------
                                               01/01/2013   01/01/2013   01/01/2013 01/01/2013  01/01/2013
                                                   TO           TO           TO         TO          TO
                                               12/31/2013   12/31/2013   12/31/2013 12/31/2013  12/31/2013
                                               ---------- -------------- ---------- ----------- -----------
INVESTMENT INCOME
  Dividend income.............................  $    981     $  2,668     $  2,095   $  1,513    $  1,732
                                                --------     --------     --------   --------    --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................     5,652        4,622        7,339      6,405       4,691
                                                --------     --------     --------   --------    --------

NET INVESTMENT INCOME (LOSS)..................    (4,671)      (1,954)      (5,244)    (4,892)     (2,959)
                                                --------     --------     --------   --------    --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........     1,112            0            0          0           0
  Realized gain (loss) on shares redeemed.....    45,531       55,412       70,592     61,008      58,663
  Net change in unrealized gain (loss)
   on investments.............................    77,842       18,758       60,686     77,435      37,845
                                                --------     --------     --------   --------    --------

NET GAIN (LOSS) ON INVESTMENTS................   124,485       74,170      131,278    138,443      96,508
                                                --------     --------     --------   --------    --------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $119,814     $ 72,216     $126,034   $133,551    $ 93,549
                                                ========     ========     ========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 -------    -------    --------    -------    -------        --------       --------   -------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 =======    =======    ========    =======    =======        ========       ========   =======

 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 -------    -------    --------    -------    -------        --------       --------   -------
 $89,900    $53,848    $144,154    $86,523    $15,436        $174,197       $183,633   $48,108
 =======    =======    ========    =======    =======        ========       ========   =======

   6,011      3,842      14,357      5,388      1,026          15,616         17,553     3,468
 =======    =======    ========    =======    =======        ========       ========   =======

   1,797      1,407       2,825      2,011        369          19,863          5,235       948
 $ 50.03    $ 38.26    $  51.03    $ 43.02    $ 41.78        $   8.77       $  35.08   $ 50.75
 $61,403    $32,812    $124,394    $70,773    $ 8,764        $148,852       $157,962   $35,181


                                    SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------
PROFUND VP PROFUND VP             PROFUND VP PROFUND VP                               PROFUND VP
 MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP      PROFUND VP     PROFUND VP LARGE-CAP
  GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE    TELECOMMUNICATIONS UTILITIES    GROWTH
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------
01/01/2013 01/01/2013 01/01/2013  01/01/2013 01/01/2013     01/01/2013     01/01/2013 01/01/2013
    TO         TO         TO          TO         TO             TO             TO         TO
12/31/2013 12/31/2013 12/31/2013  12/31/2013 12/31/2013     12/31/2013     12/31/2013 12/31/2013
---------- ---------- ----------- ---------- ---------- ------------------ ---------- ----------

 $     0    $   228    $  1,994    $     0    $    44        $  7,582       $  5,991   $   190
 -------    -------    --------    -------    -------        --------       --------   -------


   1,770        998       2,206        695        298           3,838          3,525       791
 -------    -------    --------    -------    -------        --------       --------   -------

  (1,770)      (770)       (212)      (695)      (254)          3,744          2,466      (601)
 -------    -------    --------    -------    -------        --------       --------   -------

       0          0           0      2,094          0          11,477              0         0
  17,585     11,348       5,171      2,347      4,279          16,444         12,853     4,946
  13,069      7,229      (6,614)    11,025      2,153         (10,214)         8,706     7,935
 -------    -------    --------    -------    -------        --------       --------   -------

  30,654     18,577      (1,443)    15,466      6,432          17,707         21,559    12,881
 -------    -------    --------    -------    -------        --------       --------   -------

 $28,884    $17,807    $ (1,655)   $14,771    $ 6,178        $ 21,451       $ 24,025   $12,280
 =======    =======    ========    =======    =======        ========       ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                          SUBACCOUNTS
                                               ----------------------------------------------------------------
                                                                            AST          AST
                                                                          JENNISON     JENNISON
                                               PROFUND VP                LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND      VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020 PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- ----------  -----------  --------------
ASSETS
  Investment in the portfolios, at fair value.  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                -------     ----------   ----------  -----------   -----------
  Net Assets..................................  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                =======     ==========   ==========  ===========   ===========

NET ASSETS, representing:
  Accumulation units..........................  $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                -------     ----------   ----------  -----------   -----------
                                                $73,442     $4,466,866   $9,817,337  $14,244,657   $13,346,346
                                                =======     ==========   ==========  ===========   ===========

  Units outstanding...........................    6,313        380,207      694,120      878,717     1,176,979
                                                =======     ==========   ==========  ===========   ===========

  Portfolio shares held.......................    2,091        723,965      592,834      743,846     1,121,542
  Portfolio net asset value per share.........  $ 35.13     $     6.17   $    16.56  $     19.15   $     11.90
  Investment in portfolio shares, at cost.....  $47,756     $4,538,149   $7,596,542  $10,224,200   $13,113,871

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                          SUBACCOUNTS
                                               ----------------------------------------------------------------
                                                                            AST          AST
                                                                          JENNISON     JENNISON
                                               PROFUND VP                LARGE-CAP    LARGE-CAP
                                               LARGE-CAP     AST BOND      VALUE        GROWTH       AST BOND
                                                 VALUE    PORTFOLIO 2020 PORTFOLIO    PORTFOLIO   PORTFOLIO 2017
                                               ---------- -------------- ----------  -----------  --------------
                                               01/01/2013   01/01/2013   01/01/2013   01/01/2013    01/01/2013
                                                   TO           TO           TO           TO            TO
                                               12/31/2013   12/31/2013   12/31/2013   12/31/2013    12/31/2013
                                               ---------- -------------- ----------  -----------  --------------
INVESTMENT INCOME
  Dividend income.............................  $   705     $        0   $        0  $         0   $         0
                                                -------     ----------   ----------  -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and
   for administration.........................    1,188         37,837      134,368      207,206       392,468
                                                -------     ----------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..................     (483)       (37,837)    (134,368)    (207,206)     (392,468)
                                                -------     ----------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........        0              0            0            0             0
  Realized gain (loss) on shares redeemed.....    7,019        (25,305)     315,860      542,839       457,506
  Net change in unrealized gain (loss)
   on investments.............................   12,858        (66,186)   1,769,724    3,319,379      (743,479)
                                                -------     ----------   ----------  -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................   19,877        (91,491)   2,085,584    3,862,218      (285,973)
                                                -------     ----------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................  $19,394     $ (129,328)  $1,951,216  $ 3,655,012   $  (678,441)
                                                =======     ==========   ==========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO
                ADVANTAGE VT   WELLS FARGO     WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL   ADVANTAGE VT   ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND        EQUITY      OMEGA GROWTH  SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021 FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 -----------      -------        --------        -------      -----------       --------       ------------       --------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 ===========      =======        ========        =======      ===========       ========       ============       ========

 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 -----------      -------        --------        -------      -----------       --------       ------------       --------
 $ 8,756,222      $52,413        $317,617        $65,337      $12,611,489       $425,252       $117,339,292       $175,154
 ===========      =======        ========        =======      ===========       ========       ============       ========

     732,246        3,230         106,550          4,760        1,150,052         35,927         10,679,775         11,158
 ===========      =======        ========        =======      ===========       ========       ============       ========

     673,038        9,564           9,689          6,095        1,080,676         34,129         10,247,973          6,708
 $     13.01      $  5.48        $  32.78        $ 10.72      $     11.67       $  12.46       $      11.45       $  26.11
 $ 8,807,103      $45,272        $196,166        $45,242      $13,243,836       $397,395       $102,997,136       $111,174


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                WELLS FARGO
                ADVANTAGE VT   WELLS FARGO     WELLS FARGO                                                      WELLS FARGO
               INTERNATIONAL   ADVANTAGE VT   ADVANTAGE VT                  AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT
   AST BOND        EQUITY      OMEGA GROWTH  SMALL CAP VALUE    AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY
PORTFOLIO 2021 FUND - CLASS 1 FUND - CLASS 1 FUND - CLASS 1  PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
  01/01/2013     01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013
      TO             TO             TO             TO              TO              TO               TO               TO
  12/31/2013     12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013
-------------- -------------- -------------- --------------- -------------- ---------------- ----------------- --------------
 $         0      $ 1,200        $  1,074        $   618      $         0       $      0       $          0       $    715
 -----------      -------        --------        -------      -----------       --------       ------------       --------



     367,038        2,200           5,724          1,084          372,692          2,120          1,679,417          3,013
 -----------      -------        --------        -------      -----------       --------       ------------       --------

    (367,038)      (1,000)         (4,650)          (466)        (372,692)        (2,120)        (1,679,417)        (2,298)
 -----------      -------        --------        -------      -----------       --------       ------------       --------

           0        2,489          22,144              0                0              0                  0              0
   1,029,654       19,581          51,518          1,813          205,197          6,049            763,114         20,672
  (2,044,559)      (2,707)         35,658          6,670       (1,835,272)        23,479          9,898,160         27,537
 -----------      -------        --------        -------      -----------       --------       ------------       --------

  (1,014,905)      19,363         109,320          8,483       (1,630,075)        29,528         10,661,274         48,209
 -----------      -------        --------        -------      -----------       --------       ------------       --------

 $(1,381,943)     $18,363        $104,670        $ 8,017      $(2,002,767)      $ 27,408       $  8,981,857       $ 45,911
 ===========      =======        ========        =======      ===========       ========       ============       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                          ------------------------------------------------------------------------------
                                                                                          AST FRANKLIN        AST NEW
                                          AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                            CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                            PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                          -------------- -------------- -------------- ------------------ ---------------
ASSETS
  Investment in the portfolios, at fair
   value.................................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ----------     ----------    -----------      ------------      -----------
  Net Assets.............................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ==========     ==========    ===========      ============      ===========

NET ASSETS, representing:
  Accumulation units.....................   $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ----------     ----------    -----------      ------------      -----------
                                            $7,694,095     $5,831,901    $34,013,364      $280,960,445      $39,475,781
                                            ==========     ==========    ===========      ============      ===========

  Units outstanding......................      751,047        588,050      3,733,052        21,361,537        3,287,594
                                            ==========     ==========    ===========      ============      ===========

  Portfolio shares held..................      728,607        566,754      3,576,589        20,765,739        3,219,884
  Portfolio net asset value per share....   $    10.56     $    10.29    $      9.51      $      13.53      $     12.26
  Investment in portfolio shares,
   at cost...............................   $7,699,103     $5,857,453    $35,017,028      $224,821,224      $33,785,611

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                          ------------------------------------------------------------------------------
                                                                                          AST FRANKLIN        AST NEW
                                          AST PRUDENTIAL AST NEUBERGER                 TEMPLETON FOUNDING DISCOVERY ASSET
                                            CORE BOND     BERMAN CORE      AST BOND     FUNDS ALLOCATION    ALLOCATION
                                            PORTFOLIO    BOND PORTFOLIO PORTFOLIO 2023     PORTFOLIO         PORTFOLIO
                                          -------------- -------------- -------------- ------------------ ---------------
                                            01/01/2013     01/01/2013     01/01/2013       01/01/2013       01/01/2013
                                                TO             TO             TO               TO               TO
                                            12/31/2013     12/31/2013     12/31/2013       12/31/2013       12/31/2013
                                          -------------- -------------- -------------- ------------------ ---------------
INVESTMENT INCOME
  Dividend income........................   $        0     $        0    $         0      $          0      $         0
                                            ----------     ----------    -----------      ------------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration...........      110,946         66,172        475,320         4,206,332          514,748
                                            ----------     ----------    -----------      ------------      -----------

NET INVESTMENT INCOME (LOSS).............     (110,946)       (66,172)      (475,320)       (4,206,332)        (514,748)
                                            ----------     ----------    -----------      ------------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received...            0              0              0                 0                0
  Realized gain (loss) on shares
   redeemed..............................       14,283         (1,583)      (927,982)        2,723,691          619,730
  Net change in unrealized gain (loss)
   on investments........................     (183,306)      (105,926)    (1,038,596)       52,339,337        4,854,216
                                            ----------     ----------    -----------      ------------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS...........................     (169,023)      (107,509)    (1,966,578)       55,063,028        5,473,946
                                            ----------     ----------    -----------      ------------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................   $ (279,969)    $ (173,681)   $(2,441,898)     $ 50,856,696      $ 4,959,198
                                            ==========     ==========    ===========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------
   $111,451      $1,362,331      $9,045,040      $52,724       $1,894,900       $13,293     $97,295,105   $7,677,158
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

     11,864         101,261       1,035,240        5,217          162,540         1,383      10,227,971      731,026
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========
     11,610          98,720       1,015,156        5,149          160,177         1,365      10,061,541      722,896
   $   9.60      $    13.80      $     8.91      $ 10.24       $    11.83       $  9.74     $      9.67   $    10.62

   $119,155      $1,219,897      $9,313,298      $52,259       $1,749,637       $12,681     $96,550,799   $7,341,729


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 AST WESTERN                                     AST AQR                        AST QMA         AST
ASSET EMERGING     AST MFS                       EMERGING    AST CLEARBRIDGE    EMERGING    MULTI-SECTOR AST BLACKROCK
 MARKETS DEBT     LARGE-CAP       AST BOND    MARKETS EQUITY DIVIDEND GROWTH MARKETS EQUITY FIXED INCOME  ISHARES ETF
  PORTFOLIO    VALUE PORTFOLIO PORTFOLIO 2024   PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------
  01/01/2013     01/01/2013     01/02/2013*    02/25/2013*     02/25/2013*    02/25/2013*   02/25/2013*   04/29/2013*
      TO             TO              TO             TO             TO              TO            TO           TO
  12/31/2013     12/31/2013      12/31/2013     12/31/2013     12/31/2013      12/31/2013    12/31/2013   12/31/2013
-------------- --------------- -------------- -------------- --------------- -------------- ------------ -------------

   $      0      $        0      $        0      $     0       $        0       $     0     $         0   $        0
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

      1,317           9,730         105,731          208           11,171            75         463,989       41,833
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

     (1,317)         (9,730)       (105,731)        (208)         (11,171)          (75)       (463,989)     (41,833)
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

          0               0               0            0                0             0               0            0
       (249)         12,759        (250,204)          (5)           3,153             4           3,693       15,329
     (8,278)        142,201        (268,258)         465          145,263           612         744,306      335,429
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

     (8,527)        154,960        (518,462)         460          148,416           616         747,999      350,758
   --------      ----------      ----------      -------       ----------       -------     -----------   ----------

   $ (9,844)     $  145,230      $ (624,193)     $   252       $  137,245       $   541     $   284,010   $  308,925
   ========      ==========      ==========      =======       ==========       =======     ===========   ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                   SUBACCOUNTS
                                                           -----------------------------------------------------------
                                                               AST FRANKLIN           AST
                                                            TEMPLETON FOUNDING  DEFENSIVE ASSET   AST AQR     AST QMA
                                                                FUNDS PLUS        ALLOCATION     LARGE-CAP   LARGE-CAP
                                                                PORTFOLIO          PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                           -------------------- --------------- ----------- -----------
ASSETS
  Investment in the portfolios, at fair value.............     $21,750,058        $7,549,798     $857,289     $3,472
                                                               -----------        ----------     --------     ------
  Net Assets..............................................     $21,750,058        $7,549,798     $857,289     $3,472
                                                               ===========        ==========     ========     ======

NET ASSETS, representing:
  Accumulation units......................................     $21,750,058        $7,549,798     $857,289     $3,472
                                                               -----------        ----------     --------     ------
                                                               $21,750,058        $7,549,798     $857,289     $3,472
                                                               ===========        ==========     ========     ======

  Units outstanding.......................................       2,010,639           779,127       73,551        297
                                                               ===========        ==========     ========     ======

  Portfolio shares held...................................       1,988,122           770,388       72,837        294
  Portfolio net asset value per share.....................     $     10.94        $     9.80     $  11.77     $11.81
  Investment in portfolio shares, at cost.................     $20,500,782        $7,425,775     $825,434     $3,028

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                   SUBACCOUNTS
                                                           -----------------------------------------------------------
                                                                                      AST
                                                               AST FRANKLIN     DEFENSIVE ASSET   AST AQR     AST QMA
                                                            TEMPLETON FOUNDING    ALLOCATION     LARGE-CAP   LARGE-CAP
                                                           FUNDS PLUS PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
                                                           -------------------- --------------- ----------- -----------
                                                               04/29/2013*        04/29/2013*   04/29/2013* 04/29/2013*
                                                                    TO                TO            TO          TO
                                                                12/31/2013        12/31/2013    12/31/2013  12/31/2013
                                                           -------------------- --------------- ----------- -----------
INVESTMENT INCOME
  Dividend income.........................................     $         0        $        0     $      0     $    0
                                                               -----------        ----------     --------     ------

EXPENSES
  Charges to contract owners for assuming mortality risk
   and expense risk and for administration................         126,281            45,980        1,191         16
                                                               -----------        ----------     --------     ------

NET INVESTMENT INCOME (LOSS)..............................        (126,281)          (45,980)      (1,191)       (16)
                                                               -----------        ----------     --------     ------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Capital gains distributions received....................               0                 0            0          0
  Realized gain (loss) on shares redeemed.................          55,093            16,653        5,893          1
  Net change in unrealized gain (loss) on investments.....       1,249,276           124,024       31,855        444
                                                               -----------        ----------     --------     ------

NET GAIN (LOSS) ON INVESTMENTS............................       1,304,369           140,677       37,748        445
                                                               -----------        ----------     --------     ------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..............................     $ 1,178,088        $   94,697     $ 36,557     $  429
                                                               ===========        ==========     ========     ======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A20

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ------------------------------------------------------------------------------
                                          PRUDENTIAL MONEY MARKET  PRUDENTIAL DIVERSIFIED BOND     PRUDENTIAL EQUITY
                                                 PORTFOLIO                 PORTFOLIO                   PORTFOLIO
                                         ------------------------  --------------------------  ------------------------
                                          01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                              TO           TO           TO            TO            TO           TO
                                          12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                         -----------  -----------  -----------   -----------   -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (208,094) $  (244,781) $   616,036   $   776,897   $  (308,180) $  (174,609)
  Capital gains distributions
   received.............................           0            0      678,509     1,139,718             0            0
  Realized gain (loss) on shares
   redeemed.............................           0            0       91,016       255,645       577,503      (25,831)
  Net change in unrealized gain (loss)
   on investments.......................           0            0   (1,892,458)      121,486     5,696,969    2,600,794
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    (208,094)    (244,781)    (506,897)    2,293,746     5,966,292    2,400,354
                                         -----------  -----------  -----------   -----------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     410,663      160,466      114,656       106,299        60,701      177,261
  Annuity Payments......................     (50,713)    (236,935)    (273,336)     (241,759)     (618,851)     (67,725)
  Surrenders, withdrawals and death
   benefits.............................  (2,916,653)  (4,867,505)  (2,502,394)   (2,914,577)   (2,039,218)  (2,303,729)
  Net transfers between other
   subaccounts or fixed rate option.....   1,577,941    1,717,959      279,487      (162,581)     (799,631)    (167,042)
  Other charges.........................      (9,561)     (11,115)      (8,609)      (10,221)      (15,587)     (17,184)
                                         -----------  -----------  -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    (988,323)  (3,237,130)  (2,390,196)   (3,222,839)   (3,412,586)  (2,378,419)
                                         -----------  -----------  -----------   -----------   -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  (1,196,417)  (3,481,911)  (2,897,093)     (929,093)    2,553,706       21,935

NET ASSETS
  Beginning of period...................  15,400,747   18,882,658   25,549,699    26,478,792    20,375,085   20,353,150
                                         -----------  -----------  -----------   -----------   -----------  -----------
  End of period......................... $14,204,330  $15,400,747  $22,652,606   $25,549,699   $22,928,791  $20,375,085
                                         ===========  ===========  ===========   ===========   ===========  ===========

  Beginning units.......................  12,368,609   15,081,905   10,432,889    11,804,540     9,808,349   11,025,380
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Units issued..........................   3,662,696    4,076,923      518,837       295,489       221,314      254,562
  Units redeemed........................  (4,264,425)  (6,790,219)  (1,503,715)   (1,667,140)   (1,670,167)  (1,471,593)
                                         -----------  -----------  -----------   -----------   -----------  -----------
  Ending units..........................  11,766,880   12,368,609    9,448,011    10,432,889     8,359,496    9,808,349
                                         ===========  ===========  ===========   ===========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
    PRUDENTIAL VALUE        PRUDENTIAL HIGH YIELD BOND  PRUDENTIAL STOCK INDEX      PRUDENTIAL GLOBAL
        PORTFOLIO                   PORTFOLIO                  PORTFOLIO                PORTFOLIO
------------------------    ------------------------   ------------------------  ----------------------
 01/01/2013   01/01/2012     01/01/2013    01/01/2012   01/01/2013   01/01/2012  01/01/2013  01/01/2012
     TO           TO             TO            TO           TO           TO          TO          TO
 12/31/2013   12/31/2012     12/31/2013    12/31/2012   12/31/2013   12/31/2012  12/31/2013  12/31/2012
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
$  (446,986) $  (141,914)   $ 1,026,486   $ 1,169,875  $  (354,273) $    61,141  $  (85,768) $    9,624
          0            0              0             0            0       73,521           0           0
    684,335     (455,486)        26,504       (80,810)   1,058,361      348,859     105,848     (10,604)
  7,995,831    4,147,124        113,048     1,483,484    5,763,442    2,762,567   1,335,550     815,282
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

  8,233,180    3,549,724      1,166,038     2,572,549    6,467,530    3,246,088   1,355,630     814,302
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

    289,308      122,033        379,835       142,922      203,781       95,987      25,982      10,832
 (1,045,118)     (63,221)      (185,256)     (103,176)    (708,046)     (96,699)     (5,637)     (3,155)
 (3,477,690)  (3,408,357)    (2,436,465)   (2,876,057)  (2,677,066)  (3,121,466)   (558,080)   (555,958)
 (1,056,901)    (545,885)       295,649       (91,404)    (736,756)    (678,269)    (70,876)    (52,465)
    (36,406)     (39,526)       (23,289)      (25,837)     (24,457)     (26,136)     (5,645)     (6,446)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

 (5,326,807)  (3,934,956)    (1,969,526)   (2,953,552)  (3,942,544)  (3,826,583)   (614,256)   (607,192)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------

  2,906,373     (385,232)      (803,488)     (381,003)   2,524,986     (580,495)    741,374     207,110

 28,401,782   28,787,014     21,224,146    21,605,149   23,537,089   24,117,584   5,575,078   5,367,968
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
$31,308,155  $28,401,782    $20,420,658   $21,224,146  $26,062,075  $23,537,089  $6,316,452  $5,575,078
===========  ===========    ===========   ===========  ===========  ===========  ==========  ==========

 12,843,377   14,821,037      5,736,847     6,482,108   12,163,692   14,344,274   3,127,004   3,495,084
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
    441,790      350,567        312,207       274,094      813,708      932,935      62,022      44,103
 (2,581,714)  (2,328,227)      (839,773)   (1,019,355)  (2,701,120)  (3,113,517)   (355,521)   (412,183)
-----------  -----------    -----------   -----------  -----------  -----------  ----------  ----------
 10,703,453   12,843,377      5,209,281     5,736,847   10,276,280   12,163,692   2,833,505   3,127,004
===========  ===========    ===========   ===========  ===========  ===========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                         ---------------------------------------------------------------------------
                                                                         PRUDENTIAL                T. ROWE PRICE
                                            PRUDENTIAL JENNISON    SMALL CAPITALIZATION STOCK   INTERNATIONAL STOCK
                                                 PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                         ------------------------  -------------------------  ----------------------
                                          01/01/2013   01/01/2012  01/01/2013    01/01/2012   01/01/2013  01/01/2012
                                              TO           TO          TO            TO           TO          TO
                                          12/31/2013   12/31/2012  12/31/2013    12/31/2012   12/31/2013  12/31/2012
                                         -----------  -----------  ----------    ----------   ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (366,288) $  (317,078) $  (69,741)   $  (35,180)  $  (10,441) $   (2,031)
  Capital gains distributions
   received.............................           0            0           0       228,962            0           0
  Realized gain (loss) on shares
   redeemed.............................   1,030,399      592,328     279,637        64,391       14,533      (2,769)
  Net change in unrealized gain (loss)
   on investments.......................   7,252,782    3,102,356   1,436,294       349,869      225,814     277,759
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   7,916,893    3,377,606   1,646,190       608,042      229,906     272,959
                                         -----------  -----------   ----------   ----------   ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      88,894       88,956      11,121        20,985          367       5,674
  Annuity Payments......................     (84,465)     (53,740)    (10,601)       (6,444)           0     (18,270)
  Surrenders, withdrawals and death
   benefits.............................  (2,610,107)  (2,661,043)   (707,194)     (479,516)    (146,811)   (119,315)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (420,659)    (615,752)        970      (181,263)     117,959      42,640
  Other charges.........................     (21,051)     (23,464)     (1,926)       (2,089)        (548)       (666)
                                         -----------  -----------   ----------   ----------   ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (3,047,388)  (3,265,043)   (707,630)     (648,327)     (29,033)    (89,937)
                                         -----------  -----------   ----------   ----------   ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,869,505      112,563     938,560       (40,285)     200,873     183,022

NET ASSETS
  Beginning of period...................  23,688,274   23,575,711   4,435,232     4,475,517    1,837,735   1,654,713
                                         -----------  -----------   ----------   ----------   ----------  ----------
  End of period......................... $28,557,779  $23,688,274  $5,373,792    $4,435,232   $2,038,608  $1,837,735
                                         ===========  ===========   ==========   ==========   ==========  ==========

  Beginning units.......................  11,490,600   13,278,906   1,447,624     1,671,770    1,239,510   1,305,399
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Units issued..........................     253,267      214,953     111,167        26,178       90,159      52,117
  Units redeemed........................  (1,567,405)  (2,003,259)   (296,048)     (250,324)    (107,197)   (118,006)
                                         -----------  -----------   ----------   ----------   ----------  ----------
  Ending units..........................  10,176,462   11,490,600   1,262,743     1,447,624    1,222,472   1,239,510
                                         ===========  ===========   ==========   ==========   ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                       JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
 T. ROWE PRICE EQUITY     INVESCO V.I. CORE EQUITY  PORTFOLIO - INSTITUTIONAL PORTFOLIO - INSTITUTIONAL
   INCOME PORTFOLIO                 FUND                    SHARES                     SHARES
----------------------    ------------------------  ------------------------  ------------------------
01/01/2013  01/01/2012     01/01/2013   01/01/2012  01/01/2013   01/01/2012    01/01/2013   01/01/2012
    TO          TO             TO           TO          TO           TO            TO           TO
12/31/2013  12/31/2012     12/31/2013   12/31/2012  12/31/2013   12/31/2012    12/31/2013   12/31/2012
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
$   10,335  $   48,551    $      (457) $   (40,311) $  (33,143)  $  (44,405)  $   145,646  $   (61,045)
         0           0              0            0           0       89,288             0      915,648
   194,438      78,505        405,745      204,223     113,667       (6,820)      248,842      203,028
 1,541,575     819,802      1,971,625      912,898   1,261,164      780,632       640,322      (74,237)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

 1,746,348     946,858      2,376,913    1,076,810   1,341,688      818,695     1,034,810      983,394
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

     6,634      25,123             90       44,673           0       23,957        12,871       31,217
         0     (54,013)        (1,375)     (59,838)          0      (29,760)      (11,075)     (35,472)
  (597,082)   (564,744)    (1,047,871)    (842,804)   (482,211)    (591,771)   (1,086,454)  (1,019,800)
     7,272    (292,536)       (70,656)    (214,413)   (264,907)    (109,787)     (115,982)    (134,416)
    (2,473)     (2,801)        (4,169)      (4,835)     (2,630)      (3,086)       (3,362)      (4,069)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

  (585,649)   (888,971)    (1,123,981)  (1,077,217)   (749,748)    (710,447)   (1,204,002)  (1,162,540)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------

 1,160,699      57,887      1,252,932         (407)    591,940      108,248      (169,192)    (179,146)

 6,444,866   6,386,979      9,074,698    9,075,105   5,085,360    4,977,112     8,556,231    8,735,377
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
$7,605,565  $6,444,866    $10,327,630  $ 9,074,698  $5,677,300   $5,085,360   $ 8,387,039  $ 8,556,231
==========  ==========    ===========  ===========  ==========   ==========   ===========  ===========

 2,698,038   3,092,160      4,530,883    5,089,195   2,872,755    3,289,365     2,538,273    2,903,952
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
    67,642      51,954         97,867       71,550      39,070       27,405        82,573      126,827
  (275,292)   (446,076)      (582,638)    (629,862)   (419,834)    (444,015)     (415,204)    (492,506)
----------  ----------    -----------  -----------  ----------   ----------   -----------  -----------
 2,490,388   2,698,038      4,046,112    4,530,883   2,491,991    2,872,755     2,205,642    2,538,273
==========  ==========    ===========  ===========  ==========   ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------

                                         MFS(R) RESEARCH SERIES - MFS(R) GROWTH SERIES -            VP
                                              INITIAL CLASS            INITIAL CLASS            VALUE FUND
                                         ----------------------   ----------------------  ----------------------
                                         01/01/2013   01/01/2012  01/01/2013  01/01/2012  01/01/2013  01/01/2012
                                             TO           TO          TO          TO          TO          TO
                                         12/31/2013   12/31/2012  12/31/2013  12/31/2012  12/31/2013  12/31/2012
                                         ----------   ----------  ----------  ----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $  (18,579)  $   (9,985) $  (75,539) $  (83,026) $    6,162  $   12,388
  Capital gains distributions
   received.............................      4,150            0      48,389           0           0           0
  Realized gain (loss) on shares
   redeemed.............................     88,943       45,260     311,670     129,543      78,519     (25,601)
  Net change in unrealized gain (loss)
   on investments.......................    382,948      206,058   1,679,985     834,252     576,005     303,551
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    457,462      241,333   1,964,505     880,769     660,686     290,338
                                         ----------   ----------  ----------  ----------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      5,404          497       3,261      25,288         901       1,346
  Annuity Payments......................          0      (38,028)          0     (26,097)          0      (9,957)
  Surrenders, withdrawals and death
   benefits.............................   (172,978)    (165,889)   (758,758)   (651,393)   (438,010)   (254,891)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (66,508)     (44,870)     50,096    (117,948)     70,368    (115,773)
  Other charges.........................       (735)        (857)     (2,837)     (3,231)       (779)       (902)
                                         ----------   ----------  ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (234,817)    (249,147)   (708,238)   (773,381)   (367,520)   (380,177)
                                         ----------   ----------  ----------  ----------  ----------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    222,645       (7,814)  1,256,267     107,388     293,166     (89,839)

NET ASSETS
  Beginning of period...................  1,601,446    1,609,260   5,897,749   5,790,361   2,317,673   2,407,512
                                         ----------   ----------  ----------  ----------  ----------  ----------
  End of period......................... $1,824,091   $1,601,446  $7,154,016  $5,897,749  $2,610,839  $2,317,673
                                         ==========   ==========  ==========  ==========  ==========  ==========

  Beginning units.......................    852,060      990,180   3,081,086   3,507,477   1,041,468   1,221,358
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Units issued..........................     25,513        4,638     122,390      43,936      79,185      23,004
  Units redeemed........................   (133,656)    (142,758)   (434,451)   (470,327)   (216,776)   (202,894)
                                         ----------   ----------  ----------  ----------  ----------  ----------
  Ending units..........................    743,917      852,060   2,769,025   3,081,086     903,877   1,041,468
                                         ==========   ==========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                   SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
FTVIP FRANKLIN SMALL-MID CAP                                                     ALLIANCEBERNSTEIN
   GROWTH SECURITIES         PRUDENTIAL JENNISON 20/20       DAVIS VALUE         LARGE CAP GROWTH
    FUND - CLASS 2               FOCUS PORTFOLIO              PORTFOLIO          PORTFOLIO CLASS B
---------------------------  ------------------------  ----------------------  --------------------
01/01/2013     01/01/2012    01/01/2013   01/01/2012   01/01/2013  01/01/2012  01/01/2013 01/01/2012
    TO             TO            TO           TO           TO          TO          TO         TO
12/31/2013     12/31/2012    12/31/2013   12/31/2012   12/31/2013  12/31/2012  12/31/2013 12/31/2012
----------     ----------    ----------   ----------   ----------  ----------  ---------- ----------
$  (42,789)    $  (38,481)   $  (58,510)  $  (57,052)  $  (13,094) $    4,823  $  (7,812) $  (6,703)
   198,565        198,220             0      142,038      156,532     128,020          0          0
    45,525          7,673       163,492       82,708       63,545       5,966     17,254      4,568
   745,862         75,483       930,064      204,349      413,009      97,350    162,443     71,759
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   947,163        242,895     1,035,046      372,043      619,992     236,159    171,885     69,624
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

     4,238         12,591         7,781       17,693        1,488      23,037          0          0
    (5,908)        (8,993)      (28,174)     (15,943)           0     (21,283)         0          0
  (209,909)      (225,427)     (283,641)    (394,793)    (282,972)   (234,844)   (42,981)   (71,346)
     7,313         25,705      (295,992)      11,429     (143,174)    (52,766)    86,517     (7,573)
    (1,049)        (1,223)       (1,286)      (1,620)        (585)       (726)       (88)      (123)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

  (205,315)      (197,347)     (601,312)    (383,234)    (425,243)   (286,582)    43,448    (79,042)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------

   741,848         45,548       433,734      (11,191)     194,749     (50,423)   215,333     (9,418)

 2,702,927      2,657,379     4,016,134    4,027,325    2,130,939   2,181,362    457,152    466,570
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
$3,444,775     $2,702,927    $4,449,868   $4,016,134   $2,325,688  $2,130,939  $ 672,485  $ 457,152
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

 1,402,007      1,511,453     2,215,043    2,433,178    1,842,533   2,104,144    671,147    785,087
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
    63,237         65,256        22,545       82,183        5,947      38,639    200,576     41,588
  (154,417)      (174,702)     (321,023)    (300,318)    (320,342)   (300,250)  (140,888)  (155,528)
 ----------     ----------   ----------   ----------   ----------  ----------  ---------  ---------
 1,310,827      1,402,007     1,916,565    2,215,043    1,528,138   1,842,533    730,835    671,147
 ==========     ==========   ==========   ==========   ==========  ==========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                        SUBACCOUNTS
                                         ------------------------------------------------------------------------------------
                                          PRUDENTIAL SP SMALL CAP  JANUS ASPEN JANUS PORTFOLIO - PRUDENTIAL SP PRUDENTIAL U.S.
                                              VALUE PORTFOLIO         SERVICE SHARES             EMERGING GROWTH PORTFOLIO
                                         ------------------------  ----------------------------  ----------------------------
                                          01/01/2013   01/01/2012  01/01/2013     01/01/2012      01/01/2013     01/01/2012
                                              TO           TO          TO             TO              TO             TO
                                          12/31/2013   12/31/2012  12/31/2013     12/31/2012      12/31/2013     12/31/2012
                                         -----------  -----------  ----------     ----------      -----------    -----------
OPERATIONS
  Net investment income (loss).......... $  (152,315) $  (105,994)  $ (3,789)      $ (5,220)     $  (138,169)   $  (104,785)
  Capital gains distributions
   received.............................           0            0          0          7,934                0        654,025
  Realized gain (loss) on shares
   redeemed.............................     436,282       77,414     15,571         24,779          365,388        319,389
  Net change in unrealized gain (loss)
   on investments.......................   2,681,351    1,310,579     89,965         38,273        1,858,230        445,233
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,965,318    1,281,999    101,747         65,766        2,085,449      1,313,862
                                         -----------  -----------   --------       --------       -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      53,902       30,033      1,881          3,676           27,601         22,137
  Annuity Payments......................    (146,142)      (8,453)         0              0          (27,063)        (9,411)
  Surrenders, withdrawals and death
   benefits.............................  (1,916,653)  (1,402,415)   (30,552)       (34,276)        (977,919)    (1,502,543)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (296,312)    (379,451)   (10,206)       (68,194)        (283,571)      (490,741)
  Other charges.........................     (25,240)     (26,175)      (627)          (691)         (20,597)       (22,454)
                                         -----------  -----------   --------       --------       -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (1,610,012)  (1,786,461)   (39,504)       (99,485)      (1,281,549)    (2,003,012)
                                         -----------  -----------   --------       --------       -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   1,355,306     (504,462)    62,243        (33,719)         803,900       (689,150)

NET ASSETS
  Beginning of period...................   9,189,254    9,693,716    389,239        422,958        8,478,809      9,167,959
                                         -----------  -----------   --------       --------       -----------    -----------
  End of period......................... $10,544,560  $ 9,189,254   $451,482       $389,239      $ 9,282,709    $ 8,478,809
                                         ===========  ===========   ========       ========       ===========    ===========

  Beginning units.......................   4,681,532    5,635,542    354,179        428,077        3,841,916      4,764,169
                                         -----------  -----------   --------       --------       -----------    -----------
  Units issued..........................     135,945      130,535      3,023         22,814           67,670         98,067
  Units redeemed........................    (840,670)  (1,084,545)   (49,378)       (96,712)        (596,441)    (1,020,320)
                                         -----------  -----------   --------       --------       -----------    -----------
  Ending units..........................   3,976,807    4,681,532    307,824        354,179        3,313,145      3,841,916
                                         ===========  ===========   ========       ========       ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL SP INTERNATIONAL PRUDENTIAL SP INTERNATIONAL     AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET
   GROWTH PORTFOLIO             VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO WORLD STRATEGIES PORTFOLIO
--------------------------  --------------------------  ------------------------  --------------------------
01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013   01/01/2012   01/01/2013    01/01/2012
    TO            TO            TO            TO             TO           TO           TO            TO
12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013   12/31/2012   12/31/2013    12/31/2012
----------    ----------    ----------    ----------    -----------  -----------  ------------  ------------
$  (39,853)   $  (24,672)   $  (35,307)   $   28,035    $  (298,048) $   (70,264) $ (3,090,696) $    404,876
         0             0             0             0              0            0             0             0
   (55,714)     (172,428)      (83,348)     (250,350)       752,607      207,666     2,368,659       649,719
   496,220       695,469       495,159       577,066      4,512,689    1,644,817    22,209,455     9,970,290
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

   400,653       498,369       376,504       354,751      4,967,248    1,782,219    21,487,418    11,024,885
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

    13,537         5,651        10,016         1,400        768,760    2,844,015    18,827,704    37,276,063
   (40,496)       (8,681)            0             0              0            0             0             0
  (269,004)     (366,654)     (315,540)     (644,116)      (384,125)    (284,923)   (2,952,399)   (1,495,720)
  (165,455)     (129,624)     (218,152)       30,184      1,860,210    2,041,671     2,239,648    13,008,868
    (5,617)       (6,366)       (5,249)       (5,568)      (166,213)    (109,002)   (1,716,065)   (1,285,710)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

  (467,035)     (505,674)     (528,925)     (618,100)     2,078,632    4,491,761    16,398,888    47,503,501
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------

   (66,382)       (7,305)     (152,421)     (263,349)     7,045,880    6,273,980    37,886,306    58,528,386

 2,642,339     2,649,644     2,374,218     2,637,567     14,804,482    8,530,502   163,821,978   105,293,592
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
$2,575,957    $2,642,339    $2,221,797    $2,374,218    $21,850,362  $14,804,482  $201,708,284  $163,821,978
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

 1,850,761     2,217,408     1,533,494     1,944,492      1,312,699      906,605    14,548,632    10,204,353
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
    51,468        59,139        15,501       122,797        538,763      993,076     4,423,486     9,652,968
  (332,050)     (425,786)     (328,804)     (533,795)      (377,911)    (586,982)   (2,984,110)   (5,308,689)
 ----------    ----------    ----------    ----------   -----------  -----------  ------------  ------------
 1,570,179     1,850,761     1,220,191     1,533,494      1,473,551    1,312,699    15,988,008    14,548,632
 ==========    ==========    ==========    ==========   ===========  ===========  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                           SUBACCOUNTS
                                         -------------------------------------------------------------------------------
                                                                                                       AST HERNDON
                                             AST COHEN & STEERS      AST J.P. MORGAN STRATEGIC       LARGE-CAP VALUE
                                              REALTY PORTFOLIO        OPPORTUNITIES PORTFOLIO           PORTFOLIO
                                         -------------------------  --------------------------  ------------------------
                                                        01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                         01/01/2013 TO      TO           TO            TO            TO           TO
                                          12/31/2013    12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
                                         ------------- -----------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income (loss)..........  $  (342,470) $   (55,904) $ (2,658,596) $   (243,621) $  (260,391) $   (70,782)
  Capital gains distributions
   received.............................            0            0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.............................      613,831      351,957     2,191,097       952,250    1,168,103       80,094
  Net change in unrealized gain (loss)
   on investments.......................     (153,598)   1,237,297    14,665,102     8,423,788    3,377,850      907,248
                                          -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................      117,763    1,533,350    14,197,603     9,132,417    4,285,562      916,560
                                          -----------  -----------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........      712,080    4,816,165    23,352,800    44,166,089    1,055,537    5,643,377
  Annuity Payments......................            0            0       (16,040)            0            0            0
  Surrenders, withdrawals and death
   benefits.............................     (568,481)    (249,888)   (3,932,026)   (2,054,688)    (310,874)    (254,233)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    1,241,766    3,291,874    (3,181,789)    8,968,274   (3,047,827)   1,425,213
  Other charges.........................     (169,366)    (116,674)   (1,401,635)     (929,387)    (138,810)     (91,110)
                                          -----------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    1,215,999    7,741,477    14,821,310    50,150,288   (2,441,974)   6,723,247
                                          -----------  -----------  ------------  ------------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................    1,333,762    9,274,827    29,018,913    59,282,705    1,843,588    7,639,807

NET ASSETS
  Beginning of period...................   18,830,252    9,555,425   144,461,910    85,179,205   13,689,815    6,050,008
                                          -----------  -----------  ------------  ------------  -----------  -----------
  End of period.........................  $20,164,014  $18,830,252  $173,480,823  $144,461,910  $15,533,403  $13,689,815
                                          ===========  ===========  ============  ============  ===========  ===========

  Beginning units.......................    1,350,938      780,293    12,551,418     8,024,460    1,193,778      595,589
                                          -----------  -----------  ------------  ------------  -----------  -----------
  Units issued..........................      587,767    1,081,053     3,373,448     6,923,305      415,189    1,160,030
  Units redeemed........................     (512,111)    (510,408)   (2,004,546)   (2,396,347)    (588,375)    (561,841)
                                          -----------  -----------  ------------  ------------  -----------  -----------
  Ending units..........................    1,426,594    1,350,938    13,920,320    12,551,418    1,020,592    1,193,778
                                          ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                  AST FEDERATED
     AST HIGH YIELD             AGGRESSIVE GROWTH        AST MID-CAP VALUE       AST SMALL-CAP VALUE
        PORTFOLIO                   PORTFOLIO                PORTFOLIO                PORTFOLIO
------------------------    ------------------------  -----------------------  -----------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013  01/01/2012   01/01/2013  01/01/2012
     TO             TO           TO           TO           TO          TO           TO          TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013  12/31/2012   12/31/2013  12/31/2012
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
$   392,804)   $   736,594  $  (285,016) $  (212,143) $  (200,919) $ (107,332) $  (187,405) $  (98,617)
          0              0            0            0            0      32,967            0           0
    352,138        198,589      862,235      297,998      618,787     217,403      692,151     186,176

  1,278,022        970,177    4,951,263    1,502,577    2,570,168     959,471    2,632,774     877,635
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  1,237,356      1,905,360    5,528,482    1,588,432    2,988,036   1,102,509    3,137,520     965,194
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

    793,560      7,074,932      419,679    2,989,729      353,164   1,744,832      303,069   1,777,347
          0              0            0            0            0           0            0           0
   (742,055)      (381,666)    (337,523)    (225,401)    (357,980)   (143,938)    (439,915)   (184,699)
  3,136,203      1,718,258     (296,077)   1,648,669      271,570   1,253,242      348,593     881,883
   (195,845)      (136,094)    (153,634)    (109,089)     (97,589)    (69,515)     (85,801)    (57,402)
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  2,991,863      8,275,430     (367,555)   4,303,908      169,165   2,784,621      125,946   2,417,129
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------

  4,229,219     10,180,790    5,160,927    5,892,340    3,157,201   3,887,130    3,263,466   3,382,323

 21,590,509     11,409,719   14,553,898    8,661,558    9,840,223   5,953,093    8,843,631   5,461,308
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
$25,819,728    $21,590,509  $19,714,825  $14,553,898  $12,997,424  $9,840,223  $12,107,097  $8,843,631
===========    ===========  ===========  ===========  ===========  ==========  ===========  ==========

  1,737,157      1,019,827    1,223,055      859,377      778,074     549,671      726,993     521,742
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
    744,293      1,420,063      504,361    1,165,100      297,498     630,666      292,364     593,744
   (510,517)      (702,733)    (533,033)    (801,422)    (279,274)   (402,263)    (281,618)   (388,493)
-----------    -----------  -----------  -----------  -----------  ----------  -----------  ----------
  1,970,933      1,737,157    1,194,383    1,223,055      796,298     778,074      737,739     726,993
===========    ===========  ===========  ===========  ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                             AST GOLDMAN SACHS
                                            CONCENTRATED GROWTH        AST GOLDMAN SACHS        AST LARGE-CAP VALUE
                                                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO          PORTFOLIO
                                         ------------------------  ------------------------  ------------------------
                                          01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                              TO           TO           TO           TO           TO           TO
                                          12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (306,493) $  (181,798) $  (456,552) $  (288,568) $  (307,472) $   185,440
  Capital gains distributions
   received.............................           0            0            0    1,788,797            0            0
  Realized gain (loss) on shares
   redeemed.............................     850,121      394,306      828,726      288,440      673,220      (56,104)
  Net change in unrealized gain (loss)
   on investments.......................   4,023,859    1,585,979    6,670,050      535,464    5,875,673    1,321,717
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   4,567,487    1,798,487    7,042,224    2,324,133    6,241,421    1,451,053
                                         -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     783,388    2,952,835    1,102,934    5,508,333      811,794    5,815,943
  Annuity Payments......................           0            0            0            0      (44,987)      (3,162)
  Surrenders, withdrawals and death
   benefits.............................    (619,287)    (168,124)    (760,424)    (292,132)    (901,000)    (364,054)
  Net transfers between other
   subaccounts or fixed rate
   option...............................     420,006    2,431,162    2,835,835    3,006,718    6,092,258      585,699
  Other charges.........................    (153,021)    (105,228)    (234,474)    (145,060)    (186,034)     (87,661)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................     431,086    5,110,645    2,943,871    8,077,859    5,772,031    5,946,765
                                         -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,998,573    6,909,132    9,986,095   10,401,992   12,013,452    7,397,818

NET ASSETS
  Beginning of period...................  15,908,158    8,999,026   21,760,590   11,358,598   14,774,555    7,376,737
                                         -----------  -----------  -----------  -----------  -----------  -----------
  End of period......................... $20,906,731  $15,908,158  $31,746,685  $21,760,590  $26,788,007  $14,774,555
                                         ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units.......................   1,312,965      872,417    1,659,188    1,007,755    1,417,423      840,825
                                         -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..........................     473,390    1,028,879      800,553    1,401,054      781,530      931,282
  Units redeemed........................    (427,621)    (588,331)    (588,288)    (749,621)    (375,960)    (354,684)
                                         -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..........................   1,358,734    1,312,965    1,871,453    1,659,188    1,822,993    1,417,423
                                         ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
     AST LORD ABBETT            AST LOOMIS SAYLES
    CORE FIXED INCOME           LARGE-CAP GROWTH           AST MFS GROWTH         AST NEUBERGER BERMAN
        PORTFOLIO                   PORTFOLIO                 PORTFOLIO         MID-CAP GROWTH PORTFOLIO
------------------------    ------------------------  ------------------------  ------------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO             TO           TO           TO           TO           TO           TO           TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
$  (632,980)   $  (152,258) $  (534,455) $  (352,155) $  (216,653) $  (134,732) $  (348,010) $  (270,677)
          0        851,791            0            0            0            0            0            0
    136,672        218,595    1,691,427      673,619      585,552      203,666      950,826      384,771
   (977,190)       321,933    8,217,224    1,569,539    3,438,459      890,109    4,995,017    1,045,463
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (1,473,498)     1,240,061    9,374,196    1,891,003    3,807,358      959,043    5,597,833    1,159,557
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

  2,004,175     19,015,635      506,000    7,357,094      463,099    2,752,710      404,048    5,440,294
          0              0            0            0            0            0            0            0
 (1,980,886)      (729,647)  (1,772,563)    (804,069)    (266,969)    (123,992)    (842,268)    (314,385)
 (1,642,952)     2,948,375   (2,972,028)   3,500,918      228,449    2,468,415     (581,665)   3,183,156
   (371,886)      (264,759)    (297,527)    (226,628)    (114,154)     (68,163)    (202,060)    (144,182)
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (1,991,549)    20,969,604   (4,536,118)   9,827,315      310,425    5,028,970   (1,221,945)   8,164,883
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------

 (3,465,047)    22,209,665    4,838,078   11,718,318    4,117,783    5,988,013    4,375,888    9,324,440

 41,194,293     18,984,628   30,011,751   18,293,433   10,767,609    4,779,596   19,517,409   10,192,969
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
$37,729,246    $41,194,293  $34,849,829  $30,011,751  $14,885,392  $10,767,609  $23,893,297  $19,517,409
===========    ===========  ===========  ===========  ===========  ===========  ===========  ===========

  3,352,512      1,575,997    2,543,256    1,718,281      893,995      455,535    1,510,695      862,295
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
  1,212,853      3,018,361      601,878    2,053,244      275,409      754,551      441,933    1,337,855
 (1,358,328)    (1,241,846)    (946,154)  (1,228,269)    (249,787)    (316,091)    (532,692)    (689,455)
-----------    -----------  -----------  -----------  -----------  -----------  -----------  -----------
  3,207,037      3,352,512    2,198,980    2,543,256      919,617      893,995    1,419,936    1,510,695
===========    ===========  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                         AST NEUBERGER BERMAN / LSV AST PIMCO LIMITED MATURITY AST T. ROWE PRICE EQUITY
                                          MID-CAP VALUE PORTFOLIO        BOND PORTFOLIO            INCOME PORTFOLIO
                                         ------------------------   ------------------------   ------------------------
                                          01/01/2013    01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
                                              TO            TO           TO            TO           TO           TO
                                          12/31/2013    12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
                                         -----------   -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (347,239)  $   (99,298) $  (325,084)  $   (70,868) $  (403,302) $  (219,492)
  Capital gains distributions
   received.............................           0             0            0       633,956            0            0
  Realized gain (loss) on shares
   redeemed.............................   1,207,100       227,472      (88,302)       (8,495)   1,262,313      272,418
  Net change in unrealized gain (loss)
   on investments.......................   5,754,599     1,438,918     (354,904)       44,946    5,071,710    1,711,409
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   6,614,460     1,567,092     (768,290)      599,539    5,930,721    1,764,335
                                         -----------   -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     424,456     3,987,737    1,124,165     5,519,364      969,222    8,624,956
  Annuity Payments......................           0             0            0             0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (700,035)     (158,864)  (1,008,604)     (663,167)  (1,211,150)    (310,353)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   2,626,312     1,863,335   (2,485,453)      889,017    1,491,608    3,750,355
  Other charges.........................    (185,746)     (114,489)    (153,116)     (153,241)    (238,656)    (133,663)
                                         -----------   -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   2,164,987     5,577,719   (2,523,008)    5,591,973    1,011,024   11,931,295
                                         -----------   -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   8,779,447     7,144,811   (3,291,298)    6,191,512    6,941,745   13,695,630

NET ASSETS
  Beginning of period...................  15,761,970     8,617,159   21,291,795    15,100,283   20,789,254    7,093,624
                                         -----------   -----------  -----------   -----------  -----------  -----------
  End of period......................... $24,541,417   $15,761,970  $18,000,497   $21,291,795  $27,730,999  $20,789,254
                                         ===========   ===========  ===========   ===========  ===========  ===========

  Beginning units.......................   1,288,697       816,821    1,960,957     1,418,816    1,858,286      750,360
                                         -----------   -----------  -----------   -----------  -----------  -----------
  Units issued..........................     641,147     1,096,010      581,033     1,616,173      684,723    1,774,359
  Units redeemed........................    (490,450)     (624,134)    (812,674)   (1,074,032)    (607,028)    (666,433)
                                         -----------   -----------  -----------   -----------  -----------  -----------
  Ending units..........................   1,439,394     1,288,697    1,729,316     1,960,957    1,935,981    1,858,286
                                         ===========   ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA    AST T. ROWE PRICE NATURAL   AST T. ROWE PRICE ASSET     AST MFS GLOBAL EQUITY
       PORTFOLIO              RESOURCES PORTFOLIO       ALLOCATION PORTFOLIO             PORTFOLIO
-----------------------    ------------------------  --------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
     TO            TO           TO           TO           TO            TO            TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (150,373)   $  (53,984) $  (520,298) $  (337,592) $(10,688,658) $ (1,817,234) $  (294,350) $   (69,267)
          0             0            0            0             0     3,244,064            0            0

    409,303       210,908      283,611     (938,086)    5,751,750     3,780,200      670,394      243,678
  2,084,439       534,982    3,963,930    1,295,662    96,664,597    34,237,999    3,745,282    1,903,728
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------



  2,343,369       691,906    3,727,243       19,984    91,727,689    39,445,029    4,121,326    2,078,139
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

    237,521     1,332,704      802,092    6,210,184   119,507,675   214,432,894      846,369    3,825,529
          0             0            0            0       (16,993)      (47,765)           0            0
   (130,910)     (101,406)    (873,227)    (807,838)  (11,187,150)   (6,278,599)    (391,685)    (212,833)
  1,194,219     2,217,682   (1,321,100)   4,381,151     8,249,680    42,569,080    2,201,859    1,392,047
    (78,804)      (45,713)    (272,427)    (219,845)   (6,109,460)   (3,593,349)    (171,794)    (102,160)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------




  1,222,026     3,403,267   (1,664,662)   9,563,652   110,443,752   247,082,261    2,484,749    4,902,583
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------


  3,565,395     4,095,173    2,062,581    9,583,636   202,171,441   286,527,290    6,606,075    6,980,722

  7,120,449     3,025,276   29,949,908   20,366,272   550,691,991   264,164,701   14,766,508    7,785,786
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$10,685,844    $7,120,449  $32,012,489  $29,949,908  $752,863,432  $550,691,991  $21,372,583  $14,766,508
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

    566,643       293,943    2,964,339    2,023,534    45,661,822    24,391,241    1,168,557      738,448
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    298,172       625,878    1,108,455    2,695,125    14,322,506    31,324,650      537,532      952,255
   (212,654)     (353,178)  (1,263,957)  (1,754,320)   (4,937,180)  (10,054,069)    (351,833)    (522,146)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    652,161       566,643    2,808,837    2,964,339    55,047,148    45,661,822    1,354,256    1,168,557
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                          SUBACCOUNTS
                                         ----------------------------------------------------------------------------
                                         AST JPMORGAN INTERNATIONAL   AST TEMPLETON GLOBAL    AST WELLINGTON MANAGEMENT
                                             EQUITY PORTFOLIO            BOND PORTFOLIO        HEDGED EQUITY PORTFOLIO
                                         ------------------------   ------------------------  ------------------------
                                          01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                              TO            TO           TO           TO           TO           TO
                                          12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         -----------   -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (362,330)  $     4,158  $  (260,564) $   113,393  $  (931,976) $  (406,445)
  Capital gains distributions
   received.............................           0             0            0      251,729            0            0
  Realized gain (loss) on shares
   redeemed.............................     550,579        47,047     (210,653)      31,346    1,124,556      256,583
  Net change in unrealized gain (loss)
   on investments.......................   2,539,203     2,750,619     (525,095)     118,159    9,531,142    2,226,379
                                         -----------   -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   2,727,452     2,801,824     (996,312)     514,627    9,723,722    2,076,517
                                         -----------   -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........     475,471     2,964,946      414,315    4,433,992   19,999,414   20,838,895
  Annuity Payments......................           0             0            0            0            0            0
  Surrenders, withdrawals and death
   benefits.............................    (372,783)     (297,787)    (283,138)    (366,680)  (1,442,597)    (804,594)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   1,979,567     2,387,662     (327,959)   1,803,030   10,791,053    1,630,113
  Other charges.........................    (200,594)     (151,038)    (152,470)    (129,720)    (491,544)    (205,755)
                                         -----------   -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   1,881,661     4,903,783     (349,252)   5,740,622   28,856,326   21,458,659
                                         -----------   -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   4,609,113     7,705,607   (1,345,564)   6,255,249   38,580,048   23,535,176

NET ASSETS
  Beginning of period...................  19,759,279    12,053,672   17,671,374   11,416,125   39,949,959   16,414,783
                                         -----------   -----------  -----------  -----------  -----------  -----------
  End of period......................... $24,368,392   $19,759,279  $16,325,810  $17,671,374  $78,530,007  $39,949,959
                                         ===========   ===========  ===========  ===========  ===========  ===========

  Beginning units.......................   1,787,971     1,313,564    1,571,463    1,035,375    4,100,061    1,819,065
                                         -----------   -----------  -----------  -----------  -----------  -----------
  Units issued..........................     666,652     1,468,296      544,718    1,064,529    3,697,762    3,077,000
  Units redeemed........................    (513,656)     (993,889)    (576,546)    (528,441)    (961,402)    (796,004)
                                         -----------   -----------  -----------  -----------  -----------  -----------
  Ending units..........................   1,940,967     1,787,971    1,539,635    1,571,463    6,836,421    4,100,061
                                         ===========   ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST CAPITAL GROWTH ASSET       AST ACADEMIC STRATEGIES       AST BALANCED ASSET        AST PRESERVATION ASSET
   ALLOCATION PORTFOLIO       ASSET ALLOCATION PORTFOLIO     ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (7,120,159)   $ (2,740,809) $ (6,539,111) $ (2,483,084) $(10,010,512) $ (3,559,473) $ (7,639,222) $ (2,136,461)
           0               0             0             0             0    13,537,034             0    19,769,310
   5,584,269       4,530,791     6,048,476     3,262,162     8,689,343     5,104,906     4,893,458     1,988,511
  79,579,544      25,645,314    28,289,361    27,729,344    89,512,333    26,157,340    35,190,164     6,895,289
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  78,043,654      27,435,296    27,798,726    28,508,422    88,191,164    41,239,807    32,444,400    26,516,649
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  42,580,874      72,208,643    26,478,926    55,680,594    65,802,454   119,037,626    67,283,941   144,317,246
     (80,101)              0             0             0      (165,999)     (290,287)      (68,786)            0
  (8,944,563)     (5,788,675)  (11,412,141)   (7,387,563)  (18,322,578)  (12,798,215)  (13,583,950)  (10,106,230)
  46,089,890      29,001,937     2,440,739    24,725,926     7,344,424    35,715,392   (35,340,318)    2,449,967
  (3,288,079)     (2,111,004)   (2,723,405)   (2,100,596)   (4,903,289)   (3,503,930)   (3,800,672)   (2,638,158)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  76,358,021      93,310,901    14,784,119    70,918,361    49,755,012   138,160,586    14,490,215   134,022,825
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

 154,401,675     120,746,197    42,582,845    99,426,783   137,946,176   179,400,393    46,934,615   160,539,474

 337,550,536     216,804,339   348,772,697   249,345,914   532,182,338   352,781,945   426,840,024   266,300,550
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$491,952,211    $337,550,536  $391,355,542  $348,772,697  $670,128,514  $532,182,338  $473,774,639  $426,840,024
============    ============  ============  ============  ============  ============  ============  ============

  29,647,790      21,420,963    30,992,629    24,615,273    45,923,327    33,653,172    36,655,273    24,615,353
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  10,349,647      19,557,007     7,878,445    15,687,528    10,381,877    24,461,209     8,331,993    18,123,219
  (4,060,212)    (11,330,180)   (6,662,034)   (9,310,172)   (5,965,709)  (12,191,054)   (6,800,208)   (6,083,299)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  35,937,225      29,647,790    32,209,040    30,992,629    50,339,495    45,923,327    38,187,058    36,655,273
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                             SUBACCOUNTS
                                         ----------------------------------------------------------------------------------
                                          AST FIRST TRUST BALANCED      AST PRUDENTIAL GROWTH           AST ADVANCED
                                              TARGET PORTFOLIO          ALLOCATION PORTFOLIO        STRATEGIES PORTFOLIO
                                         --------------------------  --------------------------  --------------------------
                                          01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                              TO            TO            TO            TO            TO            TO
                                          12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
                                         ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income (loss).......... $ (4,770,297) $    375,150  $ (4,413,517) $   (741,402) $ (7,637,609) $ (1,125,736)
  Capital gains distributions
   received.............................            0             0             0             0             0       978,632
  Realized gain (loss) on shares
   redeemed.............................    2,332,439     1,121,650     3,858,206     1,325,613     3,542,645     2,685,004
  Net change in unrealized gain (loss)
   on investments.......................   37,476,414    12,984,047    37,720,015    13,624,196    67,644,863    25,417,674
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   35,038,556    14,480,847    37,164,704    14,208,407    63,549,899    27,955,574
                                         ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   43,646,440    84,911,023    44,386,812    73,832,499    92,094,004   145,489,068
  Annuity Payments......................      (93,212)      (17,014)            0             0       (82,226)      (35,236)
  Surrenders, withdrawals and death
   benefits.............................   (5,052,299)   (3,229,994)   (4,572,979)   (2,120,772)   (8,319,985)   (4,458,320)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    5,443,436    15,264,086    12,596,475    24,654,609    22,200,070    30,640,009
  Other charges.........................   (2,611,995)   (1,693,589)   (2,487,706)   (1,540,896)   (4,287,877)   (2,447,999)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   41,332,370    95,234,512    49,922,602    94,825,440   101,603,986   169,187,522
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   76,370,926   109,715,359    87,087,306   109,033,847   165,153,885   197,143,096

NET ASSETS
  Beginning of period...................  248,028,103   138,312,744   222,116,253   113,082,406   379,954,133   182,811,037
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period......................... $324,399,029  $248,028,103  $309,203,559  $222,116,253  $545,108,018  $379,954,133
                                         ============  ============  ============  ============  ============  ============

  Beginning units.......................   21,669,843    13,265,213    19,406,256    11,105,442    31,622,440    17,018,736
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Units issued..........................    6,578,541    14,709,530     8,909,515    16,010,851    12,094,167    22,776,358
  Units redeemed........................   (2,954,112)   (6,304,900)   (4,669,461)   (7,710,037)   (3,567,528)   (8,172,654)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Ending units..........................   25,294,272    21,669,843    23,646,310    19,406,256    40,149,079    31,622,440
                                         ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP       AST MONEY MARKET         AST SMALL-CAP GROWTH      AST PIMCO TOTAL RETURN
    GROWTH PORTFOLIO                  PORTFOLIO                  PORTFOLIO               BOND PORTFOLIO
--------------------------   --------------------------  ------------------------  --------------------------
 01/01/2013     01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO            TO            TO            TO           TO           TO            TO
 12/31/2013     12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
$  (768,137)   $  (450,257)  $   (302,825) $   (331,816) $  (286,035) $  (200,792) $ (4,096,261) $  1,844,475
          0              0              0             0            0            0             0     2,122,034
  2,345,813        595,258              0             0      844,672      232,825       805,216     1,368,839
 14,164,820      2,690,050              0             0    4,141,780      828,600    (5,685,141)    9,112,176
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

 15,742,496      2,835,051       (302,825)     (331,816)   4,700,417      860,633    (8,976,186)   14,447,524
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------


  1,448,304      9,462,527      2,055,160     9,847,041      473,560    3,444,336     7,010,090    57,662,142
          0         (3,126)      (301,228)            0      (72,237)      (3,992)     (309,072)      (79,548)
 (1,036,326)      (604,612)   (27,868,208)  (21,332,031)    (448,826)    (457,867)   (9,791,401)   (6,778,735)
  3,298,361      6,954,363     24,294,793     9,993,186    1,460,405    2,353,980     9,108,137    29,400,681
   (397,640)      (226,310)      (133,132)     (141,855)    (140,397)     (92,306)   (2,007,318)   (1,621,879)
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

  3,312,699     15,582,842     (1,952,615)   (1,633,659)   1,272,505    5,244,151     4,010,436    78,582,661
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------

 19,055,195     18,417,893     (2,255,440)   (1,965,475)   5,972,922    6,104,784    (4,965,750)   93,030,185

 34,617,197     16,199,304     19,916,588    21,882,063   13,871,106    7,766,322   247,468,156   154,437,971
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
$53,672,392    $34,617,197   $ 17,661,148  $ 19,916,588  $19,844,028  $13,871,106  $242,502,406  $247,468,156
===========    ===========   ============  ============  ===========  ===========  ============  ============

  2,773,359      1,502,529      2,056,152     2,221,281    1,035,622      646,526    21,224,806    14,092,072
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
  1,336,712      2,333,677      4,821,246     4,261,909      448,667      849,316     6,764,202    13,551,715
 (1,070,130)    (1,062,847)    (5,016,868)   (4,427,038)    (368,893)    (460,220)   (6,434,356)   (6,418,981)
-----------    -----------   ------------  ------------  -----------  -----------  ------------  ------------
  3,039,941      2,773,359      1,860,530     2,056,152    1,115,396    1,035,622    21,554,652    21,224,806
===========    ===========   ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ------------------------------------------------------------------------
                                         AST INTERNATIONAL VALUE AST INTERNATIONAL GROWTH  NVIT DEVELOPING MARKETS
                                                PORTFOLIO                PORTFOLIO                 FUND
                                         ----------------------  ------------------------  ----------------------
                                         01/01/2013  01/01/2012   01/01/2013   01/01/2012  01/01/2013  01/01/2012
                                             TO          TO           TO           TO          TO          TO
                                         12/31/2013  12/31/2012   12/31/2013   12/31/2012  12/31/2013  12/31/2012
                                         ----------  ----------  -----------  -----------  ----------  ----------
OPERATIONS
  Net investment income (loss).......... $ (138,194) $   26,624  $  (242,163) $   (63,501)  $ (4,040)   $ (9,963)
  Capital gains distributions
   received.............................          0           0            0            0          0           0
  Realized gain (loss) on shares
   redeemed.............................    200,371     (88,699)     310,553       46,543    (87,079)    (74,592)
  Net change in unrealized gain (loss)
   on investments.......................  1,205,870     833,703    2,412,006    1,639,718     75,349     177,614
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................  1,268,047     771,628    2,480,396    1,622,760    (15,770)     93,059
                                         ----------  ----------  -----------  -----------   --------    --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    195,084   1,533,076      345,738    3,985,389      1,949         799
  Annuity Payments......................          0           0            0            0          0           0
  Surrenders, withdrawals and death
   benefits.............................   (270,309)   (164,835)    (229,418)    (120,987)   (82,882)    (98,746)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    484,319     819,994    2,314,318      280,466    124,403       1,421
  Other charges.........................    (72,656)    (52,636)    (152,298)     (99,214)    (1,360)     (1,694)
                                         ----------  ----------  -----------  -----------   --------    --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................    336,438   2,135,599    2,278,340    4,045,654     42,110     (98,220)
                                         ----------  ----------  -----------  -----------   --------    --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  1,604,485   2,907,227    4,758,736    5,668,414     26,340      (5,161)

NET ASSETS
  Beginning of period...................  7,387,404   4,480,177   12,832,439    7,164,025    665,169     670,330
                                         ----------  ----------  -----------  -----------   --------    --------
  End of period......................... $8,991,889  $7,387,404  $17,591,175  $12,832,439   $691,509    $665,169
                                         ==========  ==========  ===========  ===========   ========    ========

  Beginning units.......................    705,540     494,113    1,205,057      784,260     44,357      51,346
                                         ----------  ----------  -----------  -----------   --------    --------
  Units issued..........................    255,728     581,282      525,108    1,092,732     22,191       4,021
  Units redeemed........................   (232,112)   (369,855)    (334,211)    (671,935)   (19,787)    (11,010)
                                         ----------  ----------  -----------  -----------   --------    --------
  Ending units..........................    729,156     705,540    1,395,954    1,205,057     46,761      44,357
                                         ==========  ==========  ===========  ===========   ========    ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
  AST INVESTMENT GRADE BOND     AST WESTERN ASSET CORE PLUS
          PORTFOLIO                  BOND PORTFOLIO          AST BOND PORTFOLIO 2018  AST BOND PORTFOLIO 2019
----------------------------    --------------------------  ------------------------  ----------------------
  01/01/2013       01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012  01/01/2013  01/01/2012
      TO               TO            TO            TO            TO           TO          TO          TO
  12/31/2013       12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012  12/31/2013  12/31/2012
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
$  (1,591,578)   $  (1,181,495) $  (848,345)  $   605,183   $  (509,023) $  (363,913) $  (46,192) $  (13,650)
            0        5,700,628            0     1,333,248             0      110,842           0      29,557
    3,890,220       35,842,163      (55,128)      345,313       345,160      344,006     (46,769)     (1,419)
   (4,557,529)      (9,733,697)    (750,153)      (19,061)     (932,637)     622,643     (42,526)     (3,809)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

   (2,258,887)      30,627,599   (1,653,626)    2,264,683    (1,096,500)     713,578    (135,487)     10,679
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

        1,326           31,058    1,150,848    10,203,138            32           53          59           0
            0          (14,459)           0             0             0            0           0           0
   (3,554,062)      (5,486,824)  (1,029,781)     (566,897)     (705,904)    (565,155)   (214,237)    (21,627)
 (219,643,509)    (437,054,915)   6,465,180     5,144,620     1,587,904      700,571     (86,747)  2,294,154
   (1,052,790)      (4,055,949)    (429,618)     (343,412)       (3,784)      (3,435)       (547)        (67)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

 (224,249,035)    (446,581,089)   6,156,629    14,437,449       878,248      132,034    (301,472)  2,272,460
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------

 (226,507,922)    (415,953,490)   4,503,003    16,702,132      (218,252)     845,612    (436,959)  2,283,139

  272,250,724      688,204,214   45,582,105    28,879,973    21,894,358   21,048,746   2,283,140           1
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
$  45,742,802    $ 272,250,724  $50,085,108   $45,582,105   $21,676,106  $21,894,358  $1,846,181  $2,283,140
=============    =============  ===========   ===========   ===========  ===========  ==========  ==========

   20,928,766       56,740,197    3,919,578     2,627,749     1,799,476    1,787,276     183,095           0
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
   21,813,702       81,569,601    1,980,425     3,231,760     1,118,259      632,036     153,212     205,143
  (39,144,903)    (117,381,032)  (1,444,185)   (1,939,931)   (1,034,810)    (619,836)   (177,738)    (22,048)
-------------    -------------  -----------   -----------   -----------  -----------  ----------  ----------
    3,597,565       20,928,766    4,455,818     3,919,578     1,882,925    1,799,476     158,569     183,095
=============    =============  ===========   ===========   ===========  ===========  ==========  ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                         SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         AST GLOBAL REAL ESTATE   AST PARAMETRIC EMERGING      AST GOLDMAN SACHS
                                                PORTFOLIO        MARKETS EQUITY PORTFOLIO  SMALL-CAP VALUE PORTFOLIO
                                         ----------------------  ------------------------  ------------------------
                                         01/01/2013  01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
                                             TO          TO           TO           TO           TO             TO
                                         12/31/2013  12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
                                         ----------  ----------  -----------  -----------  -----------    -----------
OPERATIONS
  Net investment income (loss).......... $ (135,962) $  (11,410) $  (449,778) $  (121,976) $  (409,270)   $  (195,213)
  Capital gains distributions
   received.............................          0           0            0      339,838            0              0
  Realized gain (loss) on shares
   redeemed.............................    314,744     134,049      (20,396)    (336,541)   1,342,601        409,844
  Net change in unrealized gain (loss)
   on investments.......................    (91,923)    993,606     (205,550)   2,880,354    6,577,506      1,514,979
                                         ----------  ----------  -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................     86,859   1,116,245     (675,724)   2,761,675    7,510,837      1,729,610
                                         ----------  ----------  -----------  -----------  -----------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    277,544   1,819,905      538,818    5,355,572      761,713      4,932,364
  Annuity Payments......................          0           0            0            0            0              0
  Surrenders, withdrawals and death
   benefits.............................   (233,929)    (81,702)    (279,437)    (186,213)    (714,625)      (237,214)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  1,078,377     892,920    3,446,277    3,811,729      821,401      2,572,375
  Other charges.........................    (71,243)    (48,481)    (261,040)    (210,466)    (219,585)      (144,647)
                                         ----------  ----------  -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  1,050,749   2,582,642    3,444,618    8,770,622      648,904      7,122,878
                                         ----------  ----------  -----------  -----------  -----------    -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  1,137,608   3,698,887    2,768,894   11,532,297    8,159,741      8,852,488

NET ASSETS
  Beginning of period...................  7,170,435   3,471,548   26,030,950   14,498,653   19,892,230     11,039,742
                                         ----------  ----------  -----------  -----------  -----------    -----------
  End of period......................... $8,308,043  $7,170,435  $28,799,844  $26,030,950  $28,051,971    $19,892,230
                                         ==========  ==========  ===========  ===========  ===========    ===========

  Beginning units.......................    547,133     333,835    2,458,495    1,592,487    1,524,692        959,394
                                         ----------  ----------  -----------  -----------  -----------    -----------
  Units issued..........................    341,692     456,643    1,649,117    2,517,714      597,270      1,339,815
  Units redeemed........................   (275,081)   (243,345)  (1,344,345)  (1,651,706)    (542,811)      (774,517)
                                         ----------  ----------  -----------  -----------  -----------    -----------
  Ending units..........................    613,744     547,133    2,763,267    2,458,495    1,579,151      1,524,692
                                         ==========  ==========  ===========  ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
   AST SCHRODERS GLOBAL              AST RCM WORLD          AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS
    TACTICAL PORTFOLIO             TRENDS PORTFOLIO           THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (3,656,860)   $ (1,637,927) $ (4,392,593) $ (1,992,949) $ (2,247,596) $ (1,037,698) $ (2,497,869) $ (1,263,976)
           0         602,053             0     4,402,813             0       496,390             0     2,879,907
   2,762,692       2,099,981     1,943,516       984,445     1,376,566       818,542     1,560,481       627,204
  34,133,496      13,523,798    30,323,013     8,685,465    19,425,025     7,800,617    12,828,056     5,821,376
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  33,239,328      14,587,905    27,873,936    12,079,774    18,553,995     8,077,851    11,890,668     8,064,511
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  39,012,719      62,692,680    54,957,620    97,934,845    27,875,624    45,685,661    29,940,162    39,016,865
           0               0       (74,534)      (17,098)            0             0             0             0
  (2,753,623)     (1,410,365)   (4,567,550)   (2,895,888)   (1,288,197)     (704,287)   (3,649,588)   (1,737,598)
  11,280,901      23,691,131      (783,051)   16,047,217     6,123,440     6,957,370    (2,439,337)    9,185,338
  (2,161,984)     (1,264,387)   (2,625,294)   (1,598,741)   (1,320,866)     (773,763)   (1,454,780)   (1,056,667)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  45,378,013      83,709,059    46,907,191   109,470,335    31,390,001    51,164,981    22,396,457    45,407,938
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  78,617,341      98,296,964    74,781,127   121,550,109    49,943,996    59,242,832    34,287,125    53,472,449

 179,780,827      81,483,863   235,725,370   114,175,261   111,416,624    52,173,792   139,813,228    86,340,779
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$258,398,168    $179,780,827  $310,506,497  $235,725,370  $161,360,620  $111,416,624  $174,100,353  $139,813,228
============    ============  ============  ============  ============  ============  ============  ============

  15,190,242       7,911,117    21,003,523    11,121,340     9,458,185     4,964,168    12,411,997     8,325,112
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
   6,113,018      12,393,694     7,410,508    15,152,387     4,058,528     7,846,389     4,555,878     7,240,381
  (2,329,319)     (5,114,569)   (3,196,289)   (5,270,204)   (1,406,694)   (3,352,372)   (2,475,305)   (3,153,496)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  18,973,941      15,190,242    25,217,742    21,003,523    12,110,019     9,458,185    14,492,570    12,411,997
============    ============  ============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                                         ----------------------------------------------------------------------
                                           AST FI PYRAMIS(R) ASSET        PROFUND VP         PROFUND VP CONSUMER
                                            ALLOCATION PORTFOLIO       CONSUMER SERVICES       GOODS PORTFOLIO
                                         --------------------------  --------------------   --------------------
                                          01/01/2013    01/01/2012   01/01/2013 01/01/2012  01/01/2013 01/01/2012
                                              TO            TO           TO         TO          TO         TO
                                          12/31/2013    12/31/2012   12/31/2013 12/31/2012  12/31/2013 12/31/2012
                                         ------------  ------------  ---------- ----------  ---------- ----------
OPERATIONS
  Net investment income (loss).......... $ (2,589,910) $ (1,086,065)  $ (4,671)  $ (5,515)  $  (1,954)  $ (2,177)
  Capital gains distributions
   received.............................            0             0      1,112      1,660           0          0
  Realized gain (loss) on shares
   redeemed.............................    1,830,552       716,635     45,531     28,512      55,412     17,887
  Net change in unrealized gain (loss)
   on investments.......................   25,405,185     8,675,694     77,842     41,779      18,758     14,842
                                         ------------  ------------   --------   --------   ---------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   24,645,827     8,306,264    119,814     66,436      72,216     30,552
                                         ------------  ------------   --------   --------   ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........   31,225,357    47,335,757     10,003     18,419           0     19,570
  Annuity Payments......................            0             0          0          0           0          0
  Surrenders, withdrawals and death
   benefits.............................   (2,153,263)     (843,643)   (25,179)    (1,555)     (7,489)    (1,602)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   15,541,173    13,178,625    (43,055)   (68,696)   (150,908)   (45,427)
  Other charges.........................   (1,478,549)     (816,214)    (3,102)    (3,182)     (2,569)    (3,017)
                                         ------------  ------------   --------   --------   ---------   --------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   43,134,718    58,854,525    (61,333)   (55,014)   (160,966)   (30,476)
                                         ------------  ------------   --------   --------   ---------   --------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   67,780,545    67,160,789     58,481     11,422     (88,750)        76

NET ASSETS
  Beginning of period...................  120,257,369    53,096,580    329,782    318,360     309,540    309,464
                                         ------------  ------------   --------   --------   ---------   --------
  End of period......................... $188,037,914  $120,257,369   $388,263   $329,782   $ 220,790   $309,540
                                         ============  ============   ========   ========   =========   ========

  Beginning units.......................   10,343,938     5,117,071     24,272     28,187      25,290     27,614
                                         ------------  ------------   --------   --------   ---------   --------
  Units issued..........................    5,340,707     8,641,888      4,120      6,303         407      7,026
  Units redeemed........................   (1,726,970)   (3,415,021)    (7,655)   (10,218)    (11,443)    (9,350)
                                         ------------  ------------   --------   --------   ---------   --------
  Ending units..........................   13,957,675    10,343,938     20,737     24,272      14,254     25,290
                                         ============  ============   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP              PROFUND VP            PROFUND VP            PROFUND VP
     FINANCIALS              HEALTH CARE           INDUSTRIALS         MID-CAP GROWTH
--------------------    --------------------  --------------------  --------------------
01/01/2013   01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO           TO         TO         TO         TO         TO         TO         TO
12/31/2013   12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
----------   ---------- ---------- ---------- ---------- ---------- ---------- ----------
$  (5,244)    $ (6,939) $  (4,892)  $ (4,666) $  (2,959)  $ (4,172)  $ (1,770)  $ (1,591)
        0            0          0          0          0          0          0          0
   70,592       24,480     61,008     28,837     58,663     20,490     17,585      3,168
   60,686       83,373     77,435     35,071     37,845     25,260     13,069     10,667
---------     --------  ---------   --------  ---------   --------   --------   --------

  126,034      100,914    133,551     59,242     93,549     41,578     28,884     12,244
---------     --------  ---------   --------  ---------   --------   --------   --------

        0       21,716          0     15,913          0     11,307          0      5,672
        0            0          0          0          0          0          0          0
  (25,066)     (46,935)   (25,499)    (1,487)    (3,349)    (1,463)      (603)      (285)
 (156,966)     (62,933)   (79,942)   (62,329)  (147,229)   (22,679)   (56,588)    15,477
   (4,057)      (4,219)    (3,481)    (3,563)    (2,836)    (3,065)      (996)      (935)
---------     --------  ---------   --------  ---------   --------   --------   --------

 (186,089)     (92,371)  (108,922)   (51,466)  (153,414)   (15,900)   (58,187)    19,929
---------     --------  ---------   --------  ---------   --------   --------   --------

  (60,055)       8,543     24,629      7,776    (59,865)    25,678    (29,303)    32,173

  469,299      460,756    374,852    367,076    315,112    289,434    119,203     87,030
---------     --------  ---------   --------  ---------   --------   --------   --------
$ 409,244     $469,299  $ 399,481   $374,852  $ 255,247   $315,112   $ 89,900   $119,203
=========     ========  =========   ========  =========   ========   ========   ========

   68,847       83,052     30,013     33,986     31,372     32,874     10,255      8,510
---------     --------  ---------   --------  ---------   --------   --------   --------
    6,195       26,427      4,521     10,485      4,009     15,432      1,280      5,159
  (28,912)     (40,632)   (11,314)   (14,458)   (16,716)   (16,934)    (5,524)    (3,414)
---------     --------  ---------   --------  ---------   --------   --------   --------
   46,130       68,847     23,220     30,013     18,665     31,372      6,011     10,255
=========     ========  =========   ========  =========   ========   ========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                         ----------------------------------------------------------------
                                              PROFUND VP            PROFUND VP            PROFUND VP
                                             MID-CAP VALUE          REAL ESTATE        SMALL-CAP GROWTH
                                         --------------------  --------------------  --------------------
                                         01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
                                             TO         TO         TO         TO         TO         TO
                                         12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
                                         ---------- ---------- ---------- ---------- ---------- ----------
OPERATIONS
  Net investment income (loss)..........  $   (770)  $ (1,216)  $   (212)  $  1,441   $  (695)   $  (497)
  Capital gains distributions
   received.............................         0          0          0          0     2,094          0
  Realized gain (loss) on shares
   redeemed.............................    11,348      7,323      5,171      8,170     2,347      1,488
  Net change in unrealized gain (loss)
   on investments.......................     7,229      6,156     (6,614)     7,362    11,025      1,969
                                          --------   --------   --------   --------   -------    -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................    17,807     12,263     (1,655)    16,973    14,771      2,960
                                          --------   --------   --------   --------   -------    -------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0      6,321          0      4,265    10,000      1,282
  Annuity Payments......................         0          0          0          0         0          0
  Surrenders, withdrawals and death
   benefits.............................      (604)   (11,063)    (7,018)      (208)   (1,953)    (8,057)
  Net transfers between other
   subaccounts or fixed rate
   option...............................   (32,410)   (18,049)     9,934     14,616    32,309      9,776
  Other charges.........................      (596)      (749)    (1,212)    (1,150)     (421)      (240)
                                          --------   --------   --------   --------   -------    -------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................   (33,610)   (23,540)     1,704     17,523    39,935      2,761
                                          --------   --------   --------   --------   -------    -------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (15,803)   (11,277)        49     34,496    54,706      5,721

NET ASSETS
  Beginning of period...................    69,651     80,928    144,105    109,609    31,817     26,096
                                          --------   --------   --------   --------   -------    -------
  End of period.........................  $ 53,848   $ 69,651   $144,154   $144,105   $86,523    $31,817
                                          ========   ========   ========   ========   =======    =======

  Beginning units.......................     6,471      8,634     14,160     12,429     2,741      2,491
                                          --------   --------   --------   --------   -------    -------
  Units issued..........................         0      2,447      2,802      7,343     3,947      1,912
  Units redeemed........................    (2,629)    (4,610)    (2,605)    (5,612)   (1,300)    (1,662)
                                          --------   --------   --------   --------   -------    -------
  Ending units..........................     3,842      6,471     14,357     14,160     5,388      2,741
                                          ========   ========   ========   ========   =======    =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------
     PROFUND VP             PROFUND VP            PROFUND VP            PROFUND VP
   SMALL-CAP VALUE      TELECOMMUNICATIONS         UTILITIES         LARGE-CAP GROWTH
--------------------   --------------------  --------------------  --------------------
01/01/2013  01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012 01/01/2013 01/01/2012
    TO          TO         TO         TO         TO         TO         TO         TO
12/31/2013  12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012 12/31/2013 12/31/2012
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
 $   (254)   $  (294)   $  3,744   $  7,533   $  2,466   $  3,242   $   (601)  $  (816)
        0          0      11,477          0          0          0          0         0
    4,279        955      16,444     14,768     12,853     11,656      4,946     3,326
    2,153      2,160     (10,214)    18,321      8,706    (17,498)     7,935     1,514
 --------    -------    --------   --------   --------   --------   --------   -------

    6,178      2,821      21,451     40,622     24,025     (2,600)    12,280     4,024
 --------    -------    --------   --------   --------   --------   --------   -------

        0        648           0     11,450          0     13,972          0       238
        0          0           0          0          0          0          0         0

        0          0     (24,586)    (1,511)   (24,498)    (1,313)         0         0
  (11,055)    (2,071)    (67,161)   (56,167)   (25,538)   (54,756)   (12,990)    8,331
     (170)      (174)     (2,105)    (2,536)    (1,977)    (2,424)      (367)     (351)
 --------    -------    --------   --------   --------   --------   --------   -------

  (11,225)    (1,597)    (93,852)   (48,764)   (52,013)   (44,521)   (13,357)    8,218
 --------    -------    --------   --------   --------   --------   --------   -------

   (5,047)     1,224     (72,401)    (8,142)   (27,988)   (47,121)    (1,077)   12,242

   20,483     19,259     246,598    254,740    211,621    258,742     49,185    36,943
 --------    -------    --------   --------   --------   --------   --------   -------
 $ 15,436    $20,483    $174,197   $246,598   $183,633   $211,621   $ 48,108   $49,185
 ========    =======    ========   ========   ========   ========   ========   =======

    1,847      1,988      24,409     28,944     22,559     27,191      4,585     3,831
 --------    -------    --------   --------   --------   --------   --------   -------
      622        381       3,995      8,977      3,465     13,353      2,739     4,972
   (1,443)      (522)    (12,788)   (13,512)    (8,471)   (17,985)    (3,856)   (4,218)
 --------    -------    --------   --------   --------   --------   --------   -------
    1,026      1,847      15,616     24,409     17,553     22,559      3,468     4,585
 ========    =======    ========   ========   ========   ========   ========   =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                    SUBACCOUNTS
                                         -------------------------------------------------------------------
                                              PROFUND VP                               AST JENNISON LARGE-CAP
                                            LARGE-CAP VALUE    AST BOND PORTFOLIO 2020    VALUE PORTFOLIO
                                         --------------------  ----------------------  ---------------------
                                         01/01/2013 01/01/2012 01/01/2013  01/01/2012  01/01/2013 01/01/2012
                                             TO         TO         TO          TO          TO         TO
                                         12/31/2013 12/31/2012 12/31/2013  12/31/2012  12/31/2013 12/31/2012
                                         ---------- ---------- ----------  ----------  ---------- ----------
OPERATIONS
  Net investment income (loss)..........     (483)   $   (743)   (37,837)  $  (2,275)   (134,368) $  (63,185)
  Capital gains distributions
   received.............................        0           0          0      12,074           0           0
  Realized gain (loss) on shares
   redeemed.............................    7,019      13,261    (25,305)     34,556     315,860      15,087
  Net change in unrealized gain (loss)
   on investments.......................   12,858       2,978    (66,186)    (34,325)  1,769,724     485,373
                                          -------    --------  ---------   ---------   ---------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   19,394      15,496   (129,328)     10,030   1,951,216     437,275
                                          -------    --------  ---------   ---------   ---------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........        0       1,906          0           4     284,135   1,487,840
  Annuity Payments......................        0           0          0           0           0           0
  Surrenders, withdrawals and death
   benefits.............................     (813)    (53,942)   (12,504)     (2,456)    (91,700)    (22,975)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  (19,813)    (27,699) 4,473,863    (618,483)  1,649,079     909,265
  Other charges.........................     (723)       (944)      (103)        (44)    (76,092)    (46,956)
                                          -------    --------  ---------   ---------   ---------  ----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (21,349)    (80,679) 4,461,256    (620,979)  1,765,422   2,327,174
                                          -------    --------  ---------   ---------   ---------  ----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (1,955)    (65,183) 4,331,928    (610,949)  3,716,638   2,764,449

NET ASSETS
  Beginning of period...................   75,397     140,580    134,938     745,887   6,100,699   3,336,250
                                          -------    --------  ---------   ---------   ---------  ----------
  End of period.........................   73,442    $ 75,397  4,466,866   $ 134,938   9,817,337  $6,100,699
                                          =======    ========  =========   =========   =========  ==========

  Beginning units.......................    8,294      17,584     10,681      65,882     556,714     338,692
                                          -------    --------  ---------   ---------   ---------  ----------
  Units issued..........................      192       3,334    560,578       9,721     333,046     530,942
  Units redeemed........................   (2,173)    (12,624)  (191,052)    (64,922)   (195,640)   (312,920)
                                          -------    --------  ---------   ---------   ---------  ----------
  Ending units..........................    6,313       8,294    380,207      10,681     694,120     556,714
                                          =======    ========  =========   =========   =========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                                             WELLS FARGO ADVANTAGE VT
 AST JENNISON LARGE-CAP                                                      INTERNATIONAL EQUITY
    GROWTH PORTFOLIO     AST BOND PORTFOLIO 2017   AST BOND PORTFOLIO 2021      FUND - CLASS 1
-----------------------  -----------------------  -------------------------  -----------------------
01/01/2013   01/01/2012  01/01/2013   01/01/2012   01/01/2013    01/01/2012  01/01/2013   01/01/2012
    TO           TO          TO           TO           TO            TO          TO           TO
12/31/2013   12/31/2012  12/31/2013   12/31/2012   12/31/2013    12/31/2012  12/31/2013   12/31/2012
----------  -----------  ----------  -----------  ------------  -----------  ----------   ----------
  (207,206) $  (144,628)   (392,468) $  (349,584) $   (367,038) $  (435,040) $  (1,000)    $   (190)

         0            0           0            0             0      622,481      2,489       13,810

   542,839      132,373     457,506      366,417     1,029,654    1,311,773     19,581        1,218

 3,319,379      678,640    (743,479)     572,745    (2,044,559)      (4,266)    (2,707)       9,950
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------



 3,655,012      666,385    (678,441)     589,578    (1,381,943)   1,494,948     18,363       24,788
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

   644,722    3,894,363           0           (2)          111            0         71            0
         0            0     (36,290)           0             0            0          0            0
  (185,278)     (64,564)   (467,799)    (427,854)     (631,660)    (667,214)  (183,833)     (15,107)

  (364,441)   1,532,209  (7,313,714)     558,404   (17,391,882)  (6,182,916)    (1,886)       4,499
  (115,303)     (75,898)     (4,315)      (5,591)       (5,030)     (10,362)       (26)         (22)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

   (20,300)   5,286,110  (7,822,118)     124,957   (18,028,461)  (6,860,492)  (185,674)     (10,630)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------

 3,634,712    5,952,495  (8,500,559)     714,535   (19,410,404)  (5,365,544)  (167,311)      14,158

10,609,945    4,657,450  21,846,905   21,132,370    28,166,626   33,532,170    219,724      205,566
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
14,244,657  $10,609,945  13,346,346  $21,846,905  $  8,756,222  $28,166,626  $  52,413     $219,724
==========  ===========  ==========  ===========  ============  ===========  =========     ========

   875,800      435,071   1,846,896    1,835,904     2,129,378    2,641,568     15,969       16,691
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
   305,757      766,099     718,114      878,207       616,179    1,013,425         39          896
  (302,840)    (325,370) (1,388,031)    (867,215)   (2,013,311)  (1,525,615)   (12,778)      (1,618)
----------  -----------  ----------  -----------  ------------  -----------  ---------     --------
   878,717      875,800   1,176,979    1,846,896       732,246    2,129,378      3,230       15,969
==========  ===========  ==========  ===========  ============  ===========  =========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                      SUBACCOUNTS
                                         --------------------------------------------------------------------------
                                         WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
                                             OMEGA GROWTH            SMALL CAP VALUE
                                            FUND - CLASS 1           FUND - CLASS 1         AST BOND PORTFOLIO 2022
                                         -----------------------  -----------------------  ------------------------
                                         01/01/2013   01/01/2012  01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                             TO           TO          TO           TO           TO           TO
                                         12/31/2013   12/31/2012  12/31/2013   12/31/2012   12/31/2013   12/31/2012
                                         ----------   ----------  ----------   ----------  -----------  -----------
OPERATIONS
  Net investment income (loss).......... $  (4,650)    $ (6,125)   $  (466)     $  (323)   $  (372,692) $  (379,428)
  Capital gains distributions
   received.............................    22,144       23,469          0            0              0       36,319
  Realized gain (loss) on shares
   redeemed.............................    51,518        7,982      1,813        1,216        205,197      531,946
  Net change in unrealized gain (loss)
   on investments.......................    35,658       34,762      6,670        6,451     (1,835,272)     605,205
                                         ---------     --------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   104,670       60,088      8,017        7,344     (2,002,767)     794,042
                                         ---------     --------    -------      -------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........         0            1          0           (1)             0           17
  Annuity Payments......................         0            0          0            0              0            0
  Surrenders, withdrawals and death
   benefits.............................  (147,441)     (14,243)    (5,240)      (5,183)    (2,572,577)    (430,356)
  Net transfers between other
   subaccounts or fixed rate
   option...............................    (4,873)      (6,498)         0            0     (4,367,761)   5,596,043
  Other charges.........................         0           (5)      (202)        (190)        (4,232)      (4,707)
                                         ---------     --------    -------      -------    -----------  -----------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  (152,314)     (20,745)    (5,442)      (5,374)    (6,944,570)   5,160,997
                                         ---------     --------    -------      -------    -----------  -----------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................   (47,644)      39,343      2,575        1,970     (8,947,337)   5,955,039

NET ASSETS
  Beginning of period...................   365,261      325,918     62,762       60,792     21,558,826   15,603,787
                                         ---------     --------    -------      -------    -----------  -----------
  End of period......................... $ 317,617     $365,261    $65,337      $62,762    $12,611,489  $21,558,826
                                         =========     ========    =======      =======    ===========  ===========

  Beginning units.......................   168,936      178,914      5,173        5,634      1,736,527    1,301,756
                                         ---------     --------    -------      -------    -----------  -----------
  Units issued..........................         0        1,977          0           47        974,134    1,322,912
  Units redeemed........................   (62,386)     (11,955)      (413)        (508)    (1,560,609)    (888,141)
                                         ---------     --------    -------      -------    -----------  -----------
  Ending units..........................   106,550      168,936      4,760        5,173      1,150,052    1,736,527
                                         =========     ========    =======      =======    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                   SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
  AST QUANTITATIVE        AST BLACKROCK GLOBAL    WELLS FARGO ADVANTAGE VT   AST PRUDENTIAL CORE BOND
 MODELING PORTFOLIO       STRATEGIES PORTFOLIO    OPPORTUNITY FUND - CLASS 1        PORTFOLIO
--------------------   -------------------------  -------------------------  ----------------------
01/01/2013  01/01/2012  01/01/2013    01/01/2012  01/01/2013    01/01/2012   01/01/2013   01/01/2012
    TO          TO          TO            TO          TO            TO           TO           TO
12/31/2013  12/31/2012  12/31/2013    12/31/2012  12/31/2013    12/31/2012   12/31/2013   12/31/2012
----------  ---------- ------------  -----------  ----------    ----------   ----------   ----------
 $ (2,120)   $  (834)  $ (1,679,417) $  (807,088)  $ (2,298)     $ (2,561)   $ (110,946)  $  (53,631)
        0          0              0            0          0            71             0        6,348
    6,049        (25)       763,114       36,625     20,672        14,141        14,283       44,175
   23,479      4,378      9,898,160    6,636,996     27,537        22,873      (183,306)     175,383
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

   27,408      3,519      8,981,857    5,866,533     45,911        34,524      (279,969)     172,275
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  151,164     11,473     25,858,365   38,492,837          0             0       546,666    5,253,419
        0          0              0            0          0             0             0            0
       (1)    (5,000)    (3,405,159)  (3,027,458)   (78,380)      (91,868)     (152,476)     (26,732)
  173,081     63,714          3,442    1,493,989     (2,038)       (1,008)      820,257    1,100,495
      (61)       (45)      (813,238)    (425,649)       (31)          (29)      (75,697)     (24,447)
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  324,183     70,142     21,643,410   36,533,719    (80,449)      (92,905)    1,138,750    6,302,735
 --------    -------   ------------  -----------   --------      --------    ----------   ----------

  351,591     73,661     30,625,267   42,400,252    (34,538)      (58,381)      858,781    6,475,010

   73,661          0     86,714,025   44,313,773    209,692       268,073     6,835,314      360,304
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
 $425,252    $73,661   $117,339,292  $86,714,025   $175,154      $209,692    $7,694,095   $6,835,314
 ========    =======   ============  ===========   ========      ========    ==========   ==========

    7,416          0      8,594,013    4,834,702     17,208        25,046       643,150       35,775
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
   31,530      8,093      3,110,308    4,842,479          0            60       561,827      937,632
   (3,019)      (677)    (1,024,546)  (1,083,168)    (6,050)       (7,898)     (453,930)    (330,257)
 --------    -------   ------------  -----------   --------      --------    ----------   ----------
   35,927      7,416     10,679,775    8,594,013     11,158        17,208       751,047      643,150
 ========    =======   ============  ===========   ========      ========    ==========   ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                         SUBACCOUNTS
                                         ---------------------------------------------------------------------------

                                                                                              AST FRANKLIN TEMPLETON
                                          AST NEUBERGER BERMAN           AST BOND                 FOUNDING FUNDS
                                           CORE BOND PORTFOLIO        PORTFOLIO 2023           ALLOCATION PORTFOLIO
                                         ----------------------  -----------------------    --------------------------
                                         01/01/2013  01/01/2012   01/01/2013  1/3/2012*      01/01/2013    4/30/2012*
                                             TO          TO           TO          TO             TO            TO
                                         12/31/2013  12/31/2012   12/31/2013  12/31/2012     12/31/2013    12/31/2012
                                         ----------  ----------  -----------  ----------    ------------  ------------
OPERATIONS
  Net investment income (loss).......... $  (66,172) $  (31,298) $  (475,320) $  (24,877)   $ (4,206,332) $   (981,950)
  Capital gains distributions
   received.............................          0       1,317            0           0               0             0
  Realized gain (loss) on shares
   redeemed.............................     (1,583)      5,928     (927,982)      7,752       2,723,691      (464,899)
  Net change in unrealized gain (loss)
   on investments.......................   (105,926)     77,269   (1,038,596)     34,932      52,339,337     3,799,884
                                         ----------  ----------  -----------  ----------    ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS......................   (173,681)     53,216   (2,441,898)     17,807      50,856,696     2,353,035
                                         ----------  ----------  -----------  ----------    ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net payments...........    117,870   2,430,687            0           0      17,591,743    26,496,096
  Annuity Payments......................          0           0     (801,538)          0               0             0
  Surrenders, withdrawals and death
   benefits.............................    (78,783)    (19,376)  (1,797,099)    (73,375)     (4,537,033)     (678,968)
  Net transfers between other
   subaccounts or fixed rate
   option...............................  2,381,969     730,285   35,155,070   3,964,015       9,717,037   182,098,416
  Other charges.........................    (36,706)    (17,869)      (9,618)          0      (2,395,627)     (540,950)
                                         ----------  ----------  -----------  ----------    ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM CONTRACT OWNER
   TRANSACTIONS.........................  2,384,350   3,123,727   32,546,815   3,890,640      20,376,120   207,374,594
                                         ----------  ----------  -----------  ----------    ------------  ------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS........................  2,210,669   3,176,943   30,104,917   3,908,447      71,232,816   209,727,629

NET ASSETS
  Beginning of period...................  3,621,232     444,289    3,908,447           0     209,727,629             0
                                         ----------  ----------  -----------  ----------    ------------  ------------
  End of period......................... $5,831,901  $3,621,232  $34,013,364  $3,908,447    $280,960,445  $209,727,629
                                         ==========  ==========  ===========  ==========    ============  ============

  Beginning units.......................    348,513      44,118      376,166           0      19,510,744             0
                                         ----------  ----------  -----------  ----------    ------------  ------------
  Units issued..........................    365,051     388,938    7,536,923     414,532       4,662,450    22,006,729
  Units redeemed........................   (125,514)    (84,543)  (4,180,037)    (38,366)     (2,811,657)   (2,495,985)
                                         ----------  ----------  -----------  ----------    ------------  ------------
  Ending units..........................    588,050     348,513    3,733,052     376,166      21,361,537    19,510,744
                                         ==========  ==========  ===========  ==========    ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                                                            AST AQR
                             AST WESTERN ASSET                               AST BOND       EMERGING
    AST NEW DISCOVERY        EMERGING MARKETS            AST MFS             PORTFOLIO   MARKETS EQUITY
ASSET ALLOCATION PORTFOLIO    DEBT PORTFOLIO      LARGE-CAP VALUE PORTFOLIO    2024        PORTFOLIO
------------------------   --------------------   ------------------------  -----------  --------------
 01/01/2013    4/30/2012*  01/01/2013  8/20/2012* 01/01/2013    8/20/2012*  01/02/2013*   02/25/2013*
     TO            TO          TO          TO         TO            TO          TO             TO
 12/31/2013    12/31/2012  12/31/2013  12/31/2012 12/31/2013    12/31/2012  12/31/2013     12/31/2013
-----------   -----------  ----------  ---------- ----------    ----------  -----------  --------------
$  (514,748)  $   (29,115)  $ (1,317)   $   (80)  $   (9,730)    $   (98)   $  (105,731)    $  (208)
          0             0          0          0            0           0              0           0

    619,730      (116,623)      (249)       (14)      12,759         (57)      (250,204)         (5)

  4,854,216       835,954     (8,278)       575      142,201         232       (268,258)        465
-----------   -----------   --------    -------    ----------    -------    -----------     -------

  4,959,198       690,216     (9,844)       481      145,230          77       (624,193)        252
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 10,226,358     7,175,938     57,841     67,352       45,805         185              0      15,901
          0             0          0          0            0           0              0           0

   (528,411)     (167,655)    (3,581)         0       (1,195)          0       (351,980)       (467)

  1,522,326    16,016,273       (657)      (137)   1,137,700      39,974     10,021,237      37,041
   (304,247)     (114,215)        (4)         0       (5,406)        (39)           (24)         (3)
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 10,916,026    22,910,341     53,599     67,215    1,176,904      40,120      9,669,233      52,472
-----------   -----------   --------    -------    ----------    -------    -----------     -------

 15,875,224    23,600,557     43,755     67,696    1,322,134      40,197      9,045,040      52,724

 23,600,557             0     67,696          0       40,197           0              0           0
-----------   -----------   --------    -------    ----------    -------    -----------     -------
$39,475,781   $23,600,557   $111,451    $67,696   $1,362,331     $40,197    $ 9,045,040     $52,724
===========   ===========   ========    =======    ==========    =======    ===========     =======

  2,285,241             0      6,510          0        3,943           0              0           0
-----------   -----------   --------    -------    ----------    -------    -----------     -------
  1,661,174     2,936,117      7,871      8,144      127,375       4,154      2,104,496       5,263
   (658,821)     (650,876)    (2,517)    (1,634)     (30,057)       (211)    (1,069,256)        (46)
-----------   -----------   --------    -------    ----------    -------    -----------     -------
  3,287,594     2,285,241     11,864      6,510      101,261       3,943      1,035,240       5,217
===========   ===========   ========    =======    ==========    =======    ===========     =======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                                  SUBACCOUNTS
                                                                -----------------------------------------------
                                                                    AST       AST QMA
                                                                CLEARBRIDGE  EMERGING    AST MULTI-      AST
                                                                 DIVIDEND     MARKETS   SECTOR FIXED  BLACKROCK
                                                                  GROWTH      EQUITY       INCOME    ISHARES ETF
                                                                 PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                ----------- ----------- ------------ -----------
                                                                02/25/2013* 02/25/2013* 02/25/2013*  04/29/2013*
                                                                    TO          TO           TO          TO
                                                                12/31/2013  12/31/2013   12/31/2013  12/31/2013
                                                                ----------- ----------- ------------ -----------
OPERATIONS
  Net investment income (loss)................................. $  (11,171)   $   (75)  $  (463,989) $  (41,833)
  Capital gains distributions received.........................          0          0             0           0
  Realized gain (loss) on shares redeemed......................      3,153          4         3,693      15,329
  Net change in unrealized gain (loss) on investments..........    145,263        612       744,306     335,429
                                                                ----------    -------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..................................................    137,245        541       284,010     308,925
                                                                ----------    -------   -----------  ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..................................    171,320      2,248    97,629,901   6,188,541
  Annuity Payments.............................................          0          0             0           0
  Surrenders, withdrawals and death benefits...................     (2,892)         0      (618,806)   (190,091)
  Net transfers between other subaccounts or fixed rate option.  1,593,200     10,504             0   1,387,137
  Other charges................................................     (3,973)         0             0     (17,354)
                                                                ----------    -------   -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CONTRACT OWNER TRANSACTIONS.................................  1,757,655     12,752    97,011,095   7,368,233
                                                                ----------    -------   -----------  ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS........................  1,894,900     13,293    97,295,105   7,677,158

NET ASSETS
  Beginning of period..........................................          0          0             0           0
                                                                ----------    -------   -----------  ----------
  End of period................................................ $1,894,900    $13,293   $97,295,105  $7,677,158
                                                                ==========    =======   ===========  ==========

  Beginning units..............................................          0          0             0           0
                                                                ----------    -------   -----------  ----------
  Units issued.................................................    179,324      1,383    11,057,341     825,859
  Units redeemed...............................................    (16,784)         0      (829,370)    (94,833)
                                                                ----------    -------   -----------  ----------
  Ending units.................................................    162,540      1,383    10,227,971     731,026
                                                                ==========    =======   ===========  ==========


*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                            SUBACCOUNTS (CONTINUED)
               -------------------------------------------------
               AST FRANKLIN
                TEMPLETON   AST DEFENSIVE
                 FOUNDING       ASSET       AST AQR     AST QMA
                FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
                PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
               ------------ ------------- ----------- -----------
               04/29/2013*   04/29/2013*  04/29/2013* 04/29/2013*
                    TO           TO           TO          TO
                12/31/2013   12/31/2013   12/31/2013  12/31/2013
               ------------ ------------- ----------- -----------
               $  (126,281)  $  (45,980)   $ (1,191)    $  (16)
                         0            0           0          0
                    55,093       16,653       5,893          1
                 1,249,276      124,024      31,855        444
               -----------   ----------    --------     ------

                 1,178,088       94,697      36,557        429
               -----------   ----------    --------     ------

                12,876,967    6,890,559       4,320      3,043
                         0            0           0          0
                   (45,531)     (66,529)          0          0
                 7,800,752      650,795     816,494          0
                   (60,218)     (19,724)        (82)         0
               -----------   ----------    --------     ------

                20,571,970    7,455,101     820,732      3,043
               -----------   ----------    --------     ------

                21,750,058    7,549,798     857,289      3,472

                         0            0           0          0
               -----------   ----------    --------     ------
               $21,750,058   $7,549,798    $857,289     $3,472
               ===========   ==========    ========     ======

                         0            0           0          0
               -----------   ----------    --------     ------
                 2,218,314    1,105,033     149,619        297
                  (207,675)    (325,906)    (76,068)         0
               -----------   ----------    --------     ------
                 2,010,639      779,127      73,551        297
               ===========   ==========    ========     ======

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                       NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT DECEMBER 31,
                                     2013

NOTE 1: GENERAL

        Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life of New Jersey's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct. Proceeds from purchases of the following contracts are invested in the Account:

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Select and Discovery Choice Variable Annuity Contracts Prudential Premier B, L, X Series
       Prudential Premier Bb Series
       Prudential Premier Retirement X, B, L, C Series
       Prudential Premier Advisor
       Prudential Premier Retirement Variable Annuity
       Prudential Defined Income Annuity

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are one hundred twenty three subaccounts within the Account, of which one hundred twenty one had activity during 2013. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Investment options vary by contract.

        The name of each Portfolio and the corresponding subaccount name are as follows:
AllianceBernstein Large Cap Growth Portfolio Class B
VP Value Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2016*
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio (formerly AST Clearbridge Dividend
 Growth Portfolio)
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio (formerly AST Horizon Moderate Asset
 Allocation Portfolio)
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio (formerly AST BlackRock Value Portfolio) AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio (formerly AST JPMorgan
 International Equity Portfolio)

                                      A55

AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio (formerly AST Marsico Capital
 Growth Portfolio)
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Multi-Sector Fixed Income Portfolio (formerly AST Long Duration Bond
 Portfolio)
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio (formerly AST First Trust Capital
 Appreciation Target Portfolio)
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio (formerly AST Moderate Asset Allocation
 Portfolio)
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio (formerly AST T. Rowe Price Global Bond
 Portfolio)
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio
Davis Value Portfolio
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2
Invesco V.I. Core Equity Fund
Janus Aspen Janus Portfolio - Institutional Shares
Janus Aspen Janus Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Institutional Shares
MFS(R) Growth Series - Initial Class
MFS(R) Research Series - Initial Class
NVIT Developing Markets Fund
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Global Portfolio
Prudential High Yield Bond Portfolio
Prudential Jennison 20/20 Focus Portfolio
Prudential Jennison Portfolio
Prudential Money Market Portfolio
Prudential Small Capitalization Stock Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
Prudential SP Small Cap Value Portfolio
Prudential Stock Index Portfolio
Prudential Value Portfolio
Prudential SP Prudential U.S. Emerging Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
Wells Fargo Advantage VT International Equity Fund - Class 1
Wells Fargo Advantage VT Omega Growth Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1*
Wells Fargo Advantage VT Small Cap Value Fund - Class 1
        --------
        * Subaccount available for investment but had no assets as of December 31, 2013

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

                                      A56

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES


        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively. This guidance does not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

                                      A57

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of The Prudential Series Fund and the Advanced Series Trust, and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

Proprietary Funds (The Prudential Series Fund and the Advanced Series Trust). $7,447,199,969
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $      175,154

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

    AllianceBernstein Large Cap Growth Portfolio Class B......... $  457,152
    Davis Value Portfolio........................................ $2,130,939
    Janus Aspen Janus Portfolio - Service Shares................. $  389,239
    Janus Aspen Janus Portfolio - Institutional Shares........... $5,085,360
    Janus Aspen Overseas Portfolio - Institutional Shares........ $8,556,231
    NVIT Developing Markets Fund................................. $  665,169
    ProFund VP Consumer Services................................. $  329,782
    ProFund VP Consumer Goods Portfolio.......................... $  309,540
    ProFund VP Financials........................................ $  469,299
    ProFund VP Health Care....................................... $  374,852
    ProFund VP Industrials....................................... $  315,112
    ProFund VP Mid-Cap Growth.................................... $  119,203
    ProFund VP Mid-Cap Value..................................... $   69,651
    ProFund VP Real Estate....................................... $  144,105
    ProFund VP Small-Cap Growth.................................. $   31,817
    ProFund VP Small-Cap Value................................... $   20,483
    ProFund VP Telecommunications................................ $  246,598
    ProFund VP Utilities......................................... $  211,621
    ProFund VP Large-Cap Growth.................................. $   49,185
    ProFund VP Large-Cap Value................................... $   75,397
    Wells Fargo Advantage VT International Equity Fund - Class 1. $  219,724
    Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $  365,261
    Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $   62,762

NOTE 4: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                                      A58

NOTE 5: PURCHASES AND SALES OF INVESTMENTS


        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2013 were as follows:

                                                                PURCHASES      SALES
                                                               ------------ -----------
Prudential Money Market Portfolio............................. $  3,728,051 $ 4,924,713
Prudential Diversified Bond Portfolio......................... $    464,620 $ 3,191,458
Prudential Equity Portfolio................................... $    354,412 $ 4,075,177
Prudential Value Portfolio.................................... $    782,925 $ 6,556,717
Prudential High Yield Bond Portfolio.......................... $  1,029,676 $ 3,307,885
Prudential Stock Index Portfolio.............................. $  1,528,288 $ 5,825,105
Prudential Global Portfolio................................... $    102,346 $   802,371
Prudential Jennison Portfolio................................. $    366,100 $ 3,779,776
Prudential Small Capitalization Stock Portfolio............... $    316,119 $ 1,093,489
T. Rowe Price International Stock Portfolio................... $    121,747 $   177,974
T. Rowe Price Equity Income Portfolio......................... $    136,290 $   821,950
Invesco V.I. Core Equity Fund................................. $    124,926 $ 1,386,462
Janus Aspen Janus Portfolio - Institutional Shares............ $     57,895 $   881,707
Janus Aspen Overseas Portfolio - Institutional Shares......... $    165,677 $ 1,484,829
MFS(R) Research Series - Initial Class........................ $     32,345 $   291,309
MFS(R) Growth Series - Initial Class.......................... $    231,971 $ 1,031,023
VP Value Fund................................................. $    155,666 $   558,770
FTVIP Franklin Small-Mid Cap Growth Securities Fund - Class 2. $    110,796 $   358,900
Prudential Jennison 20/20 Focus Portfolio..................... $     31,821 $   691,643
Davis Value Portfolio......................................... $      3,210 $   460,055
AllianceBernstein Large Cap Growth Portfolio Class B.......... $    145,475 $   109,840
Prudential SP Small Cap Value Portfolio....................... $    233,782 $ 1,996,109
Janus Aspen Janus Portfolio - Service Shares.................. $      4,040 $    50,010
Prudential SP Prudential U.S. Emerging Growth Portfolio....... $     94,319 $ 1,514,036
Prudential SP International Growth Portfolio.................. $     50,270 $   557,159
Prudential SP International Value Portfolio................... $     15,070 $   579,301
AST Goldman Sachs Large-Cap Value Portfolio................... $  5,711,013 $ 3,930,430
AST Schroders Multi-Asset World Strategies Portfolio.......... $ 41,608,628 $28,300,435
AST Cohen & Steers Realty Portfolio........................... $  6,728,247 $ 5,854,717
AST J.P. Morgan Strategic Opportunities Portfolio............. $ 32,365,536 $20,202,823
AST Herndon Large-Cap Value Portfolio......................... $  4,345,472 $ 7,047,836
AST High Yield Portfolio...................................... $  7,780,594 $ 5,181,536
AST Federated Aggressive Growth Portfolio..................... $  4,965,861 $ 5,618,433
AST Mid-Cap Value Portfolio................................... $  3,176,876 $ 3,208,630
AST Small-Cap Value Portfolio................................. $  3,207,548 $ 3,269,007
AST Goldman Sachs Concentrated Growth Portfolio............... $  4,876,283 $ 4,751,690
AST Goldman Sachs Mid-Cap Growth Portfolio.................... $  9,063,019 $ 6,575,701
AST Large-Cap Value Portfolio................................. $  9,556,384 $ 4,091,825
AST Lord Abbett Core Fixed Income Portfolio................... $ 11,416,097 $14,040,626
AST Loomis Sayles Large-Cap Growth Portfolio.................. $  5,484,622 $10,555,196
AST MFS Growth Portfolio...................................... $  3,097,116 $ 3,003,345
AST Neuberger Berman Mid-Cap Growth Portfolio................. $  4,532,592 $ 6,102,548
AST Neuberger Berman / LSV Mid-Cap Value Portfolio............ $  7,097,508 $ 5,279,760
AST PIMCO Limited Maturity Bond Portfolio..................... $  5,095,252 $ 7,943,344
AST T. Rowe Price Equity Income Portfolio..................... $  7,193,687 $ 6,585,965
AST QMA US Equity Alpha Portfolio............................. $  3,660,316 $ 2,588,663
AST T. Rowe Price Natural Resources Portfolio................. $  8,101,713 $10,286,672
AST T. Rowe Price Asset Allocation Portfolio.................. $141,962,323 $42,207,229
AST MFS Global Equity Portfolio............................... $  5,996,869 $ 3,806,470
AST J.P. Morgan International Equity Portfolio................ $  6,090,997 $ 4,571,666
AST Templeton Global Bond Portfolio........................... $  4,678,075 $ 5,287,890
AST Wellington Management Hedged Equity Portfolio............. $ 36,194,951 $ 8,270,601
AST Capital Growth Asset Allocation Portfolio................. $110,369,874 $41,132,013
AST Academic Strategies Asset Allocation Portfolio............ $ 71,461,316 $63,216,308
AST Balanced Asset Allocation Portfolio....................... $102,038,271 $62,293,771
AST Preservation Asset Allocation Portfolio................... $ 71,380,413 $64,529,421

                                      A59

                                                               PURCHASES      SALES
                                                              ------------ ------------
AST First Trust Balanced Target Portfolio.................... $ 61,826,905 $ 25,264,833
AST Prudential Growth Allocation Portfolio................... $ 90,041,259 $ 44,532,174
AST Advanced Strategies Portfolio............................ $122,273,054 $ 28,306,678
AST T. Rowe Price Large-Cap Growth Portfolio................. $ 14,892,556 $ 12,347,993
AST Money Market Portfolio................................... $ 25,306,117 $ 27,561,557
AST Small-Cap Growth Portfolio............................... $  5,438,193 $  4,451,722
AST PIMCO Total Return Bond Portfolio........................ $ 52,834,569 $ 52,920,394
AST International Value Portfolio............................ $  2,423,214 $  2,224,970
AST International Growth Portfolio........................... $  5,168,579 $  3,132,402
NVIT Developing Markets Fund................................. $    333,549 $    301,004
AST Investment Grade Bond Portfolio.......................... $232,605,358 $458,445,971
AST Western Asset Core Plus Bond Portfolio................... $ 18,417,489 $ 13,109,206
AST Bond Portfolio 2018...................................... $ 12,749,270 $ 12,380,045
AST Bond Portfolio 2019...................................... $  1,719,228 $  2,066,890
AST Global Real Estate Portfolio............................. $  3,953,091 $  3,038,304
AST Parametric Emerging Markets Equity Portfolio............. $ 13,487,639 $ 10,492,799
AST Goldman Sachs Small-Cap Value Portfolio.................. $  6,336,033 $  6,096,399
AST Schroders Global Tactical Portfolio...................... $ 63,099,533 $ 21,378,380
AST RCM World Trends Portfolio............................... $ 69,631,844 $ 27,117,245
AST J.P. Morgan Global Thematic Portfolio.................... $ 42,079,480 $ 12,937,075
AST Goldman Sachs Multi-Asset Portfolio...................... $ 43,389,852 $ 23,491,263
AST FI Pyramis(R) Asset Allocation Portfolio................. $ 56,862,344 $ 16,317,536
ProFund VP Consumer Services................................. $     58,212 $    125,200
ProFund VP Consumer Goods Portfolio.......................... $      4,241 $    169,829
ProFund VP Financials........................................ $     41,857 $    235,286
ProFund VP Health Care....................................... $     65,388 $    180,716
ProFund VP Industrials....................................... $     35,388 $    193,493
ProFund VP Mid-Cap Growth.................................... $     14,920 $     74,877
ProFund VP Mid-Cap Value..................................... $          0 $     34,608
ProFund VP Real Estate....................................... $     27,183 $     27,685
ProFund VP Small-Cap Growth.................................. $     59,673 $     20,433
ProFund VP Small-Cap Value................................... $      9,999 $     21,522
ProFund VP Telecommunications................................ $     40,058 $    137,749
ProFund VP Utilities......................................... $     33,295 $     88,833
ProFund VP Large-Cap Growth.................................. $     35,023 $     49,171
ProFund VP Large-Cap Value................................... $      1,378 $     23,915
AST Bond Portfolio 2020...................................... $  6,638,197 $  2,214,778
AST Jennison Large-Cap Value Portfolio....................... $  3,573,504 $  1,942,450
AST Jennison Large-Cap Growth Portfolio...................... $  3,224,648 $  3,452,154
AST Bond Portfolio 2017...................................... $  7,942,939 $ 16,157,525
AST Bond Portfolio 2021...................................... $  6,218,245 $ 24,613,743
Wells Fargo Advantage VT International Equity Fund - Class 1. $        536 $    188,410
Wells Fargo Advantage VT Omega Growth Fund - Class 1......... $          0 $    158,038
Wells Fargo Advantage VT Small Cap Value Fund - Class 1...... $          0 $      6,526
AST Bond Portfolio 2022...................................... $  9,399,159 $ 16,716,421
AST Quantitative Modeling Portfolio.......................... $    357,389 $     35,325
AST BlackRock Global Strategies Portfolio.................... $ 29,273,045 $  9,309,051
Wells Fargo Advantage VT Opportunity Fund - Class 1.......... $          0 $     83,461
AST Prudential Core Bond Portfolio........................... $  5,563,770 $  4,535,966
AST Neuberger Berman Core Bond Portfolio..................... $  3,471,385 $  1,153,207
AST Bond Portfolio 2023...................................... $ 68,838,885 $ 36,767,390
AST Franklin Templeton Founding Funds Allocation Portfolio... $ 42,114,257 $ 25,944,469
AST New Discovery Asset Allocation Portfolio................. $ 16,782,656 $  6,381,378
AST Western Asset Emerging Markets Debt Portfolio............ $     78,348 $     26,066
AST MFS Large-Cap Value Portfolio............................ $  1,477,143 $    309,969
AST Bond Portfolio 2024...................................... $ 19,201,777 $  9,638,275
AST AQR Emerging Markets Equity Portfolio.................... $     52,939 $        675
AST ClearBridge Dividend Growth Portfolio.................... $  1,926,859 $    180,376
AST QMA Emerging Markets Equity Portfolio.................... $     12,753 $         75
AST Multi-Sector Fixed Income Portfolio...................... $ 96,937,859 $    390,753
AST BlackRock iShares ETF Portfolio.......................... $  8,171,080 $    844,680

                                      A60

                                                         PURCHASES    SALES
                                                        ----------- ----------
  AST Franklin Templeton Founding Funds Plus Portfolio. $22,340,233 $1,894,544
  AST Defensive Asset Allocation Portfolio............. $ 9,811,861 $2,402,739
  AST AQR Large-Cap Portfolio.......................... $ 1,611,806 $  792,265
  AST QMA Large-Cap Portfolio.......................... $     3,043 $       16

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc. both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervises the subadvisers' performance of such services with respect to each portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of each portfolio. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios. The Account invests only in Class I shares of the Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the shares of each portfolio. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Prudential Stock Index Portfolio. In order to support the income yield, PI has also voluntarily agreed to limit the management fees of the Prudential Money Market Portfolio such that the 1-day annualized yield (excluding capital

                                      A61
        gain or loss) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ----------------
                                       PRUDENTIAL MONEY MARKET PORTFOLIO*****
                   ----------------------------------------------------------------------------------
December 31, 2013  11,767 $0.97424 to  $10.02367 $14,204   0.00%    1.00%  to   1.80%  -1.79% to  -0.99%
December 31, 2012  12,369 $0.99202 to  $10.12341 $15,400   0.01%    1.00%  to   1.80%  -1.80% to  -0.98%
December 31, 2011  15,082 $1.01024 to  $10.22387 $18,883   0.02%    1.00%  to   1.80%  -1.77% to  -0.96%
December 31, 2010  18,414 $1.02843 to  $10.32322 $22,913   0.03%    1.00%  to   1.80%  -1.73% to  -0.96%
December 31, 2009  15,430 $1.04657 to  $10.42341 $18,850   0.43%    1.00%  to   1.80%  -1.40% to  -0.60%

                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013   9,448 $1.97826 to  $ 2.40199 $22,653   3.94%    1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012  10,433 $2.02539 to  $ 2.45301 $25,550   4.37%    1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  11,805 $1.86014 to  $ 2.24741 $26,479   4.28%    1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  13,115 $1.75857 to  $ 2.11964 $27,736   4.18%    1.35%  to   1.65%   8.78% to   9.10%
December 31, 2009  15,202 $1.61669 to  $ 1.94392 $29,488   4.69%    1.35%  to   1.65%  18.56% to  18.91%

                                             PRUDENTIAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013   8,359 $1.69020 to  $ 2.89713 $22,929   0.00%    1.35%  to   1.80%  31.17% to  31.75%
December 31, 2012   9,808 $1.28661 to  $ 2.19998 $20,375   0.59%    1.35%  to   1.80%  11.67% to  12.17%
December 31, 2011  11,025 $1.15047 to  $ 1.96226 $20,353   0.68%    1.35%  to   1.80%  -5.17% to  -4.75%
December 31, 2010  12,475 $1.21137 to  $ 2.06117 $24,170   0.80%    1.35%  to   1.80%   9.93% to  10.41%
December 31, 2009  14,144 $1.10036 to  $ 1.86775 $24,855   1.61%    1.35%  to   1.80%  35.71% to  36.32%

                                             PRUDENTIAL VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  10,703 $1.88848 to  $ 3.72763 $31,308   0.00%    1.35%  to   1.80%  30.74% to  31.32%
December 31, 2012  12,843 $1.44440 to  $ 2.83999 $28,402   0.98%    1.35%  to   1.80%  12.59% to  13.09%
December 31, 2011  14,821 $1.28292 to  $ 2.51241 $28,787   1.02%    1.35%  to   1.80%  -7.24% to  -6.83%
December 31, 2010  16,908 $1.38306 to  $ 2.69800 $34,989   0.96%    1.35%  to   1.80%  11.85% to  12.34%
December 31, 2009  11,984 $1.23652 to  $ 2.40272 $25,088   2.06%    1.35%  to   1.80%  39.42% to  40.04%

                                      A62

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ------------------
                                         PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   5,209 $2.06706 to  $14.41969 $20,421   6.34%    1.35%  to   1.80%    5.36% to    5.81%
December 31, 2012   5,737 $1.95903 to  $13.63244 $21,224   6.93%    1.35%  to   1.80%   12.40% to   12.90%
December 31, 2011   6,482 $1.74036 to  $12.08103 $21,605   7.44%    1.35%  to   2.10%    2.94% to    3.69%
December 31, 2010   7,412 $1.68340 to  $11.65524 $24,396   8.33%    1.35%  to   2.10%   11.70% to   12.53%
December 31, 2009   8,610 $1.50037 to  $10.36252 $25,112   6.10%    1.35%  to   1.80%    3.16% to   45.21%

                                           PRUDENTIAL STOCK INDEX PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  10,276 $1.29125 to  $ 2.92538 $26,062   0.00%    1.35%  to   1.75%   29.62% to   30.14%
December 31, 2012  12,164 $0.99473 to  $ 2.24908 $23,537   1.70%    1.35%  to   1.75%   13.69% to   14.14%
December 31, 2011  14,344 $0.87367 to  $ 1.97156 $24,118   1.61%    1.35%  to   1.75%    0.20% to    0.60%
December 31, 2010  16,877 $0.87059 to  $ 1.96089 $27,983   1.76%    1.35%  to   1.75%   12.61% to   13.06%
December 31, 2009  19,203 $0.77191 to  $ 1.73514 $28,276   2.83%    1.35%  to   1.75%   23.91% to   24.41%

                                              PRUDENTIAL GLOBAL PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   2,834 $1.16583 to  $ 2.51978 $ 6,316   0.00%    1.35%  to   1.80%   25.04% to   25.59%
December 31, 2012   3,127 $0.93051 to  $ 2.00744 $ 5,575   1.61%    1.35%  to   1.80%   15.44% to   15.95%
December 31, 2011   3,495 $0.80450 to  $ 1.73216 $ 5,368   1.57%    1.35%  to   1.80%   -8.62% to   -8.21%
December 31, 2010   4,002 $0.87862 to  $ 1.88807 $ 6,685   1.58%    1.35%  to   1.80%   10.75% to   11.24%
December 31, 2009   4,460 $0.79182 to  $ 1.69810 $ 6,679   2.91%    1.35%  to   1.80%   29.07% to   29.63%

                                             PRUDENTIAL JENNISON PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013  10,176 $1.12499 to  $ 3.24547 $28,558   0.00%    1.35%  to   1.80%   35.22% to   35.83%
December 31, 2012  11,491 $0.83026 to  $ 2.39067 $23,688   0.16%    1.35%  to   1.80%   14.12% to   14.63%
December 31, 2011  13,279 $0.72609 to  $ 2.08665 $23,576   0.30%    1.35%  to   1.80%   -1.46% to   -1.03%
December 31, 2010  15,574 $0.73544 to  $ 2.10942 $27,512   0.44%    1.35%  to   1.80%    9.97% to   10.46%
December 31, 2009  16,183 $0.66747 to  $ 1.91072 $26,409   0.68%    1.35%  to   1.80%   40.50% to   41.12%

                                    PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   1,263 $3.33520 to  $ 4.28706 $ 5,374   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   1,448 $2.40521 to  $ 3.08419 $ 4,435   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   1,672 $2.10724 to  $ 2.69556 $ 4,476   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   1,832 $2.13000 to  $ 2.71805 $ 4,950   0.83%    1.35%  to   1.65%   23.89% to   24.25%
December 31, 2009   2,118 $1.71932 to  $ 2.18866 $ 4,611   1.86%    1.35%  to   1.65%   23.15% to   23.51%

                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   1,222 $1.26707 to  $ 1.66761 $ 2,039   0.86%    1.35%  to   1.40%   12.48% to   12.54%
December 31, 2012   1,240 $1.08327 to  $ 1.48263 $ 1,838   1.28%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011   1,305 $0.92976 to  $ 1.26936 $ 1,655   1.44%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010   1,532 $1.08424 to  $ 1.47671 $ 2,254   0.90%    1.35%  to   1.65%   12.60% to   12.92%
December 31, 2009   1,706 $1.30828 to  $ 1.30828 $ 2,232   2.70%    1.40%  to   1.40%   50.29% to   50.37%

                                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2013   2,490 $1.97830 to  $ 3.08233 $ 7,606   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012   2,698 $1.55020 to  $ 2.40943 $ 6,445   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011   3,092 $1.34518 to  $ 2.08566 $ 6,387   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010   3,462 $1.37716 to  $ 2.13003 $ 7,300   1.89%    1.35%  to   1.65%   13.16% to   13.49%
December 31, 2009   3,901 $1.21705 to  $ 1.87780 $ 7,273   2.00%    1.35%  to   1.65%   23.55% to   23.93%

                                             INVESCO V.I. CORE EQUITY FUND
                   ------------------------------------------------------------------------------------
December 31, 2013   4,046 $1.33567 to  $ 2.55624 $10,328   1.39%    1.40%  to   1.65%   27.15% to   27.46%
December 31, 2012   4,531 $1.05048 to  $ 2.00552 $ 9,075   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011   5,089 $0.93773 to  $ 1.78573 $ 9,075   0.95%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010   5,771 $0.95379 to  $ 1.81190 $10,423   0.96%    1.35%  to   1.65%    7.77% to    8.09%
December 31, 2009   6,508 $0.88500 to  $ 1.67706 $10,854   1.83%    1.35%  to   1.65%   26.20% to   26.61%

                                  JANUS ASPEN JANUS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013   2,492 $1.09299 to  $ 2.28537 $ 5,677   0.77%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012   2,873 $0.85244 to  $ 1.77801 $ 5,085   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011   3,289 $0.73068 to  $ 1.52032 $ 4,977   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010   3,767 $0.78421 to  $ 1.62786 $ 6,073   1.09%    1.35%  to   1.65%   12.67% to   12.99%
December 31, 2009   4,393 $0.69604 to  $ 1.44140 $ 6,265   0.54%    1.35%  to   1.65%   34.14% to   34.54%

                                JANUS ASPEN OVERSEAS PORTFOLIO -- INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2013   2,206 $2.12113 to  $ 3.84746 $ 8,387   3.15%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012   2,538 $1.88205 to  $ 3.40535 $ 8,556   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011   2,904 $1.68615 to  $ 3.04341 $ 8,735   0.46%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010   3,325 $2.52677 to  $ 4.54962 $14,939   0.68%    1.35%  to   1.65%   23.28% to   23.64%
December 31, 2009   3,937 $2.04970 to  $ 3.68158 $14,332   0.56%    1.35%  to   1.65%   76.64% to   77.17%

                                      A63

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST    (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ---------------------  ------- ---------- -----------------  ----------------
                                       MFS(R) RESEARCH SERIES -- INITIAL CLASS
                   ----------------------------------------------------------------------------------
December 31, 2013    744  $2.45201 to  $ 2.45201 $ 1,824   0.32%    1.40%  to   1.40%  30.46% to  30.46%
December 31, 2012    852  $1.87950 to  $ 1.87950 $ 1,601   0.79%    1.40%  to   1.40%  15.65% to  15.65%
December 31, 2011    990  $1.62522 to  $ 1.62522 $ 1,609   0.86%    1.40%  to   1.40%  -1.82% to  -1.82%
December 31, 2010  1,149  $1.65543 to  $ 1.65543 $ 1,902   0.93%    1.40%  to   1.40%  14.29% to  14.29%
December 31, 2009  1,248  $1.44843 to  $ 1.44843 $ 1,808   1.45%    1.40%  to   1.40%  28.75% to  28.75%

                                        MFS(R) GROWTH SERIES -- INITIAL CLASS
                   ----------------------------------------------------------------------------------
December 31, 2013  2,769  $1.37938 to  $ 2.58719 $ 7,154   0.23%    1.35%  to   1.65%  34.63% to  35.03%
December 31, 2012  3,081  $1.02455 to  $ 1.91698 $ 5,898   0.00%    1.35%  to   1.65%  15.47% to  15.81%
December 31, 2011  3,507  $0.88728 to  $ 1.65595 $ 5,790   0.19%    1.35%  to   1.65%  -1.95% to  -1.65%
December 31, 2010  3,975  $0.90488 to  $ 1.68460 $ 6,677   0.12%    1.35%  to   1.65%  13.46% to  13.80%
December 31, 2009  4,435  $0.79756 to  $ 1.48114 $ 6,551   0.32%    1.35%  to   1.65%  35.43% to  35.83%

                                                    VP VALUE FUND
                   ----------------------------------------------------------------------------------
December 31, 2013    904  $2.38831 to  $ 2.90895 $ 2,611   1.63%    1.35%  to   1.65%  29.59% to  29.97%
December 31, 2012  1,041  $1.84301 to  $ 2.23925 $ 2,318   1.91%    1.35%  to   1.65%  12.71% to  13.05%
December 31, 2011  1,221  $1.63512 to  $ 1.98177 $ 2,408   2.02%    1.35%  to   1.65%  -0.62% to  -0.33%
December 31, 2010  1,337  $1.64535 to  $ 1.98934 $ 2,649   2.20%    1.35%  to   1.65%  11.58% to  11.91%
December 31, 2009  1,481  $1.47454 to  $ 1.77852 $ 2,621   5.79%    1.35%  to   1.65%  17.92% to  18.27%

                           FTVIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2
                   ----------------------------------------------------------------------------------
December 31, 2013  1,311  $1.51967 to  $ 2.64465 $ 3,445   0.00%    1.35%  to   1.65%  35.92% to  36.31%
December 31, 2012  1,402  $1.11808 to  $ 1.94109 $ 2,703   0.00%    1.35%  to   1.65%   9.04% to   9.37%
December 31, 2011  1,511  $1.02535 to  $ 1.77574 $ 2,657   0.00%    1.35%  to   1.65%  -6.37% to  -6.09%
December 31, 2010  1,608  $1.09508 to  $ 1.89197 $ 3,000   0.00%    1.35%  to   1.65%  25.55% to  25.93%
December 31, 2009  1,702  $0.87224 to  $ 1.50320 $ 2,523   0.00%    1.35%  to   1.65%  41.25% to  41.68%

                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  1,917  $2.17940 to  $ 2.32560 $ 4,450   0.00%    1.35%  to   1.65%  27.77% to  28.15%
December 31, 2012  2,215  $1.70567 to  $ 1.81563 $ 4,016   0.00%    1.35%  to   1.65%   9.23% to   9.55%
December 31, 2011  2,433  $1.56151 to  $ 1.65810 $ 4,027   0.08%    1.35%  to   1.65%  -5.72% to  -5.44%
December 31, 2010  2,744  $1.65622 to  $ 1.75443 $ 4,807   0.00%    1.35%  to   1.65%   6.08% to   6.40%
December 31, 2009  2,995  $1.56131 to  $ 1.64969 $ 4,934   0.49%    1.35%  to   1.65%  55.28% to  55.73%

                                                DAVIS VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  1,528  $1.52155 to  $ 1.53200 $ 2,326   0.81%    1.35%  to   1.40%  31.59% to  31.65%
December 31, 2012  1,843  $1.12101 to  $ 1.16370 $ 2,131   1.62%    1.35%  to   1.65%  11.23% to  11.57%
December 31, 2011  2,104  $1.00779 to  $ 1.04304 $ 2,181   0.81%    1.35%  to   1.65%  -5.73% to  -5.45%
December 31, 2010  2,278  $1.06904 to  $ 1.10314 $ 2,499   1.31%    1.35%  to   1.65%  10.93% to  11.25%
December 31, 2009  2,563  $0.96368 to  $ 0.99157 $ 2,528   0.88%    1.35%  to   1.65%  29.03% to  29.41%

                                ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO CLASS B
                   ----------------------------------------------------------------------------------
December 31, 2013    731  $0.92016 to  $ 0.92016 $   672   0.00%    1.40%  to   1.40%  35.09% to  35.09%
December 31, 2012    671  $0.66012 to  $ 0.68115 $   457   0.03%    1.40%  to   1.65%  14.23% to  14.52%
December 31, 2011    785  $0.57787 to  $ 0.59481 $   467   0.09%    1.40%  to   1.65%  -4.83% to  -4.61%
December 31, 2010    795  $0.60717 to  $ 0.62731 $   495   0.27%    1.35%  to   1.65%   8.05% to   8.37%
December 31, 2009    852  $0.56193 to  $ 0.57885 $   490   0.00%    1.35%  to   1.65%  34.87% to  35.31%

                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   ----------------------------------------------------------------------------------
December 31, 2013  3,977  $2.11323 to  $ 2.78722 $10,545   0.00%    1.35%  to   1.80%  35.02% to  35.61%
December 31, 2012  4,682  $1.56511 to  $12.71248 $ 9,189   0.46%    1.35%  to   2.35%  13.39% to  14.51%
December 31, 2011  5,636  $1.37284 to  $ 1.79660 $ 9,694   0.66%    1.35%  to   1.80%  -4.49% to  -4.06%
December 31, 2010  7,783  $1.43734 to  $ 1.87355 $14,070   0.65%    1.35%  to   1.80%  24.03% to  24.59%
December 31, 2009  8,611  $1.15887 to  $ 1.50448 $12,502   1.50%    1.35%  to   1.80%  28.50% to  29.05%

                                    JANUS ASPEN JANUS PORTFOLIO -- SERVICE SHARES
                   ----------------------------------------------------------------------------------
December 31, 2013    308  $0.91682 to  $ 2.03533 $   451   0.65%    1.40%  to   1.75%  27.76% to  28.20%
December 31, 2012    354  $0.71657 to  $ 1.58757 $   389   0.42%    1.40%  to   1.75%  16.24% to  16.65%
December 31, 2011    428  $0.61555 to  $ 1.36100 $   423   0.40%    1.40%  to   1.75%  -7.16% to  -6.84%
December 31, 2010    679  $0.66210 to  $ 1.46090 $   668   0.37%    1.40%  to   1.75%  12.30% to  12.68%
December 31, 2009    566  $0.58877 to  $ 1.29652 $   533   0.38%    1.40%  to   1.75%  33.67% to  34.14%

                                      A64

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                 PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,313 $ 1.65032 to  $ 3.63925 $  9,283   0.00%    1.35%  to   1.80%   26.20% to   26.76%
December 31, 2012   3,842 $ 1.30516 to  $ 2.87251 $  8,479   0.41%    1.35%  to   1.80%   14.81% to   15.32%
December 31, 2011   4,764 $ 1.13467 to  $ 2.49218 $  9,168   0.59%    1.35%  to   1.80%    0.42% to    0.86%
December 31, 2010   5,712 $ 1.12786 to  $ 2.47225 $ 10,859   0.40%    1.35%  to   1.80%   18.30% to   18.82%
December 31, 2009   3,805 $ 0.95142 to  $ 2.08159 $  6,160   0.74%    1.35%  to   1.80%   39.39% to   40.00%

                                      PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,570 $ 0.90445 to  $ 2.22017 $  2,576   0.00%    1.35%  to   1.80%   16.78% to   17.29%
December 31, 2012   1,851 $ 0.77310 to  $ 1.89389 $  2,642   0.65%    1.35%  to   1.80%   20.23% to   20.77%
December 31, 2011   2,217 $ 0.64172 to  $ 1.56912 $  2,650   1.29%    1.35%  to   1.80%  -16.42% to  -16.04%
December 31, 2010   2,753 $ 0.76618 to  $ 1.86993 $  3,873   1.53%    1.40%  to   1.80%   11.98% to   12.44%
December 31, 2009   2,842 $ 0.68282 to  $ 1.66303 $  3,568   2.18%    1.40%  to   1.80%   34.72% to   35.26%

                                       PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,220 $ 1.26933 to  $ 2.15874 $  2,222   0.00%    1.40%  to   1.75%   18.03% to   18.43%
December 31, 2012   1,533 $ 1.07395 to  $ 1.82277 $  2,374   2.70%    1.40%  to   1.75%   14.91% to   15.31%
December 31, 2011   1,944 $ 0.93318 to  $ 1.58079 $  2,638   2.42%    1.40%  to   1.75%  -14.59% to  -14.29%
December 31, 2010   2,288 $ 1.09095 to  $ 1.84445 $  3,609   2.19%    1.40%  to   1.80%    8.85% to    9.28%
December 31, 2009   2,567 $ 1.00020 to  $ 1.68786 $  3,658   3.13%    1.40%  to   1.80%   30.01% to   30.52%

                                       AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,474 $12.05440 to  $19.27594 $ 21,850   0.00%    0.85%  to   2.45%   25.90% to   32.41%
December 31, 2012   1,313 $ 9.11684 to  $14.71569 $ 14,804   1.02%    0.85%  to   2.45%   16.73% to   18.65%
December 31, 2011     907 $ 7.84754 to  $12.53734 $  8,531   1.07%    0.85%  to   2.45%  -15.50% to   -6.59%
December 31, 2010     722 $ 8.41375 to  $13.52811 $  7,184   1.22%    1.15%  to   2.45%    7.31% to   11.60%
December 31, 2009     254 $ 7.55020 to  $12.21751 $  2,033   2.52%    1.15%  to   2.05%   16.79% to   20.67%

                                  AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  15,988 $11.05013 to  $15.76382 $201,708   0.00%    0.55%  to   2.85%   11.14% to   13.77%
December 31, 2012  14,549 $10.68267 to  $14.04822 $163,822   1.95%    0.55%  to   2.85%    7.97% to   10.53%
December 31, 2011  10,204 $ 9.73713 to  $12.88722 $105,294   1.58%    0.55%  to   2.85%   -6.13% to   -3.91%
December 31, 2010   7,045 $ 9.72815 to  $13.59785 $ 76,431   0.54%    0.55%  to   2.85%    7.06% to   10.54%
December 31, 2009   1,392 $ 9.24887 to  $12.39836 $ 13,894   1.08%    1.15%  to   2.55%   22.51% to   26.21%

                                           AST COHEN & STEERS REALTY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,427 $ 9.68396 to  $21.94358 $ 20,164   0.00%    0.55%  to   2.85%   -1.36% to    2.57%
December 31, 2012   1,351 $10.07765 to  $21.69183 $ 18,830   1.30%    0.55%  to   2.85%   12.06% to   14.71%
December 31, 2011     780 $ 9.38275 to  $19.17281 $  9,555   0.73%    0.85%  to   2.85%   -6.17% to    5.38%
December 31, 2010     542 $ 8.36127 to  $18.33755 $  6,254   1.23%    1.00%  to   2.85%   17.47% to   27.42%
December 31, 2009     149 $ 7.87308 to  $14.52687 $  1,281   2.78%    1.15%  to   2.10%   29.15% to   51.09%

                                    AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  13,920 $10.76626 to  $14.34386 $173,481   0.00%    0.55%  to   2.85%    7.87% to   10.42%
December 31, 2012  12,551 $11.00927 to  $13.12718 $144,462   1.46%    0.55%  to   2.85%    7.56% to   10.11%
December 31, 2011   8,024 $10.15261 to  $12.08786 $ 85,179   0.89%    0.55%  to   2.85%   -2.62% to   -0.32%
December 31, 2010   6,294 $10.26045 to  $12.29454 $ 68,277   0.36%    0.55%  to   2.85%    4.70% to    7.11%
December 31, 2009   2,802 $ 9.68501 to  $11.67943 $ 29,570   0.83%    1.15%  to   2.50%   15.87% to   20.87%

                                          AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,021 $12.16608 to  $20.19327 $ 15,533   0.00%    0.55%  to   2.85%   25.84% to   33.89%
December 31, 2012   1,194 $ 9.12709 to  $15.29152 $ 13,690   1.06%    0.55%  to   2.85%   10.16% to   12.78%
December 31, 2011     596 $ 8.45207 to  $13.74775 $  6,050   0.76%    0.55%  to   2.85%  -10.70% to   -1.04%
December 31, 2010     369 $ 8.25078 to  $14.08474 $  3,786   0.98%    1.00%  to   2.85%    6.06% to   11.33%
December 31, 2009     113 $ 7.82812 to  $12.77034 $    939   0.79%    1.15%  to   2.10%   15.83% to   26.46%

                                                AST HIGH YIELD PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,971 $10.42183 to  $16.57675 $ 25,820   0.00%    0.55%  to   2.85%    4.10% to    6.59%
December 31, 2012   1,737 $11.01858 to  $15.76773 $ 21,591   5.83%    0.85%  to   2.85%   10.62% to   12.91%
December 31, 2011   1,020 $10.70991 to  $14.11698 $ 11,410   6.50%    1.15%  to   2.85%    0.24% to    2.00%
December 31, 2010     812 $10.68442 to  $13.94919 $  9,044   3.48%    1.00%  to   2.85%    7.02% to   12.38%
December 31, 2009     295 $ 9.93381 to  $12.52966 $  3,095   4.14%    1.15%  to   2.50%   25.08% to   34.28%

                                      A65

                               AT YEAR ENDED                             FOR YEAR ENDED
                   -------------------------------------  -----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  ------------------
                                       AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,194  $12.91409 to  $23.42720 $19,715   0.00%    0.55%  to   2.85%   33.40% to   40.04%
December 31, 2012  1,223  $ 9.51449 to  $16.96161 $14,554   0.00%    0.55%  to   2.85%   16.65% to   19.41%
December 31, 2011    859  $ 8.63723 to  $14.40189 $ 8,662   0.47%    1.00%  to   2.85%  -15.59% to  -13.97%
December 31, 2010    423  $10.11934 to  $16.89809 $ 4,990   0.03%    1.00%  to   2.85%   21.04% to   31.23%
December 31, 2009    140  $ 7.77201 to  $12.99734 $ 1,164   0.15%    1.15%  to   2.10%   29.87% to   31.41%

                                              AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    796  $12.06993 to  $22.94256 $12,997   0.00%    0.55%  to   2.85%   23.34% to   31.69%
December 31, 2012    778  $11.65476 to  $17.66406 $ 9,840   0.44%    0.55%  to   2.85%   15.03% to   17.76%
December 31, 2011    550  $10.02005 to  $15.20886 $ 5,953   0.69%    1.15%  to   2.85%   -6.20% to   -4.55%
December 31, 2010    481  $10.56476 to  $16.05923 $ 5,460   0.39%    1.15%  to   2.85%   14.32% to   22.20%
December 31, 2009    135  $ 8.70075 to  $13.24524 $ 1,225   1.57%    1.15%  to   2.15%   32.64% to   37.31%

                                             AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    738  $12.47438 to  $23.06551 $12,107   0.00%    0.55%  to   2.85%   27.51% to   36.64%
December 31, 2012    727  $10.03524 to  $17.11423 $ 8,844   0.41%    0.55%  to   2.85%   14.79% to   17.51%
December 31, 2011    522  $ 9.54341 to  $14.76666 $ 5,461   0.63%    0.55%  to   2.85%   -8.65% to   -6.49%
December 31, 2010    464  $10.30053 to  $16.01106 $ 5,239   0.35%    1.00%  to   2.85%   14.25% to   24.75%
December 31, 2009    180  $ 8.34836 to  $10.20589 $ 1,610   1.65%    1.15%  to   2.15%   24.33% to   25.56%

                                    AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,359  $12.10233 to  $19.58170 $20,907   0.00%    0.55%  to   2.70%   22.97% to   29.03%
December 31, 2012  1,313  $11.66838 to  $15.38733 $15,908   0.23%    0.55%  to   2.70%   16.53% to   19.11%
December 31, 2011    872  $10.01355 to  $13.09897 $ 8,999   0.16%    1.15%  to   2.70%   -6.55% to   -5.05%
December 31, 2010    825  $10.70162 to  $13.90429 $ 9,069   0.07%    1.15%  to   2.70%    6.96% to    9.03%
December 31, 2009    376  $ 9.87807 to  $12.85313 $ 3,872   0.00%    1.15%  to   2.55%   27.43% to   47.70%

                                       AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,871  $12.28300 to  $22.97023 $31,747   0.00%    0.55%  to   2.85%   25.09% to   31.46%
December 31, 2012  1,659  $10.46013 to  $17.71525 $21,761   0.00%    0.55%  to   2.50%   16.68% to   18.96%
December 31, 2011  1,008  $10.76129 to  $15.09953 $11,359   0.00%    0.55%  to   2.50%   -5.35% to   -3.51%
December 31, 2010    934  $11.36976 to  $15.86600 $11,177   0.00%    1.00%  to   2.50%   13.48% to   18.64%
December 31, 2009    352  $10.37465 to  $13.49906 $ 3,793   0.00%    1.15%  to   2.50%   34.19% to   55.61%

                                             AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  1,823  $11.48738 to  $20.91410 $26,788   0.00%    0.85%  to   2.85%   31.12% to   38.67%
December 31, 2012  1,417  $ 8.29561 to  $15.24503 $14,775   3.11%    0.85%  to   2.45%   14.02% to   15.89%
December 31, 2011    841  $ 7.39857 to  $13.29726 $ 7,377   1.30%    0.85%  to   2.45%  -10.31% to   -5.27%
December 31, 2010    748  $ 7.86044 to  $14.14819 $ 6,727   0.97%    1.15%  to   2.45%    5.87% to   11.87%
December 31, 2009    629  $ 7.07131 to  $12.74667 $ 4,841   2.80%    1.15%  to   1.95%   17.21% to   26.67%

                                      AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  3,207  $ 9.71214 to  $14.52525 $37,729   0.00%    0.55%  to   2.85%   -4.79% to   -2.54%
December 31, 2012  3,353  $10.94845 to  $15.11073 $41,194   1.11%    0.55%  to   2.85%    2.91% to    5.35%
December 31, 2011  1,576  $10.42419 to  $14.54337 $18,985   1.50%    0.85%  to   2.85%    4.25% to    8.92%
December 31, 2010    612  $10.74306 to  $13.45763 $ 7,233   6.06%    1.15%  to   2.85%    7.56% to   12.13%
December 31, 2009    348  $10.30711 to  $12.09710 $ 3,865   7.45%    1.15%  to   2.00%   20.56% to   33.07%

                                      AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  2,199  $12.76835 to  $21.44225 $34,850   0.00%    0.85%  to   2.85%   30.12% to   35.45%
December 31, 2012  2,543  $10.10909 to  $16.00178 $30,012   0.37%    0.85%  to   2.85%    9.06% to   11.31%
December 31, 2011  1,718  $ 9.08180 to  $14.53184 $18,293   0.32%    0.85%  to   2.85%   -8.96% to   -1.89%
December 31, 2010  1,534  $ 9.48403 to  $14.95140 $16,557   0.54%    1.15%  to   2.85%   12.33% to   18.39%
December 31, 2009    614  $ 8.02264 to  $12.72864 $ 5,313   0.77%    1.15%  to   2.15%   27.03% to   28.28%

                                                AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013    920  $12.75859 to  $20.20752 $14,885   0.00%    0.55%  to   2.85%   29.91% to   35.95%
December 31, 2012    894  $10.71705 to  $15.06982 $10,768   0.00%    0.55%  to   2.85%   13.74% to   16.44%
December 31, 2011    456  $ 9.23171 to  $13.12223 $ 4,780   0.38%    0.55%  to   2.45%   -7.50% to   -1.14%
December 31, 2010    382  $ 9.93078 to  $13.45761 $ 4,081   0.10%    1.15%  to   2.45%    8.30% to   11.50%
December 31, 2009    138  $ 8.96358 to  $12.16473 $ 1,297   0.15%    1.15%  to   2.10%   21.30% to   23.13%

                                      A66

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,420 $12.35736 to  $22.34107 $ 23,893   0.00%    0.55%  to   2.85%   25.73% to   31.88%
December 31, 2012   1,511 $10.25722 to  $17.17555 $ 19,517   0.00%    0.55%  to   2.85%    9.17% to   11.77%
December 31, 2011     862 $ 9.20532 to  $15.58152 $ 10,193   0.00%    0.55%  to   2.70%   -7.23% to    1.13%
December 31, 2010     694 $10.47140 to  $15.62143 $  8,235   0.00%    1.00%  to   2.70%   19.02% to   27.40%
December 31, 2009     181 $ 8.24353 to  $12.37664 $  1,685   0.00%    1.15%  to   2.15%   24.05% to   28.31%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,439 $12.86338 to  $25.44872 $ 24,541   0.00%    0.55%  to   2.85%   31.13% to   41.23%
December 31, 2012   1,289 $10.77542 to  $18.27003 $ 15,762   0.94%    1.00%  to   2.85%   13.78% to   15.97%
December 31, 2011     817 $ 9.36543 to  $15.90297 $  8,617   0.95%    1.15%  to   2.85%   -5.26% to   -3.59%
December 31, 2010     659 $ 9.77667 to  $16.62562 $  7,138   0.89%    1.15%  to   2.70%   11.77% to   22.03%
December 31, 2009     252 $ 8.06289 to  $13.73161 $  2,160   1.69%    1.15%  to   2.00%   35.54% to   39.05%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,729 $ 9.60905 to  $12.20183 $ 18,000   0.00%    0.55%  to   2.85%   -4.96% to   -2.71%
December 31, 2012   1,961 $10.11087 to  $12.61643 $ 21,292   1.30%    0.55%  to   2.85%    1.71% to    4.12%
December 31, 2011   1,419 $ 9.94129 to  $12.18917 $ 15,100   0.94%    1.00%  to   2.85%   -0.66% to    1.24%
December 31, 2010   1,124 $10.00728 to  $12.07057 $ 12,054   1.91%    1.15%  to   2.85%    0.00% to    2.72%
December 31, 2009     419 $10.49444 to  $11.78015 $  4,866   4.82%    1.15%  to   2.10%    5.04% to    9.19%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,936 $11.28190 to  $20.25283 $ 27,731   0.00%    0.55%  to   2.85%   22.05% to   28.97%
December 31, 2012   1,858 $ 9.00517 to  $15.92130 $ 20,789   0.17%    0.55%  to   2.85%   13.90% to   16.61%
December 31, 2011     750 $ 7.81876 to  $13.84402 $  7,094   1.17%    0.85%  to   2.85%  -10.17% to   -2.76%
December 31, 2010     718 $ 8.09199 to  $14.34884 $  6,844   1.08%    1.15%  to   2.85%    4.77% to   11.96%
December 31, 2009     291 $ 7.27422 to  $12.91774 $  2,229   3.24%    1.15%  to   2.15%   21.19% to   27.90%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     652 $12.26676 to  $22.22337 $ 10,686   0.00%    0.55%  to   2.45%   24.92% to   31.70%
December 31, 2012     567 $10.38147 to  $17.10866 $  7,120   0.71%    1.00%  to   2.45%   15.89% to   17.63%
December 31, 2011     294 $ 8.85664 to  $14.68191 $  3,025   0.76%    1.00%  to   2.85%    0.51% to    2.43%
December 31, 2010     231 $ 8.64622 to  $14.46757 $  2,243   0.58%    1.00%  to   2.85%    8.14% to   13.91%
December 31, 2009     125 $ 7.59041 to  $12.82018 $    982   1.80%    1.00%  to   1.95%   19.67% to   27.22%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   2,809 $ 9.02327 to  $15.67993 $ 32,012   0.00%    0.55%  to   2.70%   12.14% to   14.75%
December 31, 2012   2,964 $ 7.88745 to  $13.79902 $ 29,950   0.40%    0.85%  to   2.85%    0.66% to    2.74%
December 31, 2011   2,024 $ 7.67745 to  $13.57744 $ 20,366   0.61%    0.85%  to   2.85%  -22.38% to  -15.76%
December 31, 2010   1,711 $11.39318 to  $16.26883 $ 20,899   0.39%    1.00%  to   2.85%   15.56% to   19.26%
December 31, 2009     704 $ 9.76890 to  $13.76951 $  7,797   1.19%    1.15%  to   2.55%   33.15% to   47.95%

                                      AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  55,047 $11.16935 to  $16.97618 $752,863   0.00%    0.55%  to   2.85%   12.85% to   16.19%
December 31, 2012  45,662 $10.69535 to  $14.81356 $550,692   1.21%    0.55%  to   2.85%   10.26% to   12.87%
December 31, 2011  24,391 $ 9.50439 to  $13.30691 $264,165   1.11%    0.55%  to   2.85%   -4.90% to    1.42%
December 31, 2010  16,476 $10.44562 to  $13.30202 $178,780   0.79%    0.95%  to   2.85%    6.24% to   10.43%
December 31, 2009   4,962 $ 9.48714 to  $12.15888 $ 50,136   1.94%    1.15%  to   2.55%   20.65% to   22.97%

                                             AST MFS GLOBAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,354 $11.84660 to  $21.11684 $ 21,373   0.00%    0.55%  to   2.55%   20.29% to   26.93%
December 31, 2012   1,169 $10.68753 to  $16.86736 $ 14,767   1.03%    0.55%  to   2.55%   20.01% to   22.40%
December 31, 2011     738 $ 9.90992 to  $13.97222 $  7,786   0.50%    0.55%  to   2.55%   -5.54% to   -3.66%
December 31, 2010     600 $10.33903 to  $14.70491 $  6,737   0.40%    0.55%  to   2.55%    8.66% to   10.94%
December 31, 2009     157 $ 9.36927 to  $13.37974 $  1,625   1.58%    1.15%  to   2.55%   29.06% to   32.83%

                                     AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,941 $11.13965 to  $17.24255 $ 24,368   0.00%    0.55%  to   2.70%   12.25% to   14.73%
December 31, 2012   1,788 $ 9.83010 to  $15.23803 $ 19,759   1.65%    0.55%  to   2.70%   18.61% to   21.24%
December 31, 2011   1,314 $ 8.17393 to  $12.74350 $ 12,054   1.38%    0.55%  to   2.70%  -11.60% to   -9.65%
December 31, 2010   1,247 $ 9.19808 to  $14.30022 $ 12,690   0.94%    0.55%  to   2.70%    4.51% to    7.63%
December 31, 2009     446 $ 8.73715 to  $13.60349 $  4,142   3.19%    1.15%  to   2.55%   33.02% to   34.60%

                                      A67

                               AT YEAR ENDED                             FOR YEAR ENDED
                   --------------------------------------  ----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  -----------------
                                          AST TEMPLETON GLOBAL BOND PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013   1,540 $ 9.69586 to  $12.75701 $ 16,326   0.00%    0.55%  to   2.85%   -6.50% to  -3.21%
December 31, 2012   1,571 $10.32374 to  $13.40697 $ 17,671   2.33%    0.55%  to   2.85%    2.22% to   4.65%
December 31, 2011   1,035 $ 9.89515 to  $12.88781 $ 11,416   2.75%    0.85%  to   2.85%   -1.04% to   2.94%
December 31, 2010     830 $10.23639 to  $12.51967 $  9,083   2.31%    1.00%  to   2.85%    2.58% to   4.70%
December 31, 2009     245 $10.44910 to  $11.97584 $  2,848   7.36%    1.15%  to   2.15%    9.75% to  11.06%

                                   AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013   6,836 $11.11097 to  $17.50990 $ 78,530   0.00%    0.55%  to   2.70%   14.98% to  19.84%
December 31, 2012   4,100 $ 9.51705 to  $14.81394 $ 39,950   0.26%    0.55%  to   2.55%    8.24% to  10.40%
December 31, 2011   1,819 $ 8.69622 to  $13.60557 $ 16,415   0.27%    0.55%  to   2.55%  -12.00% to  -4.55%
December 31, 2010   1,007 $ 9.12442 to  $14.22692 $  9,779   0.47%    1.15%  to   2.55%   11.79% to  13.33%
December 31, 2009   1,080 $ 8.06289 to  $12.72682 $  9,291   1.01%    1.15%  to   2.55%   -0.05% to  26.97%

                                     AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  35,937 $11.61737 to  $17.60529 $491,952   0.00%    0.55%  to   2.85%   17.67% to  22.00%
December 31, 2012  29,648 $10.23320 to  $14.63036 $337,551   0.79%    0.55%  to   2.85%   10.48% to  13.10%
December 31, 2011  21,421 $ 9.07555 to  $13.11625 $216,804   0.51%    0.55%  to   2.85%   -9.16% to  -2.96%
December 31, 2010  20,678 $ 9.65397 to  $13.70422 $217,009   1.00%    0.95%  to   2.85%    7.78% to  12.25%
December 31, 2009  12,118 $ 8.62574 to  $12.32315 $112,363   1.89%    1.15%  to   2.55%   22.27% to  23.91%

                                   AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  32,209 $10.61030 to  $15.27338 $391,356   0.00%    0.55%  to   2.85%    6.84% to   9.37%
December 31, 2012  30,993 $10.16034 to  $14.15903 $348,773   0.98%    0.55%  to   2.85%    9.35% to  11.95%
December 31, 2011  24,615 $ 9.17759 to  $12.82397 $249,346   0.61%    0.55%  to   2.85%   -5.43% to  -3.20%
December 31, 2010  22,016 $ 9.28559 to  $13.43083 $232,089   0.84%    0.55%  to   2.85%    7.50% to  10.91%
December 31, 2009  14,229 $ 8.58144 to  $12.22943 $134,688   2.36%    0.95%  to   2.50%   21.32% to  23.19%

                                        AST BALANCED ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  50,339 $11.23550 to  $16.38146 $670,129   0.00%    0.55%  to   2.85%   13.49% to  17.00%
December 31, 2012  45,923 $10.33901 to  $14.19558 $532,182   0.91%    0.55%  to   2.85%    9.26% to  11.86%
December 31, 2011  33,653 $ 9.27105 to  $12.86748 $352,782   0.64%    0.55%  to   2.85%   -7.28% to  -1.76%
December 31, 2010  30,549 $ 9.68344 to  $13.27946 $330,206   0.76%    0.95%  to   2.85%    6.86% to  11.26%
December 31, 2009  17,628 $ 8.92139 to  $12.05401 $173,025   1.32%    0.95%  to   2.55%   -0.30% to  22.14%

                                      AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  38,187 $10.58368 to  $14.47848 $473,775   0.00%    0.55%  to   2.85%    6.10% to   8.61%
December 31, 2012  36,655 $10.51490 to  $13.51575 $426,840   1.09%    0.85%  to   2.85%    7.22% to   9.44%
December 31, 2011  24,615 $ 9.60825 to  $12.48452 $266,301   0.90%    0.85%  to   2.85%   -3.91% to   0.04%
December 31, 2010  18,568 $10.51978 to  $12.60207 $204,499   1.18%    0.95%  to   2.85%    5.32% to   9.48%
December 31, 2009   8,321 $ 9.68149 to  $11.61945 $ 87,353   1.01%    1.00%  to   2.50%   -0.26% to  18.91%

                                       AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  25,294 $10.97054 to  $16.29666 $324,399   0.00%    0.55%  to   2.85%   11.49% to  14.13%
December 31, 2012  21,670 $ 9.81278 to  $14.47747 $248,028   1.87%    0.85%  to   2.85%    7.48% to   9.69%
December 31, 2011  13,265 $ 9.10499 to  $13.34133 $138,313   1.76%    0.85%  to   2.85%   -6.65% to  -2.44%
December 31, 2010   9,357 $ 9.46532 to  $13.80890 $ 99,358   1.32%    0.95%  to   2.85%    9.61% to  13.06%
December 31, 2009   3,171 $ 8.51674 to  $12.30994 $ 28,154   3.78%    1.15%  to   2.65%   20.65% to  22.94%

                                       AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  23,646 $10.46525 to  $16.61628 $309,204   0.00%    0.55%  to   2.85%   13.69% to  16.38%
December 31, 2012  19,406 $ 9.17966 to  $14.47559 $222,116   1.26%    0.55%  to   2.85%    9.70% to  12.30%
December 31, 2011  11,105 $ 8.34511 to  $13.06962 $113,082   1.19%    0.55%  to   2.85%  -11.82% to  -6.73%
December 31, 2010   9,121 $ 8.66171 to  $14.20708 $ 97,680   0.81%    0.55%  to   2.85%   14.67% to  17.84%
December 31, 2009   3,465 $ 7.87730 to  $12.16947 $ 29,024   2.13%    1.00%  to   2.65%   21.40% to  24.79%

                                           AST ADVANCED STRATEGIES PORTFOLIO
                   -------------------------------------------------------------------------------------
December 31, 2013  40,149 $11.12429 to  $17.34521 $545,108   0.00%    0.55%  to   2.85%   12.52% to  15.92%
December 31, 2012  31,622 $10.48694 to  $15.17148 $379,954   1.27%    0.55%  to   2.85%   10.40% to  13.02%
December 31, 2011  17,019 $ 9.30664 to  $13.61010 $182,811   1.04%    0.55%  to   2.85%   -6.93% to  -0.44%
December 31, 2010  11,837 $10.05863 to  $13.85960 $129,172   0.87%    0.55%  to   2.85%    8.44% to  12.58%
December 31, 2009   3,810 $ 9.34808 to  $12.42655 $ 37,034   2.84%    1.00%  to   2.65%   22.94% to  24.95%

                                      A68

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,040 $13.54255 to  $23.51273 $ 53,672   0.00%    0.55%  to   2.85%   37.92% to   43.23%
December 31, 2012   2,773 $10.57497 to  $16.64347 $ 34,617   0.00%    0.55%  to   2.85%   14.23% to   16.94%
December 31, 2011   1,503 $10.28972 to  $14.43104 $ 16,199   0.00%    0.55%  to   2.85%   -4.49% to   -2.24%
December 31, 2010   1,233 $10.65531 to  $14.96577 $ 13,734   0.00%    0.55%  to   2.85%   10.89% to   14.49%
December 31, 2009     478 $ 9.36618 to  $13.17447 $  4,644   0.00%    1.15%  to   2.00%   31.92% to   51.63%

                                               AST MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,861 $ 8.90088 to  $10.20011 $ 17,661   0.00%    0.55%  to   2.85%   -2.85% to   -0.55%
December 31, 2012   2,056 $ 9.12800 to  $10.31714 $ 19,917   0.01%    0.85%  to   2.85%   -2.85% to   -0.85%
December 31, 2011   2,221 $ 9.36043 to  $10.43487 $ 21,882   0.02%    1.00%  to   2.85%   -2.82% to   -0.96%
December 31, 2010   1,274 $ 9.59652 to  $10.55197 $ 12,842   0.02%    1.15%  to   2.85%   -2.46% to   -1.02%
December 31, 2009     540 $ 9.83880 to  $10.67105 $  5,650   0.21%    1.15%  to   2.55%   -1.87% to   -0.90%

                                             AST SMALL-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,115 $12.40268 to  $24.92978 $ 19,844   0.00%    0.55%  to   2.85%   26.69% to   34.43%
December 31, 2012   1,036 $ 9.69125 to  $14.02211 $ 13,871   0.00%    0.55%  to   2.85%    8.97% to   11.56%
December 31, 2011     647 $11.19338 to  $12.39878 $  7,766   0.00%    1.15%  to   2.70%   -3.65% to   -2.10%
December 31, 2010     507 $11.54673 to  $12.68615 $  6,183   0.20%    1.15%  to   2.70%   25.91% to   34.87%
December 31, 2009     313 $ 8.64603 to  $ 8.96499 $  2,783   0.05%    1.15%  to   2.15%   31.09% to   32.39%

                                          AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  21,555 $ 9.69455 to  $14.04141 $242,502   0.00%    0.55%  to   2.85%   -4.63% to   -2.38%
December 31, 2012  21,225 $10.83456 to  $14.46865 $247,468   2.51%    0.55%  to   2.85%    6.20% to    8.72%
December 31, 2011  14,092 $ 9.99564 to  $13.38718 $154,438   1.86%    0.55%  to   2.85%   -0.04% to    2.61%
December 31, 2010  12,278 $10.27781 to  $13.12390 $134,467   1.50%    0.55%  to   2.85%    2.72% to    6.65%
December 31, 2009   5,519 $ 9.92693 to  $12.32370 $ 59,184   0.89%    1.15%  to   2.55%   -0.63% to   15.43%

                                            AST INTERNATIONAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     729 $10.31966 to  $16.44049 $  8,992   0.00%    0.85%  to   2.70%   16.24% to   18.45%
December 31, 2012     706 $ 8.75042 to  $14.02985 $  7,387   2.13%    1.15%  to   2.70%   13.52% to   15.35%
December 31, 2011     494 $ 7.59729 to  $12.25942 $  4,480   1.51%    1.15%  to   2.85%  -15.04% to  -13.54%
December 31, 2010     408 $ 8.80034 to  $14.29181 $  4,276   0.67%    1.15%  to   2.85%    7.95% to    9.82%
December 31, 2009     164 $ 8.02537 to  $13.11671 $  1,466   1.96%    1.15%  to   2.55%   27.75% to   29.64%

                                           AST INTERNATIONAL GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,396 $10.08092 to  $17.57026 $ 17,591   0.00%    0.85%  to   2.85%   15.66% to   18.04%
December 31, 2012   1,205 $ 8.57742 to  $15.04565 $ 12,832   0.99%    0.85%  to   2.85%   16.93% to   19.34%
December 31, 2011     784 $ 7.21877 to  $12.74401 $  7,164   0.71%    0.85%  to   2.85%  -18.51% to  -13.91%
December 31, 2010     593 $ 8.39779 to  $14.92060 $  6,331   0.26%    1.15%  to   2.85%   11.65% to   13.98%
December 31, 2009     160 $ 7.42983 to  $13.28533 $  1,308   1.40%    1.15%  to   2.10%   30.98% to   33.75%

                                              NVIT DEVELOPING MARKETS FUND
                   --------------------------------------------------------------------------------------
December 31, 2013      47 $14.51720 to  $15.02994 $    692   0.92%    1.40%  to   1.80%   -1.74% to   -1.35%
December 31, 2012      44 $14.77377 to  $15.23556 $    665   0.10%    1.40%  to   1.80%   14.71% to   15.17%
December 31, 2011      51 $12.87876 to  $13.22905 $    670   0.25%    1.40%  to   1.80%  -23.78% to  -23.48%
December 31, 2010     151 $16.89594 to  $17.28741 $  2,586   0.00%    1.40%  to   1.80%   14.09% to   14.54%
December 31, 2009     161 $14.80944 to  $15.09299 $  2,415   1.13%    1.40%  to   1.80%   59.36% to   59.99%

                                           AST INVESTMENT GRADE BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   3,598 $ 9.58248 to  $14.96161 $ 45,743   0.00%    0.55%  to   2.25%   -5.36% to   -3.72%
December 31, 2012  20,929 $11.79750 to  $15.63108 $272,251   1.38%    0.55%  to   2.25%    6.94% to    8.80%
December 31, 2011  56,740 $10.87605 to  $14.45223 $688,204   0.20%    0.55%  to   2.25%    8.68% to   11.82%
December 31, 2010     469 $10.57538 to  $13.00047 $  6,003   7.78%    0.95%  to   2.25%    5.69% to    9.55%
December 31, 2009   1,117 $11.72128 to  $11.86699 $ 13,151   1.36%    1.15%  to   1.80%    9.34% to   10.04%

                                       AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   4,456 $ 9.72854 to  $12.10414 $ 50,085   0.00%    0.55%  to   2.85%   -4.30% to   -2.03%
December 31, 2012   3,920 $11.03135 to  $12.52719 $ 45,582   3.20%    0.55%  to   2.85%    4.77% to    7.26%
December 31, 2011   2,628 $10.63550 to  $11.84188 $ 28,880   2.89%    0.55%  to   2.85%    3.01% to    5.44%
December 31, 2010   2,192 $10.32483 to  $11.38650 $ 23,213   1.26%    1.00%  to   2.85%    3.27% to    6.73%
December 31, 2009     555 $10.05881 to  $10.76877 $  5,704   2.74%    1.15%  to   2.15%    7.80% to   10.36%

                                      A69

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                                 AST BOND PORTFOLIO 2018
                   --------------------------------------------------------------------------------------
December 31, 2013   1,883 $11.25098 to  $13.29882 $ 21,676   0.00%    1.90%  to   2.85%   -5.90% to   -4.95%
December 31, 2012   1,799 $11.95683 to  $13.99125 $ 21,894   0.49%    1.90%  to   2.85%    2.70% to    3.74%
December 31, 2011   1,787 $11.64275 to  $13.48663 $ 21,049   0.16%    1.90%  to   2.85%   10.35% to   11.47%
December 31, 2010      18 $12.01294 to  $12.09943 $    211   0.93%    1.90%  to   2.15%    8.85% to    9.11%
December 31, 2009      30 $11.03670 to  $11.08899 $    332   0.33%    1.50%  to   2.15%   -8.03% to   -7.44%

                                               AST BOND PORTFOLIO 2019****
                   --------------------------------------------------------------------------------------
December 31, 2013     159 $11.30601 to  $13.03100 $  1,846   0.00%    1.90%  to   2.85%   -7.54% to   -6.64%
December 31, 2012     183 $12.22857 to  $13.98700 $  2,283   0.31%    1.90%  to   2.85%    2.84% to    3.85%
December 31, 2011       0 $13.49739 to  $13.62798 $      0   0.91%    1.90%  to   2.15%   13.54% to   13.81%
December 31, 2010       3 $11.88816 to  $12.18296 $     33   0.74%    1.30%  to   2.15%    9.02% to    9.93%
December 31, 2009      14 $10.90486 to  $11.08225 $    156   0.27%    1.30%  to   2.15%   -9.64% to   -8.88%

                                            AST GLOBAL REAL ESTATE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013     614 $10.08073 to  $19.50272 $  8,308   0.00%    0.85%  to   2.85%    1.37% to    3.46%
December 31, 2012     547 $10.79040 to  $19.05468 $  7,170   1.45%    1.00%  to   2.85%   23.19% to   25.55%
December 31, 2011     334 $ 8.72255 to  $15.32029 $  3,472   2.28%    1.15%  to   2.85%   -7.74% to   -6.12%
December 31, 2010     289 $ 9.41466 to  $16.44739 $  3,166   1.17%    1.15%  to   2.85%   14.96% to   18.83%
December 31, 2009      79 $ 8.02826 to  $13.95016 $    651   0.69%    1.15%  to   2.50%   31.80% to   41.49%

                                    AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   2,763 $ 8.85375 to  $15.79714 $ 28,800   0.00%    0.55%  to   2.85%   -2.63% to   -0.33%
December 31, 2012   2,458 $ 8.90982 to  $16.06935 $ 26,031   1.10%    0.55%  to   2.85%   14.56% to   17.28%
December 31, 2011   1,592 $ 7.61998 to  $13.89229 $ 14,499   0.94%    0.55%  to   2.85%  -23.87% to  -20.71%
December 31, 2010   1,468 $10.76214 to  $17.76396 $ 17,086   0.28%    1.15%  to   2.85%   16.62% to   20.88%
December 31, 2009     303 $ 9.02175 to  $14.81166 $  2,792   0.25%    1.15%  to   2.50%   47.32% to   64.95%

                                       AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013   1,579 $12.69230 to  $24.38308 $ 28,052   0.00%    0.55%  to   2.70%   29.72% to   38.05%
December 31, 2012   1,525 $10.52515 to  $17.90792 $ 19,892   0.48%    0.55%  to   2.70%   12.56% to   15.05%
December 31, 2011     959 $ 9.17568 to  $15.78149 $ 11,040   0.50%    0.55%  to   2.70%   -7.35% to    0.75%
December 31, 2010     791 $11.42102 to  $15.88201 $  9,197   0.35%    0.55%  to   2.70%   14.62% to   25.51%
December 31, 2009     188 $ 9.46659 to  $12.77276 $  1,808   0.58%    1.15%  to   2.15%   24.18% to   28.33%

                                         AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  18,974 $11.25123 to  $17.46806 $258,398   0.00%    0.55%  to   2.85%   13.73% to   17.41%
December 31, 2012  15,190 $ 9.90321 to  $15.08440 $179,781   0.45%    0.55%  to   2.85%   12.59% to   15.27%
December 31, 2011   7,911 $ 8.75838 to  $13.26883 $ 81,484   0.29%    0.55%  to   2.85%   -8.49% to   -2.93%
December 31, 2010   5,917 $ 9.19665 to  $13.85815 $ 62,348   0.24%    0.55%  to   2.85%    9.18% to   13.04%
December 31, 2009   1,375 $ 8.24406 to  $12.35611 $ 11,560   0.44%    1.15%  to   2.50%   22.92% to   25.66%

                                             AST RCM WORLD TRENDS PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  25,218 $10.83902 to  $15.07275 $310,506   0.00%    0.55%  to   2.85%    9.24% to   11.82%
December 31, 2012  21,004 $ 9.89825 to  $13.66670 $235,725   0.52%    0.55%  to   2.85%    7.13% to    9.68%
December 31, 2011  11,121 $ 9.20021 to  $12.63456 $114,175   0.40%    0.55%  to   2.85%   -6.86% to   -2.36%
December 31, 2010   7,792 $ 9.60436 to  $13.11882 $ 81,960   0.42%    0.95%  to   2.85%    7.21% to   10.65%
December 31, 2009   1,753 $ 8.79604 to  $11.95029 $ 15,710   0.29%    1.15%  to   2.50%   19.03% to   21.99%

                                        AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  12,110 $11.18390 to  $16.96442 $161,361   0.00%    0.55%  to   2.85%   12.87% to   15.64%
December 31, 2012   9,458 $10.49066 to  $14.87346 $111,417   0.43%    0.55%  to   2.85%   10.34% to   12.96%
December 31, 2011   4,964 $ 9.31537 to  $13.35045 $ 52,174   0.34%    0.55%  to   2.85%   -6.67% to   -1.12%
December 31, 2010   3,330 $ 9.76990 to  $13.68833 $ 35,436   0.23%    0.95%  to   2.85%    8.19% to   12.52%
December 31, 2009     810 $ 8.78979 to  $12.26108 $  7,410   0.23%    1.15%  to   2.40%   22.11% to   25.23%

                                         AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  14,493 $10.52772 to  $14.75766 $174,100   0.00%    0.55%  to   2.85%    6.36% to    9.22%
December 31, 2012  12,412 $10.28497 to  $13.69989 $139,813   0.56%    0.55%  to   2.85%    6.99% to    9.52%
December 31, 2011   8,325 $ 9.41906 to  $12.68275 $ 86,341   0.47%    0.55%  to   2.85%   -5.72% to   -1.05%
December 31, 2010   6,330 $ 9.95339 to  $12.99556 $ 66,678   0.38%    0.95%  to   2.85%    6.37% to   10.33%
December 31, 2009   2,050 $ 9.13296 to  $11.87199 $ 19,145   0.20%    1.15%  to   2.40%   18.43% to   22.22%

                                      A70

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2013  13,958 $11.38633 to  $16.60998 $188,038   0.00%    0.55%  to   2.85%   15.36% to   18.57%
December 31, 2012  10,344 $10.36964 to  $14.20334 $120,257   0.48%    0.55%  to   2.85%   10.39% to   13.01%
December 31, 2011   5,117 $ 9.32332 to  $12.74316 $ 53,097   0.22%    0.55%  to   2.85%   -5.25% to   -3.01%
December 31, 2010   3,298 $ 9.78877 to  $13.32052 $ 35,509   0.24%    0.55%  to   2.85%    8.04% to   12.26%
December 31, 2009     504 $ 8.84522 to  $11.98361 $  4,585   0.33%    0.95%  to   2.40%   18.39% to   20.09%

                                  PROFUND VP CONSUMER SERVICES (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      21 $18.72284 to  $20.07642 $    388   0.26%    0.55%  to   1.50%   37.80% to   39.10%
December 31, 2012      24 $13.58666 to  $13.58666 $    330   0.00%    1.50%  to   1.50%   20.29% to   20.29%
December 31, 2011      28 $11.29470 to  $11.29470 $    318   0.00%    1.50%  to   1.50%    3.94% to    3.94%
December 31, 2010      30 $10.86622 to  $10.86622 $    322   0.00%    1.50%  to   1.50%   19.60% to   19.60%
December 31, 2009      26 $ 9.08577 to  $ 9.08577 $    238   0.00%    1.50%  to   1.50%   28.87% to   28.87%

                              PROFUND VP CONSUMER GOODS PORTFOLIO (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      14 $15.49003 to  $15.49003 $    221   0.86%    1.50%  to   1.50%   26.55% to   26.55%
December 31, 2012      25 $12.23984 to  $12.23984 $    310   0.87%    1.50%  to   1.50%    9.22% to    9.22%
December 31, 2011      28 $11.20680 to  $11.20680 $    309   1.28%    1.50%  to   1.50%    5.37% to    5.37%
December 31, 2010      29 $10.63581 to  $10.63581 $    314   0.54%    1.50%  to   1.50%   15.63% to   15.63%
December 31, 2009      26 $ 9.19832 to  $ 9.19832 $    242   1.51%    1.50%  to   1.50%   19.77% to   19.77%

                                     PROFUND VP FINANCIALS (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      46 $ 8.58077 to  $ 8.87284 $    409   0.43%    1.50%  to   2.10%   29.36% to   30.13%
December 31, 2012      69 $ 6.63308 to  $ 6.81861 $    469   0.10%    1.50%  to   2.10%   22.16% to   22.88%
December 31, 2011      83 $ 5.42982 to  $ 5.54883 $    461   0.00%    1.50%  to   2.10%  -15.60% to  -15.10%
December 31, 2010      77 $ 6.53605 to  $ 6.53605 $    503   0.29%    1.50%  to   1.50%    9.29% to    9.29%
December 31, 2009      62 $ 5.98047 to  $ 5.98047 $    372   2.43%    1.50%  to   1.50%   13.31% to   13.31%

                                     PROFUND VP HEALTH CARE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      23 $16.64400 to  $17.20941 $    399   0.35%    1.50%  to   2.10%   36.88% to   37.69%
December 31, 2012      30 $12.15913 to  $12.49836 $    375   0.39%    1.50%  to   2.10%   14.98% to   15.67%
December 31, 2011      34 $10.57454 to  $10.80547 $    367   0.31%    1.50%  to   2.10%    7.85% to    8.49%
December 31, 2010      37 $ 9.96007 to  $ 9.96007 $    373   0.28%    1.50%  to   1.50%    1.32% to    1.32%
December 31, 2009      32 $ 9.82996 to  $ 9.82996 $    313   0.89%    1.50%  to   1.50%   17.79% to   17.79%

                                                 PROFUND VP INDUSTRIALS
                   --------------------------------------------------------------------------------------
December 31, 2013      19 $13.67512 to  $13.67512 $    255   0.55%    1.50%  to   1.50%   36.15% to   36.15%
December 31, 2012      31 $10.04439 to  $10.04439 $    315   0.26%    1.50%  to   1.50%   14.09% to   14.09%
December 31, 2011      33 $ 8.80429 to  $ 8.80429 $    289   0.28%    1.50%  to   1.50%   -3.23% to   -3.23%
December 31, 2010      40 $ 9.09853 to  $11.41249 $    364   0.23%    1.50%  to   1.55%   14.03% to   21.92%
December 31, 2009      41 $ 7.46270 to  $ 7.46270 $    304   1.28%    1.50%  to   1.50%   22.27% to   22.27%

                                   PROFUND VP MID-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013       6 $14.47394 to  $14.96601 $     90   0.00%    1.50%  to   2.10%   27.84% to   28.60%
December 31, 2012      10 $11.32177 to  $11.63796 $    119   0.00%    1.50%  to   2.10%   13.00% to   13.67%
December 31, 2011       9 $10.01888 to  $10.23808 $     87   0.00%    1.50%  to   2.10%   -4.89% to   -4.33%
December 31, 2010       8 $10.53374 to  $10.70104 $     89   0.00%    1.50%  to   2.10%   25.78% to   26.52%
December 31, 2009       7 $ 8.37491 to  $ 8.45797 $     62   0.00%    1.50%  to   2.10%   35.47% to   36.27%

                                    PROFUND VP MID-CAP VALUE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013       4 $14.01527 to  $14.01527 $     54   0.34%    1.50%  to   1.50%   30.21% to   30.21%
December 31, 2012       6 $10.76386 to  $10.76386 $     70   0.15%    1.50%  to   1.50%   14.84% to   14.84%
December 31, 2011       9 $ 9.37296 to  $ 9.44100 $     81   0.15%    1.30%  to   1.50%   -5.34% to   -5.16%
December 31, 2010       7 $ 9.90192 to  $ 9.90192 $     71   0.29%    1.50%  to   1.50%   18.67% to   18.67%
December 31, 2009      10 $ 8.34400 to  $ 8.34400 $     85   1.42%    1.50%  to   1.50%   28.94% to   28.94%

                                     PROFUND VP REAL ESTATE (AVAILABLE MAY 01, 2009)
                   --------------------------------------------------------------------------------------
December 31, 2013      14 $ 9.82468 to  $10.04669 $    144   1.36%    1.50%  to   1.90%   -1.77% to   -1.39%
December 31, 2012      14 $10.00220 to  $10.18798 $    144   2.57%    1.50%  to   1.90%   14.98% to   15.44%
December 31, 2011      12 $ 8.69881 to  $ 8.82559 $    110   0.00%    1.50%  to   1.90%    2.80% to    3.20%
December 31, 2010      16 $ 8.46186 to  $11.54906 $    133   3.89%    1.50%  to   1.90%   15.86% to   22.85%
December 31, 2009      18 $ 6.91515 to  $ 6.96107 $    122   3.45%    1.50%  to   1.90%   25.51% to   26.01%

                                      A71

                               AT YEAR ENDED                            FOR YEAR ENDED
                   -------------------------------------  ----------------------------------------------
                                                   NET    INVESTMENT
                   UNITS        UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------- ---------- -----------------  -----------------
                                 PROFUND VP SMALL-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     5   $16.05873 to  $18.52593 $    87    0.00%   0.55%  to   1.50%   38.35% to  39.65%
December 31, 2012     3   $11.60725 to  $11.60725 $    32    0.00%   1.50%  to   1.50%   10.82% to  10.82%
December 31, 2011     2   $10.47427 to  $10.55029 $    26    0.00%   1.30%  to   1.50%   -0.21% to  -0.02%
December 31, 2010     3   $10.49669 to  $10.49669 $    28    0.00%   1.50%  to   1.50%   23.87% to  23.87%
December 31, 2009     4   $ 8.47414 to  $ 8.47414 $    35    0.00%   1.50%  to   1.50%   24.31% to  24.31%

                                  PROFUND VP SMALL-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     1   $15.04112 to  $16.79752 $    15    0.22%   0.55%  to   1.50%   35.64% to  36.92%
December 31, 2012     2   $11.08892 to  $11.08892 $    20    0.00%   1.50%  to   1.50%   14.44% to  14.44%
December 31, 2011     2   $ 9.68994 to  $ 9.68994 $    19    0.00%   1.50%  to   1.50%   -5.52% to  -5.52%
December 31, 2010     2   $10.25585 to  $10.25585 $    25    0.10%   1.50%  to   1.50%   20.30% to  20.30%
December 31, 2009     2   $ 8.52534 to  $ 8.52534 $    20    0.41%   1.50%  to   1.50%   18.62% to  18.62%

                                PROFUND VP TELECOMMUNICATIONS (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013    16   $11.15492 to  $11.15492 $   174    2.94%   1.50%  to   1.50%   10.41% to  10.41%
December 31, 2012    24   $10.10290 to  $10.10290 $   247    4.12%   1.50%  to   1.50%   14.79% to  14.79%
December 31, 2011    29   $ 8.80105 to  $ 8.80105 $   255    2.96%   1.50%  to   1.50%    0.36% to   0.36%
December 31, 2010    28   $ 8.76916 to  $12.16509 $   245    2.84%   1.50%  to   1.55%   13.98% to  21.09%
December 31, 2009    29   $ 7.69379 to  $ 7.69379 $   221   11.48%   1.50%  to   1.50%    5.73% to   5.73%

                                     PROFUND VP UTILITIES (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013    18   $10.25797 to  $10.48966 $   184    2.59%   1.50%  to   1.90%   11.20% to  11.64%
December 31, 2012    23   $ 9.22480 to  $ 9.39609 $   212    2.71%   1.50%  to   1.90%   -1.73% to  -1.34%
December 31, 2011    27   $ 9.38722 to  $ 9.52393 $   259    2.51%   1.50%  to   1.90%   15.32% to  15.78%
December 31, 2010    30   $ 8.14003 to  $10.77660 $   244    2.49%   1.50%  to   1.90%    3.97% to   7.40%
December 31, 2009    23   $ 7.82890 to  $ 7.88054 $   181    6.24%   1.50%  to   1.90%    8.67% to   9.10%

                                 PROFUND VP LARGE-CAP GROWTH (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     3   $13.46336 to  $16.49009 $    48    0.39%   0.55%  to   2.10%   27.98% to  29.95%
December 31, 2012     5   $10.52001 to  $10.81361 $    49    0.07%   1.50%  to   2.10%   10.40% to  11.05%
December 31, 2011     4   $ 9.52935 to  $ 9.73772 $    37    0.00%   1.50%  to   2.10%    1.01% to   1.61%
December 31, 2010     5   $ 9.43387 to  $ 9.58358 $    46    0.07%   1.50%  to   2.10%   10.86% to  11.51%
December 31, 2009     8   $ 8.51005 to  $ 8.59420 $    65    0.00%   1.50%  to   2.10%   27.07% to  27.82%

                                  PROFUND VP LARGE-CAP VALUE (AVAILABLE MAY 01, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013     6   $11.63395 to  $11.63395 $    73    0.88%   1.50%  to   1.50%   27.97% to  27.97%
December 31, 2012     8   $ 9.09087 to  $ 9.09087 $    75    0.76%   1.50%  to   1.50%   13.71% to  13.71%
December 31, 2011    18   $ 7.99461 to  $ 7.99461 $   141    0.76%   1.50%  to   1.50%   -2.74% to  -2.74%
December 31, 2010    17   $ 8.21947 to  $ 8.21947 $   139    0.96%   1.50%  to   1.50%   11.23% to  11.23%
December 31, 2009    15   $ 7.38987 to  $ 7.38987 $   111    1.33%   1.50%  to   1.50%   17.70% to  17.70%

                              AST BOND PORTFOLIO 2020**** (AVAILABLE ON JANUARY 02, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   380   $10.61606 to  $11.87901 $ 4,467    0.00%   1.30%  to   2.85%   -9.18% to  -7.72%
December 31, 2012    11   $11.60016 to  $12.95314 $   135    0.58%   1.30%  to   2.55%    3.67% to   4.95%
December 31, 2011    66   $11.06416 to  $12.41953 $   746    1.13%   1.30%  to   2.55%   15.73% to  17.15%
December 31, 2010   331   $ 9.54633 to  $10.66744 $ 3,199    0.00%   1.30%  to   2.55%    6.10% to  10.41%
December 31, 2009     0   $ 0.00000 to  $ 0.00000 $     0    0.00%   1.30%  to   2.15%   -6.43% to  -5.91%

                        AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   694   $12.19594 to  $15.68669 $ 9,817    0.00%   0.55%  to   2.45%   24.20% to  30.71%
December 31, 2012   557   $ 9.54913 to  $12.07266 $ 6,101    0.42%   0.55%  to   2.45%   10.46% to  12.61%
December 31, 2011   339   $ 8.50545 to  $10.78439 $ 3,336    0.33%   0.55%  to   2.45%  -14.75% to  -6.39%
December 31, 2010   251   $10.51922 to  $11.58869 $ 2,684    0.02%   1.15%  to   2.45%    5.50% to  12.43%
December 31, 2009    11   $10.29877 to  $10.30741 $   109    0.00%   1.15%  to   1.80%    1.51% to   1.59%

                       AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE ON NOVEMBER 16, 2009)
                   ------------------------------------------------------------------------------------
December 31, 2013   879   $13.00723 to  $17.33075 $14,245    0.00%   0.55%  to   2.70%   32.55% to  35.74%
December 31, 2012   876   $10.54999 to  $12.84306 $10,610    0.00%   0.55%  to   2.70%   12.07% to  14.55%
December 31, 2011   435   $10.49190 to  $11.27814 $ 4,657    0.00%   0.55%  to   2.70%   -2.05% to   0.11%
December 31, 2010   193   $10.71155 to  $11.33263 $ 2,096    0.00%   1.15%  to   2.70%    7.43% to  10.05%
December 31, 2009     4   $10.29227 to  $10.29766 $    42    0.00%   1.15%  to   1.55%    2.06% to   2.11%

                                      A72

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                 AST BOND PORTFOLIO 2017 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,177 $11.05171 to  $11.46858 $ 13,346   0.00%    1.90%  to   2.85%   -4.85% to   -3.92%
December 31, 2012   1,847 $11.61498 to  $11.93630 $ 21,847   0.52%    1.90%  to   2.85%    2.12% to    3.12%
December 31, 2011   1,836 $11.37404 to  $11.57526 $ 21,132   0.04%    1.90%  to   2.85%    8.24% to    9.30%
December 31, 2010      19 $10.52124 to  $10.59081 $    205   0.00%    1.90%  to   2.70%    5.24% to    5.92%

                                 AST BOND PORTFOLIO 2021 (AVAILABLE ON JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013     732 $11.70587 to  $12.61919 $  8,756   0.00%    1.50%  to   2.85%   -9.65% to   -8.38%
December 31, 2012   2,129 $12.95637 to  $13.85470 $ 28,167   0.78%    1.30%  to   2.85%    3.75% to    5.42%
December 31, 2011   2,642 $12.48861 to  $13.14210 $ 33,532   0.06%    1.30%  to   2.85%   16.88% to   18.76%
December 31, 2010     396 $10.93130 to  $11.06626 $  4,359   0.00%    1.30%  to   2.55%    9.31% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013       3 $16.21604 to  $16.62307 $     52   0.95%    1.50%  to   1.75%   17.88% to   18.17%
December 31, 2012      16 $13.75687 to  $14.06753 $    220   1.65%    1.50%  to   1.75%   11.72% to   12.00%
December 31, 2011      17 $12.31349 to  $12.56056 $    206   0.63%    1.50%  to   1.75%  -14.29% to  -14.08%
December 31, 2010      17 $14.36608 to  $14.61842 $    242   0.00%    1.50%  to   1.75%   20.88% to   21.01%

                    WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013     107 $ 2.97767 to  $ 3.05971 $    318   0.32%    1.50%  to   1.75%   37.81% to   38.15%
December 31, 2012     169 $ 2.16078 to  $ 2.21481 $    365   0.00%    1.50%  to   1.75%   18.68% to   18.97%
December 31, 2011     179 $ 1.82068 to  $ 1.86164 $    326   0.00%    1.50%  to   1.75%   -6.99% to   -6.75%
December 31, 2010     188 $ 1.95742 to  $ 1.99650 $    368   0.00%    1.50%  to   1.75%   26.08% to   26.21%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE ON JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2013       5 $13.69207 to  $13.80927 $     65   0.95%    1.50%  to   1.75%   13.05% to   13.33%
December 31, 2012       5 $12.11133 to  $12.18494 $     63   1.15%    1.50%  to   1.75%   12.36% to   12.64%
December 31, 2011       6 $10.77879 to  $10.81752 $     61   0.89%    1.50%  to   1.75%   -8.65% to   -8.43%
December 31, 2010       6 $11.79975 to  $11.81311 $     71   0.00%    1.50%  to   1.75%   21.84% to   21.98%

                                 AST BOND PORTFOLIO 2022 (AVAILABLE ON JANUARY 3, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,150 $10.72225 to  $11.24906 $ 12,611   0.00%    1.30%  to   2.85%  -12.32% to  -10.90%
December 31, 2012   1,737 $12.22859 to  $12.62575 $ 21,559   0.03%    1.30%  to   2.85%    2.83% to    4.49%
December 31, 2011   1,302 $11.89255 to  $12.08351 $ 15,604   0.00%    1.30%  to   2.85%   18.93% to   20.84%

                            AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013      36 $11.59795 to  $12.03673 $    425   0.00%    1.30%  to   2.15%   17.54% to   20.81%
December 31, 2012       7 $ 9.88459 to  $ 9.96370 $     74   0.04%    1.30%  to   1.80%   11.15% to   11.69%

                         AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE ON APRIL 29, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013  10,680 $10.68726 to  $11.33041 $117,339   0.00%    0.55%  to   2.70%    7.86% to   10.24%
December 31, 2012   8,594 $ 9.95090 to  $10.27765 $ 86,714   0.46%    0.55%  to   2.45%    9.15% to   11.28%
December 31, 2011   4,835 $ 9.12583 to  $ 9.21697 $ 44,314   0.00%    0.85%  to   2.35%   -8.74% to   -7.82%

                    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND-CLASS 1 (AVAILABLE ON AUGUST 26, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013      11 $15.68076 to  $15.77168 $    175   0.40%    1.50%  to   1.75%   28.74% to   29.06%
December 31, 2012      17 $12.18018 to  $12.22072 $    210   0.54%    1.50%  to   1.75%   13.81% to   14.09%
December 31, 2011      25 $10.70255 to  $10.71170 $    268   0.00%    1.50%  to   1.75%    4.69% to    4.78%

                           AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013     751 $ 9.68326 to  $10.37327 $  7,694   0.00%    0.85%  to   2.50%   -4.70% to   -3.14%
December 31, 2012     643 $10.50845 to  $10.70984 $  6,835   0.17%    0.85%  to   2.50%    4.49% to    6.20%
December 31, 2011      36 $10.06003 to  $10.07683 $    360   0.00%    1.30%  to   2.25%    0.42% to    0.58%

                        AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE ON OCTOBER 31, 2011)
                   --------------------------------------------------------------------------------------
December 31, 2013     588 $ 9.66002 to  $10.10259 $  5,832   0.00%    0.85%  to   2.35%   -5.12% to   -3.66%
December 31, 2012     349 $10.31269 to  $10.48627 $  3,621   0.23%    0.85%  to   2.25%    2.51% to    3.98%
December 31, 2011      44 $10.06278 to  $10.07694 $    444   0.00%    1.30%  to   2.10%    0.35% to    0.48%

                                   AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013   3,733 $ 8.97494 to  $ 9.26704 $ 34,013   0.00%    1.30%  to   2.85%  -12.76% to  -11.35%
December 31, 2012     376 $10.28760 to  $10.45376 $  3,908   0.00%    1.30%  to   2.85%    2.88% to    4.54%

                                      A73

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013  21,362 $11.73153 to  $13.33778 $280,960   0.00%    0.85%  to   2.85%   19.00% to   23.41%
December 31, 2012  19,511 $10.65915 to  $10.80738 $209,728   0.00%    0.85%  to   2.85%    6.62% to    8.08%

                         AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013   3,288 $11.30516 to  $12.30125 $ 39,476   0.00%    0.55%  to   2.85%   14.35% to   18.26%
December 31, 2012   2,285 $10.23818 to  $10.40185 $ 23,601   0.95%    0.55%  to   2.85%    2.41% to    4.02%

                      AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013      12 $ 9.16475 to  $ 9.42915 $    111   0.00%    1.30%  to   1.95%   -9.33% to   -8.03%
December 31, 2012       7 $10.38171 to  $10.39933 $     68   0.00%    1.30%  to   1.75%    3.83% to    4.00%

                              AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   --------------------------------------------------------------------------------------
December 31, 2013     101 $12.28936 to  $13.63955 $  1,362   0.00%    0.85%  to   2.30%   25.05% to   33.36%
December 31, 2012       4 $10.18909 to  $10.21028 $     40   0.00%    1.30%  to   1.85%    1.91% to    2.11%

                                  AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 02, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013   1,035 $ 8.65594 to  $ 8.79557 $  9,045   0.00%    1.30%  to   2.85%  -13.44% to  -12.04%

                         AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       5 $10.07351 to  $10.14041 $     53   0.00%    1.15%  to   1.90%    0.75% to    1.41%

                         AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     163 $11.55659 to  $11.74413 $  1,895   0.00%    0.85%  to   2.70%   15.59% to   17.45%

                         AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       1 $ 9.61277 to  $ 9.61912 $     13   0.00%    1.45%  to   1.55%   -3.86% to   -3.80%

                          AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013  10,228 $ 9.51265 to  $ 9.57903 $ 97,295   0.00%    1.10%  to   1.90%   -4.86% to   -4.20%

                             AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     731 $10.44187 to  $10.55835 $  7,677   0.00%    0.85%  to   2.45%    4.44% to    5.59%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013   2,011 $10.75656 to  $10.87654 $ 21,750   0.00%    0.85%  to   2.45%    7.59% to    8.77%

                           AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013     779 $ 9.63552 to  $ 9.74308 $  7,550   0.00%    0.85%  to   2.45%   -3.63% to   -2.56%

                                 AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013      74 $11.65345 to  $11.70178 $    857   0.00%    0.85%  to   1.45%   16.55% to   17.03%

                               AST QMA LARGE-CAP PORTFOLIO **** (AVAILABLE APRIL 29, 2013)
                   --------------------------------------------------------------------------------------
December 31, 2013       0 $11.69306 to  $11.69306 $      3   0.00%    1.45%  to   1.45%   16.94% to   16.94%

        --------
         * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

         ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

                                      A74

         *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

         ****Represents a fund containing less than 1,000 units and/or $1,000 in net assets.

        *****Investment Income Ratio for the Prudential Money Market Portfolio is less than 0.01%.

        CHARGES AND EXPENSES

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The daily mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income - No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.20%     Premier Bb Series with HAV
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Bb Series - with HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with HAV

                                      A75

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.45%     Premier Bb with GMIB
             Premier Retirement B Share - No Optional Benefits
             Premier Retirement C - No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L - No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier B Series with HAV
               Premier Bb Series with LT5 or HD5
               Premier Bb Series with HD GRO
               Premier Bb Series with HD GRO and HAV
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II
   1.60%     No Optional Benefits
               Strategic Partners FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     Discovery Choice Enhanced - No Optional Benefit
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5 and GMIB and HAV
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5 or HD GRO
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO and HAV Premier L Series with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HAV
               Premier Bb Series with LT5 or HD5 and HAV Premier Bb Series with HD GRO and HAV
   1.85%     Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits

                                      A76

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------
   1.90%     Premier B Series with SLT5
               Premier L Series with HAV
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier Retirement B - With HD GRO II OR GRO Plus II
               Premier Retirement L - No Optional Benefits
               Prudential Defined Income - With Defined Income Benefit
   1.95%     Premier X Series with HAV
               Premier Bb Series with HD GRO and HAV
               Premier Retirement C Share- No Optional Benefits
   2.00%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier B Series with LT5
               Premier B Series with HD5 and HAV
               Premier B Series with HD GRO and HAV
   2.10%     With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier L Series with HD GRO and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and HAV
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier X Series with HD GRO and HAV
               Premier Retirement C - With HAV
   2.20%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier Retirement X - With HAV
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II

                                      A77

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -------------------------------------------------------------------------
   2.35%     With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with HD5 and HAV Premier L Series with HD GRO and HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One Enhanced - Bonus Version
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus Enhanced - Bonus Version
               Premier X Series with LT5
               Premier X Series with HD5 and HAV Premier X Series with HD GRO and HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Premier L Series with HD GRO and HAV
   2.55%     Premier X Series with HD GRO and HAV
   2.70%     Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Annual Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Annual Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven Plus, and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product).

                                      A78

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Contracts reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the contract.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                      A79

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company of New Jersey

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company of New Jersey. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2014

                                      A80

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                           Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2013 and 2012

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         INDEX TO FINANCIAL STATEMENTS

                                                                          Page#
                                                                          -----
 Financial Statements
 --------------------
 Management's Annual Report on Internal Control Over Financial Reporting   B-2

 Financial Statements:

 Statements of Financial Position - December 31, 2013 and 2012             B-3

 Statements of Operations and Comprehensive Income (Loss)
 Years ended December 31, 2013, 2012 and 2011                              B-4

 Statements of Equity
 Years ended December 31, 2013, 2012 and 2011                              B-5

 Statements of Cash Flows
 Years ended December 31, 2013, 2012 and 2011                              B-6

 Notes to Financial Statements                                             B-8

 Report of Independent Registered Public Accounting Firm                  B-55

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company of New Jersey ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                         Part I- Financial Information

Item 1. Financial Statements

                  Pruco Life Insurance Company of New Jersey

                       Statements of Financial Position
   As of December 31, 2013 and December 31, 2012 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                                                                     December 31,   December 31,
                                                                                                        2013           2012
                                                                                                    -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost: 2013-$889,548; 2012-$976,665)  $      927,341 $    1,066,071
Equity securities, available-for-sale, at fair value (cost: 2013-$91; 2012-$1,303)                             116          1,381
Trading account assets, at fair value                                                                            0          1,390
Policy loans                                                                                               176,885        173,622
Short-term investments                                                                                       5,180          2,226
Commercial mortgage and other loans                                                                        292,532        221,728
Other long-term investments                                                                                 37,505         41,312
                                                                                                    -------------- --------------
    Total investments                                                                                    1,439,559      1,507,730
Cash and cash equivalents                                                                                   40,641         50,596
Deferred policy acquisition costs                                                                          439,315        327,832
Accrued investment income                                                                                   15,024         15,782
Reinsurance recoverables                                                                                   999,240        870,122
Receivables from parents and affiliates                                                                     34,479         29,221
Deferred sales inducements                                                                                  88,350         70,728
Income taxes                                                                                                     -         33,557
Other assets                                                                                                 8,264          9,131
Separate account assets                                                                                 10,235,426      8,373,780
                                                                                                    -------------- --------------
    TOTAL ASSETS                                                                                    $   13,300,298 $   11,288,479
                                                                                                    ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                                                     $    1,360,664 $    1,221,932
Future policy benefits and other policyholder liabilities                                                  772,537        825,869
Cash collateral for loaned securities                                                                        4,081          2,134
Securities sold under agreements to repurchase                                                                   -              -
Income taxes                                                                                                23,467              -
Short-term debt to affiliates                                                                               24,000         24,000
Long-term debt to affiliates                                                                                93,000         85,000
Payables to parent and affiliates                                                                            4,607          2,383
Other liabilities                                                                                          132,083         83,541
Separate account liabilities                                                                            10,235,426      8,373,780
                                                                                                    -------------- --------------
    TOTAL LIABILITIES                                                                                   12,649,865     10,618,639
                                                                                                    -------------- --------------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and outstanding)                             2,000          2,000
Additional paid-in capital                                                                                 211,147        211,049
Retained earnings                                                                                          420,185        409,342
Accumulated other comprehensive income                                                                      17,101         47,449
                                                                                                    -------------- --------------
    TOTAL EQUITY                                                                                           650,433        669,840
                                                                                                    -------------- --------------
    TOTAL LIABILITIES AND EQUITY                                                                    $   13,300,298 $   11,288,479
                                                                                                    ============== ==============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

           Statements of Operations and Comprehensive Income (Loss)
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                  2013          2012          2011
                                                                             -------------- ------------ ---------------
REVENUES
Premiums                                                                     $       14,893 $     14,133 $        15,305
Policy charges and fee income                                                       156,811      146,460         113,472
Net investment income                                                                68,653       79,655          77,556
Asset administration fees                                                            33,752       29,462          21,630
Other income                                                                          3,410        4,418           3,253
Realized investment gains (losses), net:
 Other-than-temporary impairments on fixed maturity securities                            -      (3,852)         (7,483)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                              -        2,382           7,215
 Other realized investment gains (losses), net                                       22,581       11,947       (109,788)
                                                                             -------------- ------------ ---------------
        Total realized investment gains (losses), net                                22,581       10,477       (110,056)
                                                                             -------------- ------------ ---------------
 TOTAL REVENUES                                                                     300,100      284,605         121,160
                                                                             -------------- ------------ ---------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                              22,893       35,689          27,226
Interest credited to policyholders' account balances                                 17,173       31,952          62,222
Amortization of deferred policy acquisition costs                                  (44,181)        7,145          90,046
General, administrative and other expenses                                           73,006       66,552          50,061
                                                                             -------------- ------------ ---------------
 TOTAL BENEFITS AND EXPENSES                                                         68,891      141,338         229,555
                                                                             -------------- ------------ ---------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                   231,209      143,267       (108,395)
                                                                             -------------- ------------ ---------------

 Income Taxes:
   Current                                                                           33,370       64,255           (715)
   Deferred                                                                          31,996     (25,049)        (47,893)
                                                                             -------------- ------------ ---------------
Total income tax expense (benefit)                                                   65,366       39,206        (48,608)
                                                                             -------------- ------------ ---------------
NET INCOME (LOSS)                                                            $      165,843 $    104,061 $      (59,787)
                                                                             -------------- ------------ ---------------

Other comprehensive income (loss), before tax:
   Foreign currency translation adjustments                                              38           33            (32)
   Net unrealized investment gains (losses):
     Unrealized investment gains (losses) for the period                           (42,217)       12,645          21,317
     Reclassification adjustment for (gains) losses included in net
      income                                                                        (4,511)     (12,176)           6,397
                                                                             -------------- ------------ ---------------
   Net unrealized investment gains (losses)                                        (46,728)          469          27,714
                                                                             -------------- ------------ ---------------
Other comprehensive income (loss), before tax                                      (46,690)          502          27,682
   Less: Income tax expense (benefit) related to:
     Foreign currency translation adjustments                                            13           12            (11)
     Net unrealized investment gains (losses)                                      (16,355)          165           9,700
                                                                             -------------- ------------ ---------------
      Total                                                                        (16,342)          177           9,689
Other comprehensive income (loss), net of tax:                                     (30,348)          325          17,993
                                                                             -------------- ------------ ---------------
COMPREHENSIVE INCOME (LOSS)                                                  $      135,495 $    104,386 $      (41,794)
                                                                             ============== ============ ===============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                             Statements of Equity
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                                                Accumulated
                                                                                                   Other
                                                                   Additional                   Comprehensive
                                                        Common      Paid-in       Retained         Income
                                                        Stock       Capital      Earnings          (Loss)        Total Equity
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2010                             $  2,000   $  169,742    $   365,068     $    29,131      $   565,941
Contributed Capital                                           -       38,000              -               -           38,000
Contributed/distributed capital- parent/child asset
 transfers                                                    -          186              -               -              186
Comprehensive income (loss):
  Net income (loss)                                           -            -        (59,787)              -          (59,787)
  Other comprehensive income (loss), net of tax               -            -              -          17,993           17,993
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    (41,794)
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2011                             $  2,000   $  207,928    $   305,281     $    47,124      $   562,333
Contributed capital                                           -            -              -               -                -
Contributed/distributed capital- parent/child asset
 transfers                                                    -        3,121              -               -            3,121
Comprehensive income (loss):
  Net income (loss)                                           -            -        104,061               -          104,061
  Other comprehensive income (loss), net of tax               -            -              -             325              325
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    104,386
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2012                             $  2,000   $  211,049    $   409,342     $    47,449      $   669,840
Dividend to parent                                            -            -       (155,000)              -         (155,000)
Contributed/distributed capital- parent/child asset
 transfers                                                    -           98              -               -               98
Comprehensive income (loss):
  Net income (loss)                                           -            -        165,843               -          165,843
  Other comprehensive income (loss), net of tax               -            -              -        (30,348)          (30,348)
                                                                                                                -------------
Total comprehensive income (loss)                                                                                    135,495
                                                       --------   -----------   -----------    --------------   -------------

Balance, December 31, 2013                             $  2,000   $  211,147    $   420,185     $    17,101      $   650,433
                                                       ========   ===========   ===========    ==============   =============

                       See Notes to Financial Statements

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                           Statements of Cash Flows
          Years Ended December 31, 2013, 2012 and 2011 (in thousands)
--------------------------------------------------------------------------------

                                                                            2013           2012           2011
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)                                                       $     165,843  $     104,061  $    (59,787)
Adjustments to reconcile net income to net cash provided by operating activities:
 Policy charges and fee income                                                  7,462       (12,488)       (25,622)
 Interest credited to policyholders' account balances                          17,173         31,952         62,222
 Realized investment (gains) losses, net                                     (22,581)       (10,477)        110,056
 Amortization and other non-cash items                                       (11,323)        (9,959)        (2,359)
 Change in:
   Future policy benefits and other insurance liabilities                     148,527        132,050         93,600
   Reinsurance recoverables                                                 (157,241)      (101,575)      (127,939)
   Accrued investment income                                                      757          (247)          (910)
   Receivables from parent and affiliates                                     (3,066)        (6,045)          2,213
   Payables to parent and affiliates                                            2,107            115        (3,569)
   Deferred policy acquisition costs                                         (98,081)       (83,684)           (25)
   Income taxes payable                                                        73,312       (12,047)       (73,506)
   Deferred sales inducements                                                 (1,793)       (19,219)       (22,392)
   Other, net                                                                   6,635        (2,598)       (13,260)
                                                                       -------------- -------------- --------------
Cash flows from (used in) operating activities                          $     127,731  $       9,839  $    (61,278)
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available for sale                                   $     239,272  $     156,250  $     171,016
 Short-term investments                                                        20,680         13,568         21,230
 Policy loans                                                                  24,664         18,879         20,142
 Ceded policy loans                                                           (3,527)          (337)              -
 Commercial mortgage and other loans                                           25,683         39,474         27,533
 Other long-term investments                                                    2,110          2,115          1,373
 Equity securities, available for sale                                          6,650          2,660            474
 Trading Account Assets, at fair value                                          1,499              -              -
Payments for the purchase/origination of:
 Fixed maturities, available for sale                                       (148,365)      (143,093)      (293,216)
 Short-term investments                                                      (23,631)       (14,725)       (14,899)
 Policy loans                                                                (17,687)       (21,058)       (14,130)
 Ceded policy loans                                                             2,224          6,890              -
 Commercial mortgage and other loans                                         (96,841)       (66,362)       (75,298)
 Other long-term investments                                                  (8,997)       (12,164)        (7,533)
 Equity securities, available for sale                                        (5,253)        (2,508)        (1,347)
 Notes receivable from parent and affiliates, net                             (2,235)          (248)          1,334
 Other, net                                                                     (123)          (103)             24
                                                                       -------------- -------------- --------------
Cash flows from (used in) investing activities                          $      16,123  $    (20,762)  $   (163,297)
                                                                       -------------- -------------- --------------
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
 Policyholders' account deposits                                        $     230,627  $     215,909  $     159,318
 Ceded policyholders' account deposits                                      (124,909)       (79,417)              -
 Policyholders' account withdrawals                                         (130,982)      (123,185)       (83,438)
 Ceded policyholders' account withdrawals                                      10,785          1,436              -
 Net change in securities sold under agreement to repurchase and cash
   collateral for loaned securities                                             1,947       (18,094)         16,859
 Dividend to parent                                                         (155,000)              -              -
 Contributed capital                                                                -              -         38,000
 Contributed/Distributed capital- parent/child asset transfers                    150              -            186
 Net change in financing arrangements (maturities 90 days or less)           (13,000)       (13,000)         26,000
 Drafts outstanding                                                             5,573          (853)       (37,588)
 Net change in long-term borrowing                                             21,000         52,000         44,000
                                                                       -------------- -------------- --------------
Cash flows from (used in) financing activities                          $   (153,809)  $      34,796  $     163,337
                                                                       -------------- -------------- --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS       (9,955)       23,873       (61,238)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                50,596       26,723         87,961
                                                      ------------ ------------ --------------
CASH AND CASH EQUIVALENTS, END OF PERIOD               $    40,641  $    50,596  $      26,723
                                                      ============ ============ ==============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                    $     7,265  $    97,799  $      25,000
  Interest paid                                        $     2,341  $     1,683  $          98

                       See Notes to Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the year ended December 31, 2012 Statement of Cash Flows excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company and PAR U, an affiliate. See Note 13 to the Financial Statements for more information on related party transactions.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                         Notes to Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey, or the ("Company"), is a wholly owned subsidiary of the Pruco Life Insurance Company, or ("Pruco Life"), which in turn is a wholly owned subsidiary of The Prudential Insurance Company of America, ("Prudential Insurance"). Prudential Insurance is an indirect wholly owned subsidiary of Prudential Financial, Inc., or ("Prudential Financial"). The Company is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities, primarily through affiliated and unaffiliated distributors, in New Jersey and New York only.

Basis of Presentation

The Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholder account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, DSI, future policy benefits, and

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

policyholder account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by

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discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including deferred policy acquisition costs, DSI, certain future policy benefits, policyholder account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (at least 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain

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optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred sales inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments and derivative instruments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees."

Other Assets and Other Liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living

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benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances primarily represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated general account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the general account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 7.25% at December 31, 2013, and from 1.00% to 7.25% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products also include amortization of DAC. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

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Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income from contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
13). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

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When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

The Company entered into a new coinsurance agreement with an affiliate, PAR U, effective July 1, 2012. The settlement of the initial coinsurance premium occurred subsequent to the effective date of the coinsurance agreement. As a result, the settlement was treated as if settled on the effective date and adjusted for the time elapsed between the effective date and the settlement date. This adjustment to the initial coinsurance premium was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity and commercial mortgage securities from an asset portfolio within the Company. The settlement feature of this agreement was accounted for as a derivative (See Note 13 for additional information about this agreement).

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is

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required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $91 million and $95 million, an increase in "Policyholders' Account Balances" of

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

less than $1 million for both periods, and a reduction in "Total equity" of $59 million and $62 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $1 million and decreases of $11 million and $6 million, respectively. The lower level of costs now qualifying for deferral will be only partially offset by a lower level of amortization of "Deferred policy acquisition costs," and, as such, will initially result in lower earnings in future periods primarily reflecting lower deferrals of wholesaler costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

Future Adoption of New Accounting Pronouncements

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                                     December 31, 2013
                                                             ----------------------------------------------------------------
                                                                                                                  Other-than-
                                                                             Gross         Gross                   temporary
                                                              Amortized    Unrealized    Unrealized     Fair      Impairments
                                                                Cost         Gains         Losses       Value     in AOCI (3)
                                                             ------------ ------------- ------------ ------------ -----------
                                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $     24,842 $       2,939 $          - $     27,781 $         -
Obligations of U.S. states and their political subdivisions         4,781            53          153        4,681           -
Foreign government bonds                                           11,457           901            -       12,358           -
Public utilities                                                  105,717         3,898        2,371      107,244           -
All other corporate securities                                    600,938        34,010        7,582      627,366         (45)
Asset-backed securities (1)                                        51,651           611        1,084       51,178        (102)
Commercial mortgage-backed securities                              63,090         3,763           14       66,839           -
Residential mortgage-backed securities (2)                         27,072         2,827            5       29,894        (281)
                                                             ------------ ------------- ------------ ------------ -----------
 Total fixed maturities, available-for-sale                  $    889,548 $      49,002 $     11,209 $    927,341 $      (428)
                                                             ============ ============= ============ ============ ===========

Equity securities, available-for-sale
Common Stocks:
 Industrial, miscellaneous & other                           $          - $           - $          - $          -
 Mutual funds                                                          38             -            1           37
Non-redeemable preferred stocks                                        53            26            -           79
                                                             ------------ ------------- ------------ ------------
 Total equity securities, available-for-sale                 $         91 $          26 $          1 $        116
                                                             ============ ============= ============ ============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $0.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                                      December 31, 2012
                                                              ------------------------------------------------------------------
                                                                                                                    Other-than-
                                                                              Gross        Gross                     temporary
                                                               Amortized    Unrealized   Unrealized      Fair       Impairments
                                                                 Cost         Gains        Losses        Value      in AOCI (3)
                                                              ------------ ------------- ----------- ------------- ------------
                                                                                        (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                     $     25,681 $       5,627 $         - $      31,308 $          -
Obligations of U.S. states and their political subdivisions          2,787           162           -         2,949            -
Foreign government bonds                                            11,523         1,627           -        13,150            -
Public utilities                                                    96,733         9,761           -       106,494            -
All other corporate securities                                     646,447        58,447         362       704,532          (45)
Asset-backed securities (1)                                         61,578         1,944          95        63,427       (2,278)
Commercial mortgage-backed securities                               70,799         7,433           9        78,223            -
Residential mortgage-backed securities (2)                          61,117         4,871           -        65,988         (331)
                                                              ------------ ------------- ----------- ------------- ------------
 Total fixed maturities, available-for-sale                   $    976,665 $      89,872 $       466 $   1,066,071 $    (2,654)
                                                              ============ ============= =========== ============= ============
Equity securities, available-for-sale
Common Stocks (4):
 Industrial, miscellaneous & other                            $        183 $          67 $         - $         250
 Mutual funds                                                           67             2           5            64
Non-redeemable preferred stocks                                      1,053            14           -         1,067
                                                              ------------ ------------- ----------- -------------
   Total equity securities available-for-sale                 $      1,303 $          83 $         5 $       1,381
                                                              ============ ============= =========== =============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $3.0 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                                                            Available-for-Sale
                                                                       -----------------------------
                                                                         Amortized        Fair
                                                                           Cost           Value
                                                                       -------------- --------------
                                                                              (in thousands)
Due in one year or less                                                $       34,061 $       34,916
Due after one year through five years                                         245,432        264,010
Due after five years through ten years                                        212,412        226,263
Due after ten years                                                           255,830        254,241
Asset-backed securities                                                        51,651         51,178
Commercial mortgage-backed securities                                          63,090         66,839
Residential mortgage-backed securities                                         27,072         29,894
                                                                       -------------- --------------
 Total                                                                 $      889,548 $      927,341
                                                                       ============== ==============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                           2013        2012        2011
                                                                       ------------ ----------- -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
 Proceeds from sales                                                   $    108,332 $    11,599 $    36,118
 Proceeds from maturities/repayments                                        131,032     144,385     135,127
 Gross investment gains from sales, prepayments, and maturities               5,704      13,712       2,614
 Gross investment losses from sales and maturities                          (1,379)         (1)        (88)
Equity securities, available-for-sale
 Proceeds from sales                                                   $      6,650 $     2,660 $         2
 Proceeds from maturities/repayments                                              -           -         472
 Gross investment gains from sales                                              587         146         368
 Gross investment losses from sales                                           (395)           -           -
Fixed maturity and equity security impairments
 Net writedowns for other-than-temporary impairment losses on fixed
   maturities recognized in earnings (1)                               $          - $   (1,469) $     (268)
 Writedowns for impairments on equity securities                                (6)       (211)       (326)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain other-than-temporary impairment ("OTTI") losses on fixed maturity securities are recognized in "Other comprehensive income (loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit losses recognized in earnings on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI

                                                                        Year Ended   Year Ended
                                                                       December 31, December 31,
                                                                           2013         2012
                                                                       ------------ ------------
                                                                            (in thousands)
Balance, beginning of period                                           $      2,411 $      3,438
Credit loss impairments previously recognized on securities which
 matured, paid down, prepaid or were sold during the period                 (1,674)      (1,039)
Additional credit loss impairments recognized in the current period
 on securities previously impaired                                                -           70
Increases due to the passage of time on previously recorded credit
 losses                                                                          48          165
Accretion of credit loss impairments previously recognized due to an
 increase in cash flows expected to be collected                               (69)        (223)
                                                                       ------------ ------------
Balance, end of period                                                 $        716 $      2,411
                                                                       ============ ============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                              December 31, 2013        December 31, 2012
                           ----------------------- -------------------------
                            Amortized     Fair      Amortized      Fair
                              Cost        Value       Cost         Value
                           ----------- ----------- ----------- -------------
   Trading account assets                   (in thousands)
   Equity securities (1)   $         - $         - $     1,695 $       1,390
                           =========== =========== =========== =============

(1)Included in equity securities are perpetual preferred stock securities that have characteristics of both debt and equity securities.

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $0.3 million, ($0.2) million and ($0.1) million during the years ended December 31, 2013, 2012 and 2011, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                               December 31, 2013
                                                                          --------------------------
                                                                              Amount
                                                                          (in thousands)  % of Total
                                                                          -------------- -----------
Commercial mortgage and other loans by property type:
Apartments/Multi-Family                                                   $      81,484         28.5%
Retail                                                                           65,353         22.9
Industrial                                                                       40,281         14.1
Office                                                                           30,635         10.7
Other                                                                            25,277          8.8
Hospitality                                                                      24,186          8.5
                                                                          -------------  -----------
  Total commercial mortgage loans                                               267,216         93.5
Agricultural property loans                                                      18,691          6.5
                                                                          -------------  -----------
  Total commercial and agricultural mortgage loans by property type             285,907        100.0%
                                                                                         ===========
Valuation allowance                                                             (1,785)
                                                                          -------------
  Total net commercial and agricultural mortgage loans by property type         284,122
                                                                          -------------

Other Loans
Uncollateralized loans                                                            8,410
                                                                          -------------
  Total other loans                                                               8,410
                                                                          -------------
  Total commercial mortgage and other loans                               $     292,532
                                                                          =============

                                                                                December 31, 2012
                                                                          ----------------------------
                                                                              Amount
                                                                          (in thousands)   % of Total
                                                                          -------------- -------------
Commercial mortgage and other loans by property type:
Apartments/Multi-Family                                                   $      60,663           27.2%
Retail                                                                           64,591           29.0
Industrial                                                                       36,691           16.5
Office                                                                           18,534            8.3
Other                                                                            12,211            5.5
Hospitality                                                                       9,742            4.4
                                                                          -------------  -------------
  Total commercial mortgage loans                                               202,432           90.9
Agricultural property loans                                                      20,458            9.1
                                                                          -------------  -------------
  Total commercial and agricultural mortgage loans by property type             222,890          100.0%
                                                                                         =============
Valuation allowance                                                             (1,162)
                                                                          -------------
  Total net commercial and agricultural mortgage loans by property type         221,728
                                                                          -------------

Other Loans
Uncollateralized loans                                                                -
                                                                          -------------
  Total other loans                                                                   -
                                                                          -------------
  Total commercial mortgage and other loans                               $     221,728
                                                                          =============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in Illinois (15%), Texas (14%), and Florida (11%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                December 31, 2013 December 31, 2012 December 31, 2011
                                                ----------------- ----------------- -----------------
                                                                   (in thousands)
Allowance for losses, beginning of year           $      1,162      $      1,410      $      1,409
Addition to / (release of) allowance of losses             623             (248)                 1
                                                  ------------      ------------      ------------
Allowance for losses, end of year (1)             $      1,785      $      1,162      $      1,410
                                                  ============      ============      ============

(1)Agricultural loans represent less than $0.1 million of the ending allowance at December 31, 2013, 2012 and 2011, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                           December 31, 2013 December 31, 2012
                                                           ----------------- -----------------
                                                                     (in thousands)
Allowance for Credit Losses:
Ending balance: individually evaluated for impairment (1)   $            -    $            -
Ending balance: collectively evaluated for impairment (2)            1,785             1,162
                                                            --------------    --------------
Total ending balance                                        $        1,785    $        1,162
                                                            ==============    ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                             December 31, 2013 December 31, 2012
                                                                             ----------------- -----------------
                                                                                       (in thousands)
Recorded Investment: (3)
Ending balance gross of reserves: individually evaluated for impairment (1)   $            -    $            -
Ending balance gross of reserves: collectively evaluated for impairment (2)          294,317           222,890
                                                                              --------------    --------------
Total ending balance, gross of reserves                                       $      294,317    $      222,890
                                                                              ==============    ==============

(1)There were no loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $18.7 million and $20.0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8.4 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at December 31, 2013 and 2012. There were no recorded investments in impaired loans with an allowance recorded, before the allowances for losses at both December 31, 2013 and 2012.

There was no net investment income recognized on these loans for both the years ended December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 99% of the $286 million recorded investment and 98% of the $223 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of both December 31, 2013 and 2012, 98% of the recorded investment had a debt service coverage ratio of 1.0X or greater. As of December 31, 2013, approximately 2% or $7 million of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans. As of December 31, 2012, approximately 2% or $4 million of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural or uncollateralized loans.

As of December 31, 2013 and 2012, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of December 31, 2013 and 2012. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2013 and 2012, there were no commercial mortgage and other loans sold or acquired.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding the respective period. See
Note 2 for additional information related to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                                    2013          2012
                                                ------------- -------------
                                                      (in thousands)
     Company's investment in Separate accounts  $       1,619 $       1,765
     Joint ventures and limited partnerships           35,886        27,309
     Derivatives                                            -        12,238
                                                ------------- -------------
     Total other long-term investments          $      37,505 $      41,312
                                                ============= =============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2013         2012         2011
                                             -----------  -----------  -----------
                                                         (in thousands)
Fixed maturities, available-for-sale         $    46,071  $    56,024  $    57,285
Equity securities, available-for-sale                  -           11           12
Trading account assets                                11           15           11
Commercial mortgage and other loans               13,831       13,503       12,187
Policy loans                                       9,901        9,626        9,503
Short-term investments and cash equivalents           63           80           85
Other long-term investments                        2,105        4,012        1,718
                                             -----------  -----------  -----------
Gross investment income                           71,982       83,271       80,801
Less: investment expenses                         (3,329)      (3,616)      (3,245)
                                             -----------  -----------  -----------
  Net investment income                      $    68,653  $    79,655  $    77,556
                                             ===========  ===========  ===========

There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                  2013            2012             2011
                                             --------------  --------------  ----------------
                                                              (in thousands)
Fixed maturities                              $       4,325   $      12,242   $         2,257
Equity securities                                       186             (66)               42
Commercial mortgage and other loans                    (623)          3,926                (1)
Short-term investments and cash equivalents               2               -                 -
Joint ventures and limited partnerships                 (13)              -               (44)
Derivatives                                          18,704          (5,625)         (112,310)
                                             --------------  --------------  ----------------
  Realized investment gains (losses), net     $      22,581   $      10,477   $      (110,056)
                                             ==============  ==============  ================

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                  Total Accumulated
                                                               Foreign Currency  Net Unrealized         Other
                                                                 Translation    Investment Gains    Comprehensive
                                                                  Adjustment      (Losses) (1)      Income (Loss)
                                                               ---------------- ----------------  -----------------
                                                                                  (in thousands)
Balance, December 31, 2010                                     $            43  $         29,087  $         29,130
Change in component during period (2)                                      (21)           18,014            17,993
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2011                                     $            22  $         47,101  $         47,123
Change in component during period (2)                                       21               305               326
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2012                                     $            43  $         47,406  $         47,449
Change in other comprehensive income before reclassifications               38           (42,217)          (42,179)
Amounts reclassified from AOCI                                               -            (4,511)           (4,511)
Income tax benefit (expense)                                               (13)           16,355            16,342
                                                               ---------------  ----------------  ----------------
Balance, December 31, 2013                                     $            68  $         17,033  $         17,101
                                                               ===============  ================  ================

(1)Includes cash flow hedges of ($3.1) million, ($1.3) million and ($1.0) million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                            Year Ended        Year Ended        Year Ended
                                                                         December 31, 2013 December 31, 2012 December 31, 2011
                                                                         ----------------- ----------------- -----------------
                                                                                            (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges - Currency/Interest rate (3)                             $       (237)    $          (31)    $      7,622
                                                                           ------------     --------------     ------------
 Net unrealized investment gains (losses) on available-for-sale
   securities (4)                                                                 4,748            (12,145)          (1,225)
                                                                           ------------     --------------     ------------
   Total net unrealized investment gains (losses)                                 4,511            (12,176)           6,397
                                                                           ------------     --------------     ------------
    Total reclassifications for the period                                 $      4,511     $      (12,176)    $      6,397
                                                                           ============     ==============     ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as "available-for-sale" and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                                 Accumulated
                                                                                                                    Other
                                                                                                                Comprehensive
                                                                Deferred      Future Policy                     Income (Loss)
                                                                 Policy       Benefits and       Deferred       Related To Net
                                            Net Unrealized     Acquisition    Policy Holder     Income Tax        Unrealized
                                            Gains (Losses)      Costs and        Account        (Liability)       Investment
                                            on Investments     Other Costs     Balances(2)        Benefit       Gains (Losses)
                                           ---------------    ------------    -------------    -------------    --------------
                                                                              (in thousands)
Balance, December 31, 2010                  $       (4,309)    $     1,848     $       (784)    $      1,136     $      (2,109)
Net investment gains (losses) on
 investments arising during the period                 843               -                -             (295)              548
Reclassification adjustment for (gains)
 losses included in net income                       2,049               -                -             (717)            1,332
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                 -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -          (1,109)               -              388              (721)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                                -               -              642             (225)              417
                                           ---------------    ------------    -------------    -------------    --------------
Balance, December 31, 2011                  $       (1,417)    $       739     $       (142)    $        287     $        (533)
                                           ---------------    ------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period                 873               -                -             (306)              567
Reclassification adjustment for (gains)
 losses included in net income                         880               -                -             (308)              572
Reclassification adjustment for OTTI
 losses excluded from net income(1)                   (106)              -                -               37               (69)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                                       -            (644)               -              225              (419)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                                -               -              306             (107)              199
                                           ---------------    ------------    -------------    -------------    --------------
Balance, December 31, 2012                  $          230     $        95     $        164     $       (172)    $         317
                                           ---------------    ------------    -------------    -------------    --------------
Net investment gains (losses) on
 investments arising during the period                 126               -                -              (44)               82
Reclassification adjustment for (gains)
 losses included in net income                        (132)              -                -               46               (86)
Reclassification adjustment for OTTI
 losses excluded from net income(1)                      -               -                -                -                 -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                                                             Accumulated
                                                                                                                Other
                                                                                                            Comprehensive
                                                                              Future Policy                 Income (Loss)
                                                            Deferred Policy   Benefits and     Deferred     Related To Net
                                           Net Unrealized     Acquisition     Policy Holder   Income Tax      Unrealized
                                           Gains (Losses)      Costs and         Account      (Liability)     Investment
                                           on Investments     Other Costs      Balances(2)      Benefit     Gains (Losses)
                                           --------------   ---------------   -------------   -----------   --------------
                                                                           (in thousands)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs                           $        -       $      (723)     $         -     $      253     $      (470)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                             -                 -              (12)             4              (8)
                                            -----------      ------------     ------------    -----------    ------------
Balance, December 31, 2013                   $      224       $      (628)     $       152     $       87     $      (165)
                                            ===========      ============     ============    ===========    ============

(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)Balances are net of reinsurance.

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                                Accumulated
                                                                                                                   Other
                                                                                                               Comprehensive
                                                             Deferred       Future Policy                      Income (Loss)
                                                              Policy        Benefits and        Deferred       Related To Net
                                       Net Unrealized       Acquisition     Policy Holder      Income Tax        Unrealized
                                       Gains (Losses)        Costs and         Account         (Liability)       Investment
                                      on Investments(1)     Other Costs      Balances(3)         Benefit       Gains (Losses)
                                      -----------------   --------------    -------------    --------------    --------------
                                                                           (in thousands)
Balance, December 31, 2010              $      61,324      $     (24,292)    $     10,961     $     (16,798)    $      31,195
Net investment gains (losses) on
 investments arising during the
 period                                        23,930                  -                -            (8,375)           15,555
Reclassification adjustment for
 (gains) losses included in net
 income                                         4,348                  -                -            (1,522)            2,826
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                          -                  -                -                 -                 -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -             (7,406)               -             2,592            (4,814)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -            4,418            (1,546)            2,872
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2011              $      89,602      $     (31,698)    $     15,379     $     (25,649)    $      47,634
                                       --------------     --------------    -------------    --------------    --------------
Net investment gains (losses) on
 investments arising during the
 period                                        13,098                  -                -            (4,584)            8,514
Reclassification adjustment for
 (gains) losses included in net
 income                                       (13,056)                 -                -             4,570            (8,486)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                        106                  -                -               (37)               69
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -              5,389                -            (1,886)            3,503
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -           (6,378)            2,232            (4,146)
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2012              $      89,750      $     (26,309)    $      9,001     $     (25,354)    $      47,088
                                       --------------     --------------    -------------    --------------    --------------
Net investment gains (losses) on
 investments arising during the
 period                                       (49,387)                 -                -            17,285           (32,102)
Reclassification adjustment for
 (gains) losses included in net
 income                                        (4,379)                 -                -             1,534            (2,845)
Reclassification adjustment for
 OTTI losses excluded from net
 income(2)                                          -                  -                -                 -                 -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition costs                  -             14,655                -            (5,129)            9,526
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account balances                    -                  -           (6,875)            2,406            (4,469)
                                       --------------     --------------    -------------    --------------    --------------
Balance, December 31, 2013              $      35,984      $     (11,654)    $      2,126     $      (9,258)    $      17,198
                                       ==============     ==============    =============    ==============    ==============

(1)Includes cash flow hedges. See Note 11 for information on cash flow hedges.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Balances are net of reinsurance.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                                          2013            2012            2011
                                                                     --------------  --------------  --------------
                                                                                     (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized   $         224   $         230   $      (1,417)
Fixed maturity securities, available-for-sale--all other                     37,569          89,176          88,414
Equity securities, available-for-sale                                            25              78            (100)
Derivatives designated as cash flow hedges (1)                               (3,057)         (1,327)           (630)
Other investments                                                             1,447           1,823           1,918
                                                                     --------------  --------------  --------------
Net unrealized gains (losses) on investments                          $      36,208   $      89,980   $      88,185
                                                                     ==============  ==============  ==============

(1)See Note 11 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                                            December 31, 2013
                                                             ---------------------------------------------------
                                                              Less than twelve months    Twelve months or more
                                                             -------------------------- ------------------------
                                                                              Gross                     Gross
                                                                            Unrealized                Unrealized
                                                               Fair Value    Losses      Fair Value    Losses
                                                             ------------- ------------ ------------ -----------
                                                                                             (in thousands)
Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $      2,628  $       153  $         -  $        -
Corporate securities                                               185,613        9,740        2,612         213
Asset-backed securities                                             31,499        1,068          642          16
Commercial mortgage-backed securities                                  397           10          268           4
Residential mortgage-backed securities                                 936            5            -           -
                                                             ------------- ------------ ------------ -----------
  Total                                                       $    221,073  $    10,976  $     3,522  $      233
                                                             ============= ============ ============ ===========
Equity securities, available-for-sale                         $         22  $         1  $         -  $        -
                                                             ============= ============ ============ ===========

                                                                                            December 31, 2012
                                                             ---------------------------------------------------
                                                              Less than twelve months    Twelve months or more
                                                             -------------------------- ------------------------
                                                                              Gross                     Gross
                                                                            Unrealized                Unrealized
                                                               Fair Value    Losses      Fair Value    Losses
                                                             ------------- ------------ ------------ -----------
                                                                                             (in thousands)
Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $          -  $         -  $         -  $        -
Corporate securities                                                20,938          241        1,014         121
Asset-backed securities                                              2,500            8          569          87
Commercial mortgage-backed securities                                    -            -          484           9
Residential mortgage-backed securities                                   -            -            -           -
                                                             ------------- ------------ ------------ -----------
  Total                                                       $     23,438  $       249  $     2,067  $      217
                                                             ============= ============ ============ ===========
Equity securities, available-for-sale                         $         25  $         5  $         -  $        -
                                                             ============= ============ ============ ===========

                                                             ----------------------------
                                                                        Total
                                                             ---------------------------
                                                                               Gross
                                                                             Unrealized
                                                               Fair Value     Losses
                                                             ------------- -------------

Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $      2,628  $        153
Corporate securities                                               188,225         9,953
Asset-backed securities                                             32,141         1,084
Commercial mortgage-backed securities                                  665            14
Residential mortgage-backed securities                                 936             5
                                                             ------------- -------------
  Total                                                       $    224,595  $     11,209
                                                             ============= =============
Equity securities, available-for-sale                         $         22  $          1
                                                             ============= =============


                                                             ----------------------------
                                                                        Total
                                                             ---------------------------
                                                                               Gross
                                                                             Unrealized
                                                               Fair Value     Losses
                                                             ------------- -------------

Fixed maturities, available-for-sale
Obligations of U.S. states and their political subdivisions   $          -  $          -
Corporate securities                                                21,952           362
Asset-backed securities                                              3,069            95
Commercial mortgage-backed securities                                  484             9
Residential mortgage-backed securities                                   -             -
                                                             ------------- -------------
  Total                                                       $     25,505  $        466
                                                             ============= =============
Equity securities, available-for-sale                         $         25  $          5
                                                             ============= =============

The gross unrealized losses, related to fixed maturities at December 31, 2013 and 2012, are composed of $11.1 million and $0.2 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $0.1 million and $0.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At both
December 31, 2013 and 2012, the $0.2 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the consumer non-cyclical, communications, and basic industry sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 or 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


At both December 31, 2013 and 2012, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%, all of which have been in that position for less than six months. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2013 or 2012.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                       2013        2012
                                                    ----------- ----------
                                                        (in thousands)
     Fixed maturity securities, available-for-sale  $     3,936 $    2,075
                                                    ----------- ----------
     Total securities pledged                       $     3,936 $    2,075
                                                    =========== ==========

As of December 31, 2013 and 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $4.1 million and $2.1 million, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $0.6 million and $3.9 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the years ended December 31, are as follows:

                                                                               2013           2012          2011
                                                                          --------------- ------------- -------------
                                                                                        (in thousands)
Balance, beginning of year                                                $       327,832 $     262,895 $     271,179
Capitalization of commissions, sales and issue expenses                            53,901        90,828        90,072
Amortization- Impact of assumption and experience unlocking and true-ups         (15,114)         1,044         (983)
Amortization- All other                                                            59,295       (8,189)      (89,063)
Change in unrealized investment gains and losses                                   13,402         4,870       (8,310)
Ceded DAC upon Coinsurance Treaty with PAR U (See Note 13)                              -      (23,616)             -
                                                                          --------------- ------------- -------------
Balance, end of year                                                      $       439,315 $     327,832 $     262,895
                                                                          =============== ============= =============

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR TERM and PAR U, as well as reductions for the initial balance transferred to PAR U at inception of the coinsurance agreement (see Note 13).

Ceded capitalization was $48 million, $33 million and $19 million in 2013, 2012, and 2011, respectively. Ceded amortization amounted to $10 million, $11 million, and $7 million in 2013, 2012 and 2011, respectively. The ceded portion of the impact of changes in unrealized gains (losses) decreased the deferred acquisition cost asset $20 million in 2013 and increased the deferred acquisition cost asset $24 million in 2012.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31 are as follows:

                                                 2013          2012
                                             ------------  ------------
                                                   (in thousands)
        Life insurance                       $    793,841  $    694,076
        Individual annuities                       13,642        11,958
        Policy claims and other liabilities       (34,946)      119,835
                                             ------------  ------------
        Total future policy benefits         $    772,537  $    825,869
                                             ============  ============

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual annuity liabilities include reserves for annuities that are in payout status.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Future policy benefits for life insurance are generally equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 7.00%.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present value range from 0.00% to 7.25%, with none of the reserves based on an interest rate in excess of 8%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 0.39% to 5.01%.

The Company's liability for future policy benefits is also inclusive of liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts. Liabilities for guaranteed benefits accounted for as embedded derivatives are primarily in other contract liabilities. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. See Note 7 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31 are as follows:

                                                  2013           2012
                                             -------------- --------------
                                                    (in thousands)
      Interest-sensitive life contracts      $    1,021,733 $      876,585
      Individual annuities                          184,067        196,432
      Guaranteed interest accounts                   33,691         36,109
      Other                                         121,173        112,806
                                             -------------- --------------
      Total policyholders' account balances  $    1,360,664 $    1,221,932
                                             ============== ==============

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates for interest-sensitive contracts range from 0.42% to 4.60%. Interest crediting rates for individual annuities range from 0.00% to 4.93%. Interest crediting rates for guaranteed interest accounts range from 1.00% to 5.25%. Interest crediting rates range from 0.50% to 3.50% for other.

6.  REINSURANCE

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR U, and PAR TERM, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely. The affiliated reinsurance agreements are described further in Note 13.

The Company has entered into various reinsurance agreements with an affiliate, Pruco Re, to reinsure its living benefit features sold on certain of its annuities as part of its risk management and capital management strategies. For additional details on these agreements, see Note 13.

Effective April 1, 2008, the Company entered into an agreement to reinsure certain variable Corporate Owned Life Insurance "COLI" policies with Pruco Life. For additional details on this agreement, see Note 13.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements are described further in Note 13.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Reinsurance amounts included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011 are as follows:

                                                                      2013         2012         2011
                                                                  ------------ ------------ ------------
                                                                              (in thousands)
Direct premiums                                                   $    186,778 $    174,418 $    167,113
Premiums ceded                                                       (171,885)    (160,287)    (151,808)
                                                                  ------------ ------------ ------------
  Premiums                                                        $     14,893 $     14,133 $     15,305
                                                                  ============ ============ ============
Direct policy charges and fees                                    $    239,758 $    206,296 $    161,829
Policy charges and fees ceded                                         (82,947)     (59,836)     (48,357)
                                                                  ------------ ------------ ------------
  Policy charges and fees                                         $    156,811 $    146,460 $    113,472
                                                                  ============ ============ ============
Direct policyholders' benefits                                    $    228,175 $    205,982 $    191,532
Policyholders' benefits ceded                                        (205,283)    (170,293)    (164,306)
                                                                  ------------ ------------ ------------
  Policyholders' benefits                                         $     22,893 $     35,689 $     27,226
                                                                  ============ ============ ============
Realized capital gains (losses) net, associated with derivatives  $  (176,902) $    (1,620) $   (26,567)
                                                                  ============ ============ ============

Reinsurance premiums ceded for interest-sensitive products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re and to Pruco Life. See Note 13 for additional information on reinsurance agreements with affiliates. The reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 11 for additional information related to the accounting for embedded derivatives.

Reinsurance recoverables included in the Company's Statements of Financial Position as of December 31, were as follows:

                                              December 31, 2013 December 31, 2012
                                              ----------------- -----------------
                                                        (in thousands)
Domestic life insurance-affiliated              $    997,197      $    783,374
Domestic individual annuities-affiliated (1)              50            85,203
Domestic life insurance-unaffiliated                   1,993             1,545
                                                ------------      ------------
                                                $    999,240      $    870,122
                                                ============      ============

(1)December 31, 2013 excludes $43 million reclassed to other liabilities due to mark-to-market impact discussed above.

Substantially all reinsurance contracts are with affiliates as of December 31, 2013, 2012 and 2011. These contracts are described further in Note 13.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                2013           2012          2011
                                           -------------- -------------- -------------
                                                         (in thousands)
Gross life insurance face amount in force  $  107,125,219 $  101,793,986 $  97,879,303
Reinsurance ceded                            (97,197,953)   (92,025,256)  (88,113,164)
                                           -------------- -------------- -------------
Net life insurance face amount in force    $    9,927,266 $    9,768,730 $   9,766,139
                                           ============== ============== =============

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                            December 31, 2013                  December 31, 2012
                                    ---------------------------------- ----------------------------------
                                    In the Event of At Annuitization / In the Event of At Annuitization /
                                         Death       Accumulation (1)       Death       Accumulation (1)
                                    --------------- ------------------ --------------- ------------------
                                                               (in thousands)
Variable Annuity Contracts
Return of Net Deposits
Account value                       $    5,734,942    $          N/A   $    4,511,432    $          N/A
Net amount at risk                  $        3,592    $          N/A   $       10,272    $          N/A
Average attained age of
 contractholders                                61               N/A               60               N/A
Minimum return or contract value
Account value                       $    1,933,573    $    6,958,377   $    1,653,925    $    5,523,025
Net amount at risk                  $        6,983    $       84,150   $       25,195    $      171,890
Average attained age of
 contractholders                                64                61               64                60
Average period remaining until
 earliest expected annuitization               N/A        0.07 years              N/A        0.15 years

(1)Includes income and withdrawal benefits as described herein

                                                                     December 31, 2013 December 31, 2012
                                                                     ----------------- -----------------
                                                                            In the Event of Death
                                                                     -----------------------------------
                                                                               (in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value                                                $      710,080    $      643,930
General account value                                                 $      383,074    $      298,222
Net amount at risk                                                    $    8,551,482    $    6,992,592
Average attained age of contractholders                                     52 years          51 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2013 December 31, 2012
                                ----------------- -----------------
                                          (in thousands)
            Equity funds         $    4,604,397    $    3,590,658
            Bond funds                2,630,424         2,094,693
            Money market funds          263,476           296,038
                                 --------------    --------------
              Total              $    7,498,297    $    5,981,389
                                 ==============    ==============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


In addition to the above mentioned amounts invested in separate account investment options, $170.2 million and $184.0 million of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature were invested in general account investment options in 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB"), and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                           GMWB/GMIWB/G
                                                   GMDB                         GMIB           MAB            Total
                                    -----------------------------------   ----------------------------- ------------------
                                                       Variable Life,
                                                     Variable Universal
                                                      Life & Universal
                                    Variable Annuity        Life                Variable Annuity
                                    ---------------- ------------------   -----------------------------

                                                                        (in thousands)
Balance as of December 31, 2010               $  840            $18,386   $          1,236   $ (41,316) $         (20,854)
  Incurred guarantee benefits (1)              1,248              6,053                318      118,312            125,931
  Paid guarantee benefits                      (683)                  -                  -            -              (683)
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2011               $1,405            $24,439   $          1,554   $   76,996 $          104,394
  Incurred guarantee benefits (1)              1,566              8,864                736       39,676             50,842
  Paid guarantee benefits                      (360)              (224)                  -            -              (584)
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2012               $2,611            $33,079   $          2,290   $  116,672 $          154,652
  Incurred guarantee benefits (1)                116              6,802            (1,277)    (154,862)          (149,221)
  Paid guarantee benefits                      (147)                  -               (52)            -              (199)
  Other                                          109              2,574                 12            -              2,695
                                    ---------------- ------------------   ---------------- ------------ ------------------

Balance as of December 31, 2013               $2,689            $42,455   $            973   $ (38,190) $            7,927
                                    ================ ==================   ================ ============ ==================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is calculated at each valuation date such that, the present value of excess benefits and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, adjusted for cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                                    2013                2012                 2011
                                                             -------------------------------------------------------------

                                                                                    (in thousands)

Balance, beginning of year                                   $            70,728 $            48,101 $              51,106
Capitalization                                                             1,793              19,219                22,596
Amortization- Impact of assumption and experience unlocking
 and true-ups                                                              1,799               4,488               (2,290)
Amortization- All other                                                   13,501               (956)              (23,105)
Change in unrealized investment gains (losses)                               529               (124)                 (206)
                                                             ------------------- ------------------- ---------------------
Balance, end of year                                         $            88,350 $            70,728 $              48,101
                                                             =================== =================== =====================

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $81 million, $66 million, and $13 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory surplus of the Company amounted to $380 million and $465 million at December 31, 2013 and 2012, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is $81 million capacity to pay a dividend in 2014 without prior approval. The Company paid a dividend of $155 million in 2013. The Company did not pay any dividends in 2012.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                   2013             2012            2011
                                                             ---------------- ---------------- ---------------

                                                                              (in thousands)
Current tax expense (benefit):
  U.S.                                                       $         33,370 $         64,255 $         (715)
                                                             ---------------- ---------------- ---------------
  Total                                                                33,370           64,255           (715)
                                                             ---------------- ---------------- ---------------

Deferred tax expense (benefit):
  U.S.                                                                 31,996         (25,049)        (47,893)
                                                             ---------------- ---------------- ---------------
  Total                                                                31,996         (25,049)        (47,893)
                                                             ---------------- ---------------- ---------------

Total income tax expense on continuing operations                      65,366           39,206        (48,608)
Income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                  (16,342)              177           9,689
  Additional paid-in capital                                               53            1,680             100
                                                             ---------------- ---------------- ---------------
Total income tax expense (benefit) on continuing operations  $         49,077 $         41,063 $      (38,819)
                                                             ================ ================ ===============

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                              2013            2012             2011
                                                                         -------------------------------------------------

                                                                                          (in thousands)

Expected federal income tax expense (benefit)                            $        80,923 $        50,144 $        (37,938)
Non-taxable investment income                                                   (13,840)         (9,794)           (7,885)
Tax credits                                                                      (1,789)         (1,249)           (1,368)
Other                                                                                 72             105           (1,417)
                                                                         --------------- --------------- -----------------
Total income tax expense (benefit) on income from continuing operations  $        65,366 $        39,206 $        (48,608)
                                                                         =============== =============== =================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the Internal Revenue Service ("IRS") released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                2013              2012
                                          -----------------------------------

                                                    (in thousands)
   Deferred tax assets
     Insurance reserves                   $        120,815  $        113,710
     Other                                               -               766
                                          ----------------  ----------------
     Deferred tax assets                  $        120,815  $        114,476
                                          ================  ================

   Deferred tax liabilities
     Deferred policy acquisition costs    $        106,577  $         72,040
     Deferred sales inducements                     30,923            24,755
     Net unrealized gains on securities             13,743            31,957
     Investments                                     3,382             3,676
     Other                                             531                 -
                                          ----------------  ----------------
     Deferred tax liabilities             $        155,156  $        132,428
                                          ----------------  ----------------
   Net deferred tax asset (liability)     $        (34,341) $        (17,952)
                                          ================  ================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $231.2 million, $143.3 million and ($108.4) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                            2013      2012        2011
                                                                                          -------- ---------- ------------
                                                                                                   (in thousands)
Balance at January 1,                                                                     $      - $      113 $      1,619
Increases in unrecognized tax benefits - prior years                                             -          -            -
(Decreases) in unrecognized tax benefits- prior years                                            -          -      (1,506)
Increases in unrecognized tax benefits - current year                                            -          -            -
(Decreases) in unrecognized tax benefits- current year                                           -          -            -
Settlement with taxing authorities                                                               -      (113)            -
                                                                                          --------------------------------
Balance at December 31,                                                                   $      - $        - $        113
                                                                                          ================================

Unrecognized tax benefits that, if recognized, would favorably impact the effective rate         -          -            -
                                                                                          ================================

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2013:

                     Major Tax Jurisdiction    Open Tax Years
                   ------------------------  ----------------
                        United States          2004 - 2013

During 2004 through 2006, the Company's parent, Prudential Financial, Inc., entered into two transactions that involved, among other things, the payment of foreign income taxes that were credited against the Company's U.S. tax liability. On May 23, 2011, the IRS issued notices of proposed adjustments disallowing the foreign tax credits claimed and related transaction expenses. The total amount of the proposed adjustments for the transactions was approximately $200 million of tax and penalties. During the fourth quarter of 2011, the Company reached agreement with the IRS on the resolution of the proposed foreign tax credits disallowance. The impact to the 2011 results attributable to the settlement was an increase to tax expense of approximately $93 million. The settlement of the foreign tax credit transactions for 2004 through 2006 marked the conclusion of the IRS audits for those years. As a result, all unrecognized tax positions plus interest relating to tax years prior to 2007 were recognized in 2011. As such, 2011 benefited from a reduction to the liability for unrecognized tax benefits of $70 million, including the impact from the foreign tax credit disallowance.

For tax years 2007 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents (primarily commercial paper), and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain real estate funds for which the Company is the general partner, and embedded derivatives resulting from certain products with guaranteed benefits.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                          As of December 31, 2013
                                              -------------------------------------------------------------------------------

                                                 Level 1        Level 2          Level 3       Netting (1)         Total
                                              ------------- ---------------- --------------  --------------  ----------------

                                                                               (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies     $           - $         27,781 $            -  $            -  $         27,781
Obligations of U.S. states and their
 political subdivisions                                   -            4,681              -               -             4,681
Foreign government bonds                                  -           12,358              -               -            12,358
Corporate securities                                      -          730,248          4,362               -           734,610
Asset-backed securities                                   -           35,155         16,023               -            51,178
Commercial mortgage-backed securities                     -           66,839              -               -            66,839
Residential mortgage-backed securities                    -           29,894              -               -            29,894
                                              ------------- ---------------- --------------  --------------  ----------------
Sub-total                                                 -          906,956         20,385               -           927,341
Trading account assets:
Equity securities                                         -               `-              -               -                 -
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -                -              -               -                 -
Equity securities, available for sale:                    -               37             79               -               116
Short-term investments                                  182            4,998              -               -             5,180
Cash equivalents                                          -           13,999              -               -            13,999
Other long-term investments                               -            5,124              -          (5,124)                -
Reinsurance recoverables                                  -                -              -               -                 -
Receivables from parents and affiliates                   -           30,581          3,138               -            33,719
                                              ------------- ---------------- --------------  --------------  ----------------
Sub-total excluding separate account assets             182          961,695         23,602          (5,124)          980,355
Separate account assets (2)                          60,601       10,168,133          6,692               -        10,235,426
                                              ------------- ---------------- --------------  --------------  ----------------
 Total assets                                 $      60,783 $     11,129,828 $       30,294  $       (5,124) $     11,215,781
                                              ============= ================ ==============  ==============  ================
Future policy benefits (4)                                -                -        (38,190)              -           (38,190)
Other liabilities (3)                                     -            5,125         43,340          (5,124)           43,341
                                              ------------- ---------------- --------------  --------------  ----------------
Total liabilities                             $           - $          5,125 $        5,150  $       (5,124) $          5,151
                                              ============= ================ ==============  ==============  ================

                                                                          As of December 31, 2012
                                              -------------------------------------------------------------------------------

                                                 Level 1        Level 2          Level 3       Netting (1)         Total
                                              ------------- ---------------- --------------  --------------  ----------------

                                                                               (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies     $           - $         31,308 $            -  $            -  $         31,308
Obligations of U.S. states and their
 political subdivisions                                   -            2,949              -               -             2,949
Foreign government bonds                                  -           13,150              -               -            13,150
Corporate securities                                      -          804,953          6,073               -           811,026
Asset-backed securities                                   -           45,126         18,301               -            63,427
Commercial mortgage-backed securities                     -           78,223              -               -            78,223
Residential mortgage-backed securities                    -           65,988              -               -            65,988
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -        1,041,697         24,374               -         1,066,071
Trading account assets:
Equity securities                                         -                -          1,390               -             1,390
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total                                                -                -          1,390               -             1,390
Equity securities, available for sale:                  250               64          1,067               -             1,381
Short-term investments                                2,226                -              -               -             2,226
Cash equivalents                                          -           49,774              -               -            49,774
Other long-term investments                               -           24,328              -         (12,090)           12,238
Reinsurance recoverables                                  -                -         85,166               -            85,166
Receivables from parents and affiliates                   -            7,940            998               -             8,938
                                              ------------- ---------------- --------------  --------------  ----------------
 Sub-total excluding separate account assets          2,476        1,123,803        112,995         (12,090)        1,227,184
Separate account assets (2)                          21,876        8,345,703          6,201               -         8,373,780
                                              ------------- ---------------- --------------  --------------  ----------------
 Total assets                                 $      24,352 $      9,469,506 $      119,196  $      (12,090) $      9,600,964
                                              ============= ================ ==============  ==============  ================
Future policy benefits (4)                                -                -        116,673               -           116,673
Other liabilities                                         -           12,090              -         (12,090)                -
                                              ------------- ---------------- --------------  --------------  ----------------
 Total liabilities                            $           - $         12,090 $      116,673  $      (12,090) $        116,673
                                              ============= ================ ==============  ==============  ================

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


(1) "Netting" amounts represent the impact of offsetting asset and liability positions held within the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012 were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.
(4) For the year ended December 31, 2013, the net embedded derivative asset position of $38 million includes $109 million of embedded derivatives in an asset position and $71 million of embedded derivatives in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $117 million includes $37 million of embedded derivatives in an asset position and $154 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally-developed valuation. As of December 31, 2013 and December 31, 2012, over-rides on a net basis were not material. Pricing service over-rides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

Trading Account Assets - Trading account assets are comprised of perpetual preferred stock whose fair values are determined consistent with similar instruments described below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation - models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the over-the-counter OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, all derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate Account Assets include fixed maturity securities, treasuries, equity securities and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

Future Policy Benefits - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $32 million was transferred from Level 1 to Level
2. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur. There were no transfers between Levels 1 and 2 for the years ended December 31, 2012 and 2011.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Level 3 Assets and Liabilities by Price Source - The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                         As of December 31, 2013
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $       4,362    $        -   $       4,362
Asset-backed securities                                   50        15,973          16,023
Equity securities                                         79             -              79
Receivables from parents and affiliates                    -         3,138           3,138
                                               -------------    ----------   -------------
  Subtotal excluding separate account assets           4,491        19,111          23,602
Separate account assets                                6,692             -           6,692
                                               -------------    ----------   -------------
  Total assets                                 $      11,183    $   19,111   $      30,294
                                               =============    ==========   =============
Future policy benefits                         $     (38,190)   $        -   $     (38,190)
Other liabilities                                     43,340             -          43,340
                                               -------------    ----------   -------------
  Total liabilities                            $       5,150    $        -   $       5,150
                                               =============    ==========   =============

                                                         As of December 31, 2012
                                               -------------------------------------------
                                                Internal (1)    External (2)     Total
                                               -------------  -------------- -------------
                                                              (in thousands)
Corporate securities                           $       5,157    $      916   $       6,073
Asset-backed securities                                   56        18,245          18,301
Equity securities                                      1,067         1,390           2,457
Reinsurance recoverables                              85,166             -          85,166
Receivables from parents and affiliates                    -           998             998
                                               -------------    ----------   -------------
  Subtotal excluding separate account assets          91,446        21,549         112,995
Separate account assets                                6,201             -           6,201
                                               -------------    ----------   -------------
  Total assets                                 $      97,647    $   21,549   $     119,196
                                               =============    ==========   =============
Future policy benefits                         $     116,673    $        -   $     116,673
                                               -------------    ----------   -------------
  Total liabilities                            $     116,673    $        -   $     116,673
                                               =============    ==========   =============

(1)Represents valuations which could incorporate both internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

Quantitative Information Regarding Internally Priced Level 3 Assets and Liabilities - The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities.


                            -------------


                             Fair Value
                            ------------

Assets:
Corporate securities        $      4,362

------------------------------------------
Liabilities:
Future policy benefits (3)  $    (38,190)





------------------------------------------
Other Liabilities                 43,340

------------------------------------------

                                                        As of December 31, 2013
                            --------------------------------------------------------------------------------------------
                                                                                                      Impact of Increase
                                                                                             Weighted in Input on Fair
                              Valuation Techniques     Unobservable Inputs   Minimum Maximum Average      Value (1)
                            ----------------------  ------------------------ ------- ------- -------- ------------------
                                                            (in thousands)
Assets:
Corporate securities        Discounted cash flow    Discount rate             11.0%   11.0%   11.00%      Decrease
                            Market comparables      EBITDA multiples (2)      6.0X    7.0X    6.09X       Increase
-------------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits (3)  Discounted cash flow    Lapse rate (4)               0%     11%               Decrease
                                                    NPR spread (5)            0.08%   1.09%               Decrease
                                                    Utilization rate (6)        70%     94%               Increase
                                                    Withdrawal rate (7)         86%    100%               Increase
                                                    Mortality rate (8)           0%     13%               Decrease
                                                    Equity Volatility curve     15%     28%               Increase
-------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position.
                            Fair values are determined in the same manner as future policy benefits
-------------------------------------------------------------------------------------------------------------------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                    As of December 31, 2012
                            --------------------------------------------------------------------------------------

                                                                                                          Weighted
                              Fair Value   Valuation Techniques     Unobservable Inputs   Minimum Maximum Average
                            ------------ ----------------------  ------------------------ ------- ------- --------
                                                                         (in thousands)
Assets:
Corporate securities        $     5,157  Discounted cash flow    Discount rate            11.50%  17.50%   13.39%
-------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables    $    85,166  Fair values are determined in the same manner as future policy benefits
------------------------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits (3)  $   116,673  Discounted cash flow    Lapse rate (4)               0%     14%
                                                                 NPR spread (5)            0.20%   1.60%
                                                                 Utilization rate (6)        70%     94%
                                                                 Withdrawal rate (7)         85%    100%
                                                                 Mortality rate (8)           0%     13%
                                                                 Equity Volatility curve     19%     34%
-------------------------------------------------------------------------------------------------------------------

                            ------------------
                            Impact of Increase
                            in Input on Fair
                                Value (1)
                            ------------------

Assets:
Corporate securities            Decrease
-----------------------------------------------
Reinsurance recoverables
------------------------------------------------
Liabilities:
Future policy benefits (3)      Decrease
                                Decrease
                                Increase
                                Increase
                                Decrease
                                Increase
-----------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(5)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(6)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(7)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(8)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations and other data. While experience for these products is still emerging, the Company expects benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Statement of Operations. In addition, fees earned by the Company related to the

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $6.7 million and $6.2 million of investments in real estate as of December 31, 2013 and December 31, 2012, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. Fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and 5.50% to 9.50% (7.30% weighted average) as of December 31, 2012 and discount rates which ranged from 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013 and 7.00% to 11.50% (8.30% weighted average) as of December 31, 2012.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                               Year Ended December 31, 2013
                                                             -------------------------------------------------------------------
                                                             Fixed Maturities - Available For Sale
                                                             ------------------------------------
                                                                                                       Trading         Equity
                                                                                                   Account Assets -  Securities,
                                                                Corporate         Asset-Backed          Equity      Available for
                                                                Securities         Securities         Securities        Sale
                                                              ----------------    --------------   ---------------- -------------
                                                                                      (in thousands)
Fair Value, beginning of period assets/(liabilities)         $          6,073    $       18,301      $      1,390    $     1,067
  Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                               (87)                -                 -            483
    Asset management fees and other income                                  -                 -               109              -
    Interest credited to policyholders' account balances                    -                 -                 -              -
    Included in other comprehensive income (loss)                         (95)               86                 -             11
  Net investment income                                                    36               244                 -              -
  Purchases                                                               352            12,016                 -              -
  Sales                                                                    (1)                -           (1,499)         (1,482)
  Issuances                                                                 -                 -                 -              -
  Settlements                                                            (975)           (5,109)                -              -
  Transfers into Level 3 (2)                                                -                 -                 -              -
  Transfers out of Level 3 (2)                                           (941)           (7,518)                -              -
  Other (4)                                                                 -            (1,997)                -              -
                                                              ----------------    --------------     ------------    -----------
Fair Value, end of period assets/(liabilities)               $          4,362    $       16,023      $          -    $        79
                                                              ================    ==============     ============    ===========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                         Year Ended December 31, 2013
                                                     ---------------------------------------------------------------------
                                                     Fixed Maturities - Available For Sale
                                                     -------------------------------------
                                                                                               Trading          Equity
                                                                                           Account Assets -   Securities,
                                                        Corporate         Asset-Backed          Equity       Available for
                                                        Securities         Securities         Securities         Sale
                                                     ----------------  ------------------  ---------------- ---------------
                                                                                (in thousands)
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -     $            -     $           -    $           -
    Asset management fees and other income            $            -     $            -     $          25    $           -

                                                                         Year Ended December 31, 2013
                                                     ---------------------------------------------------------------------
                                                     Receivables from
                                                       Parents and          Separate        Future Policy        Other
                                                        Affiliates     Account Assets (1)      Benefits     Liabilities (5)
                                                     ----------------  ------------------  ---------------- ---------------
                                                                                (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $          998     $        6,201     $    (116,673)   $      85,164
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                        -                  -           204,349         (169,386)
    Asset management fees and other income                         -                  -                 -                -
    Interest credited to policyholders' account
     balances                                                      -                491                 -                -
   Included in other comprehensive income (loss)                  (9)                 -                 -                -
 Net investment income                                             -                  -                 -                -
 Purchases                                                     3,648                  -                 -           40,882
 Sales                                                        (2,497)                 -                 -                -
 Issuances                                                         -                  -           (49,486)               -
 Settlements                                                       -                  -                 -                -
 Transfers into Level 3 (2)                                        -                  -                 -                -
 Transfers out of Level 3 (2)                                   (999)                 -                 -                -
 Other (4)                                                     1,997                  -                 -                -
                                                      --------------     --------------     -------------    -------------
Fair Value, end of period assets/(liabilities)        $        3,138     $        6,692     $      38,190    $     (43,340)
                                                      ==============     ==============     =============    =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $            -     $            -     $     202,622    $    (168,474)
    Asset management fees and other income            $            -     $            -     $           -    $           -
    Interest credited to policyholders' account
     balances                                         $            -     $          491     $           -    $           -

                                                                            Year Ended December 31, 2012
                                                     -------------------------------------------------------------------------
                                                        Fixed Maturities Available For Sale
                                                     -----------------------------------------
                                                                                   Commercial       Trading         Equity
                                                                                   mortgage-    Account Assets -  Securities,
                                                      Corporate     Asset-Backed     backed          Equity      Available for
                                                      Securities     Securities    securities      Securities        Sale
                                                     ------------  -------------  ------------  ---------------- -------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      1,755  $      18,627  $          -    $      1,569   $       1,144
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                  (468)            76             -               -            (122)
    Asset management fees and other income                      -              -             -            (179)              -
   Included in other comprehensive income (loss)              116            355          (128)              -              45
 Net investment income                                          8            337             1               -               -
 Purchases                                                  4,704          5,302             -               -               -
 Sales                                                        (30)             -             -               -               -
 Issuances                                                      -              -             -               -               -
 Settlements                                               (1,814)        (6,142)       (2,496)              -               -
 Transfers into Level 3 (2)                                 4,826            200         2,623               -               -
 Transfers out of Level 3 (2)                              (3,024)          (454)            -               -               -
                                                     ------------  -------------  ------------    ------------   -------------
Fair Value, end of period assets/(liabilities)       $      6,073  $      18,301  $          -    $      1,390   $       1,067
                                                     ============  =============  ============    ============   =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $           -  $          -    $          -   $           -
    Asset management fees and other income           $          -  $           -  $          -    $       (179)  $           -
    Interest credited to policyholders' account
     balances                                        $          -  $           -  $          -    $          -   $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                            Year Ended December 31, 2012
                                                     --------------------------------------------------------------------------
                                                     Other Long-                  Receivables                         Future
                                                        Term      Reinsurance     from Parents       Separate         Policy
                                                     Investments  Recoverables   and Affiliates Account Assets (1)   Benefits
                                                     ----------- --------------- -------------- ------------------ ------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                 $      18  $        53,677 $           -     $      5,995    $    (76,996)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                 (18)           1,491             -                -          (1,562)
    Asset management fees and other income                    -                -             -                -               -
    Interest credited to policyholders' account
     balances                                                 -                -             -              206               -
   Included in other comprehensive income (loss)              -                -            (2)               -               -
 Net investment income                                        -                -             -                -               -
 Purchases                                                    -           29,997         1,000                -               -
 Sales                                                        -                -             -                -               -
 Issuances                                                    -                -             -                -         (38,115)
 Settlements                                                  -                -             -                -               -
 Transfers into Level 3 (2)                                   -                -             -                -               -
 Transfers out of Level 3 (2)                                 -                -             -                -               -
                                                      ---------  --------------- -------------     ------------    ------------
Fair Value, end of period assets/(liabilities)        $       -  $        85,165 $         998     $      6,201    $   (116,673)
                                                      =========  =============== =============     ============    ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net           $       -  $         2,126 $           -     $          -    $     (2,670)
    Asset management fees and other income            $       -  $             - $           -     $          -    $          -
    Interest credited to policyholders' account
     balances                                         $       -  $             - $           -     $        206    $          -

                                                                          Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------
                                                        Fixed Maturities Available For Sale
                                                     -----------------------------------------
                                                                                   Commercial      Equity
                                                                                   Mortgage-     Securities,   Other Long-
                                                      Corporate     Asset-Backed     Backed     Available for     Term
                                                      Securities     Securities    Securities       Sale       Investments
                                                     ------------  -------------  ------------  ------------- -------------
                                                                                 (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      3,636  $      16,619  $          -  $        255  $           -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                     2              -             -          (516)            18
    Asset management fees and other income                      -              -             -             -              -
   Included in other comprehensive income (loss)              (96)          (121)            -           398              -
 Net investment income                                         59            256             -             -              -
 Purchases                                                  1,300         11,089         5,019         1,000              -
 Sales                                                        (99)             -             -             -              -
 Issuances                                                     73              -             -             -              -
 Settlements                                                 (148)        (5,251)            -             -              -
 Transfers into Level 3 (2)                                   900              -             -         1,536              -
 Transfers out of Level 3 (2)                              (3,872)        (3,965)       (5,019)            -              -
 Other (4)                                                      -              -             -        (1,529)             -
                                                     ------------  -------------  ------------  ------------  -------------
Fair Value, end of period assets/(liabilities)       $      1,755  $      18,627  $          -  $      1,144  $          18
                                                     ============  =============  ============  ============  =============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $           -  $          -  $       (454) $           -
    Asset management fees and other income           $          -  $           -  $          -  $          -  $           -
    Interest credited to policyholders' account
     balances                                        $          -  $           -  $          -  $          -  $           -

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                                             Year Ended December 31, 2011
                                                     ----------------------------------------------------------------------------
                                                                                                                  Other Trading
                                                                      Receivables     Separate                   Account Assets -
                                                      Reinsurance     from Parents    Account     Future Policy       Equity
                                                      Recoverables   and Affiliates  Assets (1)     Benefits        Securities
                                                     --------------  -------------- ------------ --------------  ----------------
                                                                                    (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $       11,108  $       5,888         5,393 $       41,316    $          -
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                 (25,919)             -             -        (94,684)              -
    Asset management fees and other income                        -              -             -              -              40
    Interest credited to policyholders' account
     balances                                                     -                          602              -               -
   Included in other comprehensive income (loss)                  -            (13)            -              -               -
   Net investment income                                          -              -             -              -               -
   Purchases                                                 68,488            104             -        (23,628)              -
   Sales                                                          -              -             -              -               -
   Issuances                                                      -              -             -              -               -
   Settlements                                                    -              -             -              -               -
   Transfers into Level 3 (2)                                     -              -             -              -               -
   Transfers out of Level 3 (2)                                   -         (5,979)            -              -               -
   Other (4)                                                      -              -             -              -           1,529
                                                     --------------  -------------  ------------ --------------    ------------
Fair Value, end of period assets/(liabilities)       $       53,677  $           -  $      5,995 $      (76,996)   $      1,569
                                                     ==============  =============  ============ ==============    ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $       18,797  $           -  $          - $      (94,098)   $          -
    Asset management fees and other income           $            -  $           -  $          - $            -    $          -
    Interest credited to policyholders' account
     balances                                        $            -  $           -  $        602 $            -    $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.
(2)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Other primarily represents reclasses of certain assets between reporting categories.
(5)Reinsurance of variable annuity living benefit features classified as "Reinsurance Recoverables" at December 31, 2012, were reclassified to "Other Liabilities" - at December 31, 2013 as they were in a net liability position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

For the year ended December 31, 2011 the majority of the Equity Securities Available for Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information. Perpetual preferred stocks were included in Equity Securities Available for Sale and subsequently transferred to Trading Account Assets.

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                      December 31, 2013                     December 31, 2012
                                                     ---------------------------------------------------- ---------------------
                                                                                                Carrying              Carrying
                                                                    Fair Value                 Amount (1) Fair Value   Amount
                                                     ----------------------------------------- ---------- ---------- ----------
                                                     Level 1   Level 2    Level 3     Total      Total      Total      Total
                                                     -------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
   Commercial mortgage and other loans               $      - $        - $  297,317 $  297,317 $  292,532 $  237,932 $  221,728
   Policy loans                                             -          -    176,885    176,885    176,885    254,824    173,622
   Other long term investments                              -          -        744        744        658        430        388
   Cash and cash equivalents                            1,091     25,551          -     26,642     26,642        822        822
   Accrued investment income                                -     15,024          -     15,024     15,024     15,782     15,782
   Receivables from parents and affiliates                  -     23,198          -     23,198     23,090     20,462     20,284
   Other assets                                             -      3,941          -      3,941      3,941      4,886      4,887
                                                     -------- ---------- ---------- ---------- ---------- ---------- ----------
    Total assets                                     $  1,091 $   67,714 $  474,946 $  543,751 $  538,772 $  535,138 $  437,513
                                                     ======== ========== ========== ========== ========== ========== ==========

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                          December 31, 2013                December 31, 2012
                                                             -------------------------------------------- -------------------
                                                                                                Carrying             Carrying
                                                                        Fair Value             Amount (1) Fair Value  Amount
                                                             --------------------------------- ---------- ---------- --------
                                                             Level 1 Level 2  Level 3  Total     Total      Total     Total
                                                             ------- -------- ------- -------- ---------- ---------- --------
                                                                                 (in thousands)
Liabilities:
   Policyholders' Account Balances - Investment Contracts      $ -   $130,026 $10,956 $140,982  $143,294   $133,268  $134,119
   Cash collateral for loaned securities                         -      4,081       -    4,081     4,081      2,134     2,134
   Short-term debt                                               -     24,569       -   24,569    24,000     24,377    24,000
   Long-term debt                                                -    100,677       -  100,677    93,000     86,785    85,000
   Payables to parent and affiliates                             -      4,607       -    4,607     4,607      2,470     2,470
   Other liabilities                                             -     48,662       -   48,662    48,662     35,792    35,792
                                                               ---   -------- ------- --------  --------   --------  --------
    Total liabilities                                          $ -   $312,622 $10,956 $323,578  $317,644   $284,826  $283,515
                                                               ===   ======== ======= ========  ========   ========  ========

(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the period ended December 31, 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for the year ended December 31, 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012, no such adjustments were made.

Cash, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Cash Collateral for Loaned Securities

This represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase below. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

11.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Foreign Exchange Contracts

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receive a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was an asset of $38 million and a liability of $117 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance recoverables" was a liability of $43 million and an asset of $85 million as of December 31, 2013 and December 31, 2012, respectively.

The Company has invested in fixed maturities in the past that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                          December 31, 2013                  December 31, 2012
                                                  --------------------------------- ------------------------------------
                                                                 Gross Fair Value                      Gross Fair Value
                                                    Notional   --------------------       Notional   ---------------------
              Primary Underlying                     Amount     Assets  Liabilities        Amount     Assets   Liabilities
------------------------------------------------  ------------------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
  Currency/Interest Rate
  Currency Swaps                                  $     41,256 $      - $  (3,328)      $     22,332 $       7 $   (1,330)
                                                  ------------ -------- -----------     ------------ --------- -----------
Total Qualifying Hedges                           $     41,256 $      - $  (3,328)      $     22,332 $       7 $   (1,330)
                                                  ============ ======== ===========     ============ ========= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
  Interest
  Interest Rate Swaps                             $     57,200 $  3,443 $        -      $     57,200 $   9,353 $         -
  Credit
  Credit Default Swaps                                   9,275       15      (499)             9,275       614       (369)
  Currency/Interest Rate
  Currency Swaps                                        10,370        -      (556)             9,115         -       (836)
  Equity
  Equity Options                                     1,870,001    1,666      (742)         1,870,001    14,354     (9,555)
                                                  ------------ -------- -----------     ------------ --------- -----------
Total Non-Qualifying Hedges                          1,946,846    5,124    (1,797)         1,945,591    24,321    (10,760)
                                                  ============ ======== ===========     ============ ========= ===========
Total Derivatives (1)                             $  1,988,102 $  5,124 $  (5,125)      $  1,967,923 $  24,328 $  (12,090)
                                                  ============ ======== ===========     ============ ========= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was an asset of $38 million and a liability of $119 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits" and "Fixed maturities, available-for-sale."

Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements, that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                     December 31, 2013
                                                -----------------------------------------------------------
                                                                Gross          Net
                                                   Gross       Amounts       Amounts
                                                Amounts of  Offset in the Presented in
                                                Recognized  Statement of  the Statement  Financial
                                                 Financial    Financial   of Financial  Instruments/  Net
                                                Instruments   Position      Position     Collateral  Amount
                                                ----------- ------------- ------------- ------------ ------
                                                                      (in thousands)
Offsetting of Financial Assets:
Derivatives                                       $ 5,124      $(5,124)      $     -      $      -    $ -
Securities purchased under agreement to resell     25,551            -        25,551       (25,551)     -
                                                  -------      -------       -------      --------    ---
Total Assets                                      $30,675      $(5,124)      $25,551      $(25,551)   $ -
                                                  =======      =======       =======      ========    ===
Offsetting of Financial Liabilities:
Derivatives                                       $ 5,125      $(5,124)      $     1      $      -    $ 1
Securities sold under agreement to repurchase           -            -             -             -      -
                                                  -------      -------       -------      --------    ---
Total Liabilities                                 $ 5,125      $(5,124)      $     1      $      -    $ 1
                                                  =======      =======       =======      ========    ===

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                             December 31, 2012
                                                ---------------------------------------------------------------------------
                                                                   Gross            Net
                                                    Gross         Amounts         Amounts
                                                 Amounts of    Offset in the   Presented in
                                                 Recognized    Statement of    the Statement    Financial
                                                  Financial      Financial     of Financial    Instruments/       Net
                                                 Instruments     Position        Position       Collateral       Amount
                                                ------------- ---------------  ------------- ---------------  -------------
                                                                              (in thousands)
Offsetting of Financial Assets:
Derivatives                                     $      24,193 $       (12,090) $      12,103 $             -  $      12,103
Securities purchased under agreement to resell         49,774               -         49,774         (49,774)             0
                                                ------------- ---------------  ------------- ---------------  -------------
Total Assets                                    $      73,967 $       (12,090) $      61,877 $      (49,774)  $      12,103
                                                ============= ===============  ============= ===============  =============
Offsetting of Financial Liabilities:
Derivatives                                     $      12,090 $       (12,090) $           - $             -  $           -
Securities sold under agreement to repurchase               -               -              -               -              -
                                                ------------- ---------------  ------------- ---------------  -------------
Total Liabilities                               $      12,090 $      (12,090)  $           - $             -  $           -
                                                ============= ===============  ============= ===============  =============

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                   Year Ended December 31, 2013
                                    ---------------------------------------------------------
                                                                                    Accumulated
                                       Realized            Net                         Other
                                      Investment        Investment     Other       Comprehensive
                                    Gains/(Losses)        Income       Income        Income(1)
                                    ----------------    -----------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           64 $     (301) $          (1,730)
                                    --------------      ----------     ------      -------------
  Total cash flow hedges                         -              64       (301)            (1,730)
                                    --------------      ----------     ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                             (4,050)              -          -                  -
  Currency                                       -               -          -                  -
  Currency/Interest Rate                      (110)              -         12                  -
  Credit                                    (1,016)              -          -                  -
  Equity                                    (3,875)              -          -                  -
  Embedded Derivatives                      27,755               -          -                  -
                                    --------------      ----------     ------      -------------
  Total non-qualifying hedges               18,704               -         12                  -
                                    --------------      ----------     ------      -------------
  Total                         $           18,704  $           64 $     (289) $          (1,730)
                                    ==============      ==========     ======      =============

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


                                                   Year Ended December 31, 2012
-                                   ----------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment      Other       Comprehensive
                                    Gains/(Losses)        Income        Income        Income(1)
                                    --------------------------------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $           23  $        8  $            (697)
                                    --------------      ----------      ------      -------------
  Total cash flow hedges                         -              23           8               (697)
                                    --------------      ----------      ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              2,648               -           -                  -
  Currency                                       2               -           -                  -
  Currency/Interest Rate                      (147)              -          (6)                 -
  Credit                                      (285)              -           -                  -
  Equity                                      (211)              -           -                  -
  Embedded Derivatives                      (7,631)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total non-qualifying hedges               (5,624)              -          (6)                 -
                                    --------------      ----------      ------      -------------
  Total                         $           (5,624) $           23  $        2  $            (697)
                                    ==============      ==========      ======      =============

                                                   Year Ended December 31, 2011
-                                   ----------------------------------------------------------
                                                                                     Accumulated
                                       Realized            Net                          Other
                                      Investment        Investment      Other       Comprehensive
                                    Gains/(Losses)        Income        Income        Income(1)
                                    --------------------------------    --------    --------------
                                                          (in thousands)
Derivatives Designated as
Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate        $                -  $          (41) $        2  $             471
                                    --------------      ----------      ------      -------------
  Total cash flow hedges                         -             (41)          2                471
                                    --------------      ----------      ------      -------------
Derivatives Not Qualifying as
Hedging Instruments:
  Interest Rate                              9,402               -           -                  -
  Currency                                       -               -           -                  -
  Currency/Interest Rate                      (181)              -           -                  -
  Credit                                        68               -           -                  -
  Equity                                         -               -           -                  -
  Embedded Derivatives                    (121,599)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total non-qualifying hedges             (112,310)              -           -                  -
                                    --------------      ----------      ------      -------------
  Total                         $         (112,310) $          (41) $        2  $             471
                                    ==============      ==========      ======      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2010                                                                    $(1,100)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011            (7,152)
Amount reclassified into current period earnings                                                7,622
                                                                                     ----------------
Balance, December 31, 2011                                                                       (630)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012              (666)
Amount reclassified into current period earnings                                                  (31)
                                                                                     ----------------

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2012                                                                    $(1,327)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013            (1,493)
Amount reclassified into current period earnings                                                 (237)
                                                                                     ----------------
Balance, December 31, 2013                                                                    $(3,057)
                                                                                     ================

As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2013 and December 31, 2012.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $9 million of outstanding notional amounts, reported at fair value as a liability of less than $1 million for both periods.

Prior to disposal in the fourth quarter of 2013, the Company held certain externally-managed investments in the European market which contained embedded derivatives. Their fair values were primarily driven by changes in credit spreads. These investments were medium-term notes that were collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as varying degrees of leverage. The notes had a stated coupon and provided a return based on the performance of the underlying portfolios and the level of leverage. The Company invested in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes were accounted for under U.S. GAAP as available-for-sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities were reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million on December 31, 2012. The fair value of the embedded derivatives included in "Fixed maturities, available-for-sale" was a liability of $2 million on December 31, 2012.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $3 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $757 thousand as of December 31, 2013.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC., filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------

position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $1 million for each of the years ended December 31, 2013, 2012 and 2011. The expense charged to the Company for the deferred compensation program was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2013, 2012 and 2011.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $75 million, $106 million and $95 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Corporate Owned Life Insurance

The Company has sold two Corporate Owned Life Insurance, or "COLI", policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI contracts was $1,344 million at December 31, 2013 and $1,195 million at December 31, 2012. Fees related to these COLI policies were $22 million, $16 million and $16 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates PARCC, Pruco Re, PAR TERM and PAR U, and its parent companies, Pruco Life and Prudential Insurance, in order to provide risk diversification, additional capacity for future growth and limit the maximum net loss potential. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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Reinsurance amounts included in the Company's Statements of Financial Position at December 31, were as follows:

                                           December 31,   December 31,
                                               2013           2012
                                          -------------- --------------
                                                 (in thousands)
Reinsurance recoverables                  $      999,240 $      870,122
Policy loans                                    (12,340)       (13,368)
Deferred policy acquisition costs              (207,517)      (150,019)
Other liabilities (reinsurance payables)          76,499         36,704

The reinsurance recoverables by counterparty is broken out below.

                                     Reinsurance Recoverables
                                -----------------------------------
                                December 31, 2013 December 31, 2012
                                ----------------- -----------------
                                          (in thousands)
PARCC                             $    482,633      $    442,720
PAR TERM                                82,322            50,283
Prudential Insurance                    28,457            23,766
PAR U                                  397,776           261,318
Pruco Life                               6,008             5,287
Pruco Re (1)                                50            85,203
Unaffiliated                             1,994             1,545
                                  ------------      ------------
Total reinsurance recoverables    $    999,240      $    870,122
                                  ============      ============

(1)December 31, 2013 excludes $43 million reclassed to other liabilities due to mark-to-market impact discussed above.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

                                                                             2013           2012           2011
                                                                        -------------- -------------- --------------
                                                                                       (in thousands)
Premiums                                                                $    (171,885) $    (160,286) $    (151,808)
Policy charges and fee income                                                 (82,947)       (59,836)       (48,357)
Net investment income                                                            (504)          (152)              -
Other income                                                                         -          1,807              -
Interest credited to policyholders' account balance                           (10,443)        (4,000)              -
Policyholders' benefits                                                      (205,283)      (170,293)      (164,306)
Reinsurance expense allowances, net of capitalization and amortization        (28,840)       (26,693)       (20,469)
Realized investment gains (losses) net                                       (176,902)        (1,620)       (26,567)

Pruco Life

The company reinsures certain variable COLI and PDI policies with Pruco Life.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR TERM

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR TERM.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2012 the Company recaptured a portion of this agreement related to its universal life policies and now reinsures these risks with PAR U as discussed below.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

--------------------------------------------------------------------------------


PAR U

Effective July 1, 2012, the Company, entered into an automatic coinsurance agreement with PAR U, an affiliated company, to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between the Company and PAR U was amended to revise language relating to the consideration due to PAR U.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Affiliated Asset Administration Fee Income

The Company participates in a revenue sharing agreement with AST Investment Services, Inc, formerly known as American Skandia Investment Services, Inc, whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $26.4 million, $19.3 million and $12.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Statements of Operations and Comprehensive Income (Loss).

The Company participates in a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income from policyholders' account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $6.6 million, $6.1 million and $6.0 million for the years ended December 31, 2013, 2012 and 2011, respectively. These revenues are recorded as "Asset administration fees" in the Company's Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $2.3 million, $2.6 million, and $2.3 million for the years ended
December 31, 2013, 2012 and 2011, respectively. These expenses are recorded as "Net Investment Income" in the Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain(loss), respectively.

                                                                                  Additional
                                                                                   Paid-in
                                                                                   Capital,       Realized
                                                                                  Net of Tax     Investment Derivative
                                                                                  Increase/        Gain/      Gain/
     Affiliate         Date   Transaction       Security Type       FV      BV    (Decrease)       (Loss)     (Loss)
      ---------       ------- -------------     -----------       ------- ------- ---------- -   ---------- ----------
                                                                                       (in millions)
Pruco Life            Dec-11  Purchase      Commercial Mortgages  $    11 $    10   $   (1)       $     -     $    -
Pruco Life            Dec-11  Sale          Fixed Maturities           14      13        1              -          -
                                            Fixed Maturities and
PAR U                 Sep-12  Sale          Commercial Mortgages      156     142        -             14         (5)
Prudential Financial  Sep-12  Transfer Out  Fixed Maturities           46      41        3              -          -
Prudential Insurance  Sep-13  Sale          Commercial Mortgages        2       2        1              -          -

Debt Agreements

The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs.

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

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The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                                 Amount of Notes -   Amount of Notes -
Affiliate                           Date Issued   December 31, 2013   December 31, 2012   Interest Rate   Date of Maturity
---------                         ------------- ------------------- ------------------- --------------- ------------------
                                                     (in thousands)
PFI                                12/16/2011       $    33,000         $    44,000      2.65% - 3.61%  12/2013 - 12/2016
Washington Street Investment       12/17/2012            52,000              65,000      0.95% - 1.87%  12/2013 - 12/2017
PFI                                11/15/2013             9,000                   -              2.24%         12/15/2018
PFI                                11/15/2013            23,000                   -              3.19%         12/15/2020
                                                    -----------         -----------
Total Loans Payable to Affiliate                    $   117,000         $   109,000
                                                    ===========         ===========

The total interest expense to the Company related to loans payable to affiliates was $2.3 million, $1.7 million, and $0.1 million for the years ended December 31, 2013, 2012, and 2011, respectively.

Contributed Capital and Dividends

In June 2013, the Company paid a dividend in the amount of $155 million to Pruco Life.

14.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                    March 31     June 30     September 30  December 31,
                                                   ----------------------------------------------------
                                                                      (in thousands)
2013
Total revenues                                     $    80,971 $    85,711  $      43,895  $    89,523
Total benefits and expenses                             21,433      25,360        (15,688)      37,786
Income (loss) from operations before income taxes       59,538      60,351         59,583       51,737
Net income (loss)                                  $    43,332 $    41,997  $      39,540  $    40,974
                                                   =========== ===========  =============  ===========

2012
Total revenues                                     $    79,015 $    60,048  $      69,626  $    75,916
Total benefits and expenses                                305     102,086         15,142       23,805
Income (loss) from operations before income taxes       78,710     (42,038)        54,484       52,111
Net income (loss)                                  $    53,391 $   (27,449) $      40,294  $    37,825
                                                   =========== ===========  =============  ===========

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly owned subsidiary of The Prudential Insurance Company of America) at December 31, 2013 and December 31, 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/
PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

   (a) Financial Statements

(1) Financial Statements of the subaccounts of Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2013; the Statements of Operations for the period ended December 31, 2013; the Statements of Changes in Net Assets for the periods ended December 31, 2013 and December 31, 2012; and the Notes relating thereto appear at the end of the SAI (Part B of the Registration Statement).

(2) Financial Statements of Pruco Life Insurance Company of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2013 and 2012; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2013, 2012, and 2011; and the Notes to the Financial Statements appear at the end of the SAI (Part B of the Registration Statement).

(b) Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Note 2)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Distribution and Underwriting Agreement by and among Pruco Life Insurance Company of New Jersey (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1) Specimen Affiliated Insurer Amendment to Selling Agreement (Note 6)

(b) (2) List of Broker Dealers selling under original Selling Agreement (Note
8).

(b) (3) List of Broker Dealers that executed Amendment to Selling Agreement (Note 8).

(4)(a) Form of contract P-O/IND (5/11) NY (Note 9)

(4)(b) Form of Highest Daily Lifetime Income Benefit v2.1 Rider P-RID-HD (2/13) -NY (includes schedule pages P-SCH-HD (2/13) -NY) (Note 11).

(4) (c) Form of Individual Retirement Annuity Endorsement P-END-IRA NY (02/10) (Note 6)

(4) (d) Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH NY (02/10) (Note 6)

(4) (e) Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN NY (02/10) (Note 6)

(4) (f) Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN NY (02/10) (Note 6)

(4) (g) Amendatory Tax Endorsement. (Note 14)

(4) (h) Form of Highest Daily Lifetime Income v3.0 Benefit Rider P-RID-HD (2/14)-NY (Note 15)

(4) (i) Form of Highest Daily Lifetime Income v3.0 Benefit Schedule Supplement P-SCH-HD (2/14)-NY (Note 15)

(5) (a) Form of Application for the Contract ORD 203732 (2/13) NY. (Note 11)

(5) (b) Form of Application for the Contract ORD 203732 NY REV (2/14) (Note 15)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended. (Note 4)

   (b) By-laws of Pruco Life Insurance Company of New Jersey. (Note 5)

   (c) Certificate of Amendment to the Certificate of Incorporation dated October 1, 2012 (Note 13)

(7) Contracts of reinsurance--(Not Applicable)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

   (a) Copy of AST Fund Participation Agreement. (Note 6)

   (b) Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

   (c) Amendment to Fund Participation Agreement. (Note 14)

(9) Opinion of Counsel. (Note 11)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney -
   (a) Power of Attorney for Bernard J. Jacob (Note 16)

   (b) Power of Attorney for Robert F. O'Donnell (Note 10)

   (c) Power of Attorney for Richard F. Lambert (Note 11)

   (d) Power of Attorney for Kent D. Sluyter (Note 11)

   (e) Power of Attorney for Yanela C. Frias (Note 12)

   (f) Powers of Attorney for John Chieffo and Kenneth Y. Tanji (Note 14)

   (g) Power of Attorney for Stephen Pelletier (Note 16)

(Note 1) Filed Herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4 Registration No. 333-131035, filed December 18, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form S-6, Registration No. 002-89780, filed April 28,1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5) Incorporated by reference to Form S-6, Registration No. 333-85117 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 6) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4 Registration No. 333-162678, filed February 3, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4, Registration No. 333-131035, filed April 19, 2007 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4, Registration No. 333-162678, filed April 16, 2010 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No.1, Form N-4 Registration No. 333-170468 filed April 1, 2011 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Initial Form N-4 Registration No. 333-184891, filed, November 9, 2012 on behalf of Pruco Life of New Jersey Flexiable Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Pre-Effective Amendment No. 1, Form N-4 to Registration Statement No. 333-184891, filed January 23, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Pre-Effective Amendment No. 2, Form N-4 to Registration Statement No. 333-184891, filed February 12, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to the Annual Report on Form 10-K for the year ended December 31, 2012, filed March 15, 2013, on behalf of Pruco Life Insurance Company of New Jersey.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 1, Form N-4 Registration Statement No. 333-184891, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 3, Form N-4 Registration Statement No. 333-184891, filed December 9, 2013, on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 4, Form N-4 Registration Statement No. 333-184891, filed April 11, 2014 on behalf of Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (engaged directly or indirectly in Registrant's variable annuity business):

Name and Principal Business Address     Position and Offices with Depositor
-----------------------------------     ---------------------------------------
John Chieffo                            Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Joseph D. Emanuel                       Vice President, Chief Legal Officer,
One Corporate Drive                     and Secretary
Shelton, Connecticut 06484-6208

Yanela C. Frias                         Vice President, Director, Chief
213 Washington Street                   Accounting Officer, and
Newark, New Jersey J 07102-2917         Chief Financial Officer

Theresa M. Dziedzic                     Senior Vice President, Chief Actuary,
751 Broad Street                        and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                        Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                      Director
751 Broad Street
Newark, NJ 07102-3714

James M. O'Connor                       Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Robert F. O'Donnell                     Director, Chief Executive Officer, and
One Corporate Drive                     President
Shelton, Connecticut 06484-6208

Kent D. Sluyter                         Director and Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2917

Kenneth Y. Tanji                        Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Stephen Pelletier                       Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account. Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 27, 2014, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2014, there were 580 Qualified contract owners and 288 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law,
Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1A(6)(c) to Form S-6 filed August 13, 1999 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:
NAME                              POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------------- ---------------------------------------
Timothy S. Cronin                 Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Bruce Ferris                      President and Chief Executive Officer
One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                   Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Rodney R. Allain                  Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Dawn M. LeBlanc                   Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Steven P. Marenakos               Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Mark Livesay                      Vice President and Chief Operating
One Corporate Drive               Officer
Shelton, Connecticut 06484-6208

John D. Rosero                    Vice President, Secretary and Chief
213 Washington Street             Legal Officer
Newark, New Jersey 07102-2917

Elizabeth Marin                   Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                    Chief Financial Officer and Controller
Three Gateway Center
Newark, New Jersey 07102-4061

Michael B. McCauley               Vice President and Chief Compliance
One Corporate Drive               Officer
Shelton, Connecticut 06484-6208

Robert R. Costello                Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

Patricia L. Kelley                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Andrew A. Morawiec                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

William D. Wilcox                 Vice President
280 Trumbull Street
Hartford, Connecticut 06103-3509

Richard W. Kinville               AML Officer
751 Broad Street
Newark, New Jersey 07102-3714

(c) Commissions received by PAD during 2013 with respect to all individual annuities issued by Pruco Life of New Jersey.

                                        Net Underwriting Compensation
 Name of Principal                       Discounts and        on
 Underwriter Commissions   Compensation   Commissions     Redemption  Brokerage
 ------------------------  ------------ ---------------- ------------ ---------
 Prudential Annuities
   Distributors, Inc*      $75,673,069        $-0-           $-0        $-0-

* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life Insurance Company of New Jersey hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company of New Jersey.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 30th day of September 2014.

      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

/s/ Robert F. O'Donnell
-------------------------------
Robert F. O'Donnell
President and Chief
Executive officer

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                   DEPOSITOR

By:  /s/ Robert F. O'Donnell
     -------------------------------
     Robert F. O'Donnell
     President and Chief
     Executive officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                TITLE                     DATE
---------                    -----------------------------  -------------------

/s/ Robert F. O'Donnell
---------------------------  Director, President and Chief
Robert F. O'Donnell          Executive Officer              September 30, 2014

Yanela C. Frias*             Chief Financial Officer,
---------------------------  Chief Accounting Officer,
Yanela C. Frias              Vice President and Director    September 30, 2014

John Chieffo*
---------------------------
John Chieffo                 Director                       September 30, 2014

Kenneth Y. Tanji*
---------------------------
Kenneth Y. Tanji             Director                       September 30, 2014

Bernard J. Jacob*
---------------------------
Bernard J. Jacob             Director                       September 30, 2014

Richard F. Lambert*
---------------------------
Richard F. Lambert           Director                       September 30, 2014

Kent D. Sluyter*
---------------------------
Kent D. Sluyter              Director                       September 30, 2014

By:. /s/ William J. Evers
     --------------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(10) Written Consent of Independent Registered Public Accounting Firm